UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

ITEM 1.                                                  SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.1%)
Abercrombie & Fitch Co. Cl A	6,825	241,400
Amazon.com, Inc.*	31,625	9,887,240
AutoNation, Inc.*	5,764	300,708
AutoZone, Inc.*	3,182	1,345,127
Bed Bath & Beyond, Inc.*	19,373	1,498,695
Best Buy Co., Inc.	24,086	903,225
BorgWarner, Inc.	10,150	1,029,109
Cablevision Systems Corp. Cl A	19,357	325,972
CarMax, Inc.*	20,139	976,137
Carnival Corp.	39,955	1,304,131
CBS Corp. Cl B	50,237	2,771,073
Chipotle Mexican Grill, Inc.*	2,835	1,215,365
Coach, Inc.	25,592	1,395,532
Comcast Corp. Cl A	234,898	10,605,645
D.R. Horton, Inc.	24,250	471,178
Darden Restaurants, Inc.	12,392	573,626
Delphi Automotive PLC	25,191	1,471,658
DIRECTV*	45,253	2,703,867
Discovery Communications, Inc. Cl A*	19,911	1,680,887
Disney (Walt) Co.	154,148	9,941,005
Dollar General Corp.*	26,516	1,497,093
Dollar Tree, Inc.*	19,075	1,090,327
Expedia, Inc.	9,347	484,081
Family Dollar Stores, Inc.	8,567	616,995
Ford Motor Co.	355,860	6,003,358
Fossil Group, Inc.*	4,523	525,754
GameStop Corp. Cl A	11,159	554,044
Gannett Co., Inc.	20,532	550,052
Gap, Inc.	25,086	1,010,464
Garmin Ltd.	10,788	487,510
General Motors Co.*	82,965	2,984,251
Genuine Parts Co.	13,672	1,105,928
Goodyear Tire & Rubber Co.*	21,791	489,208
H&R Block, Inc.	24,861	662,794
Harley-Davidson, Inc.	19,873	1,276,642
Harman Int’l. Industries, Inc.	6,238	413,143
Hasbro, Inc.	10,000	471,400
Home Depot, Inc.	125,602	9,526,912
International Game Technology	22,993	435,257
Interpublic Group of Cos., Inc.	37,504	644,319
Johnson Controls, Inc.	61,025	2,532,538
Kohl’s Corp.	18,229	943,351
L Brands, Inc.	21,588	1,319,027
Leggett & Platt, Inc.	12,949	390,412
Lennar Corp. Cl A	14,705	520,557
Lowe’s Cos., Inc.	92,994	4,427,444
Macy’s, Inc.	34,130	1,476,805
Marriott International, Inc. Cl A	20,520	863,071
Mattel, Inc.	30,253	1,266,391
McDonald’s Corp.	90,735	8,729,614
Netflix, Inc.*	5,219	1,613,767
Newell Rubbermaid, Inc.	25,918	712,745
News Corp. Cl A*	45,969	738,262
NIKE, Inc. Cl B	67,328	4,890,706
Nordstrom, Inc.	13,180	740,716
O’Reilly Automotive, Inc.*	9,774	1,247,065

Omnicom Group, Inc.	23,080	1,464,195
Penney (J.C.) Co., Inc.*	29,455	259,793
PetSmart, Inc.	9,370	714,556
Priceline.com, Inc.*	4,519	4,568,483
Pulte Homes, Inc.	30,552	504,108
PVH Corp.	7,343	871,541
Ralph Lauren Corp.	5,479	902,556
Ross Stores, Inc.	19,203	1,397,978
Scripps Networks Interactive, Inc. Cl A	9,461	738,999
Staples, Inc.	58,406	855,648
Starbucks Corp.	67,341	5,183,237
Starwood Hotels & Resorts	17,826	1,184,538
Target Corp.	56,494	3,614,486
Tiffany & Co.	9,973	764,131
Time Warner Cable, Inc.	25,464	2,841,782
Time Warner, Inc.	81,305	5,350,682
TJX Cos., Inc.	62,289	3,512,477
TripAdvisor, Inc.*	9,612	728,974
Twenty-First Century Fox, Inc. Cl A	178,613	5,983,536
Urban Outfitters, Inc.*	9,983	367,075
V.F. Corp.	7,708	1,534,277
Viacom, Inc. Cl B	38,646	3,230,033
Washington Post Co. Cl B	403	246,374
Whirlpool Corp.	6,617	968,993
Wyndham Worldwide Corp.	12,027	733,286
Wynn Resorts Ltd.	7,143	1,128,665
Yum! Brands, Inc.	40,777	2,911,070
		166,445,056
CONSUMER STAPLES (9.8%)
Altria Group, Inc.	178,619	6,135,563
Archer-Daniels-Midland Co.	58,520	2,155,877
Avon Products, Inc.	38,060	784,036
Beam, Inc.	14,538	939,882
Brown-Forman Corp. Cl B	14,471	985,909
Campbell Soup Co.	16,372	666,504
Clorox Co.	11,980	979,006
Coca-Cola Co.	345,460	13,086,025
Coca-Cola Enterprises, Inc.	21,910	881,001
Colgate-Palmolive Co.	78,428	4,650,780
ConAgra Foods, Inc.	39,832	1,208,503
Constellation Brands, Inc. Cl A*	15,260	875,924
Costco Wholesale Corp.	39,332	4,527,900
CVS Caremark Corp.	113,924	6,465,187
Dr. Pepper Snapple Group, Inc.	18,213	816,307
Estee Lauder Cos., Inc. Cl A	22,884	1,599,592
General Mills, Inc.	59,221	2,837,870
Hershey Co.	13,309	1,231,083
Hormel Foods Corp.	11,910	501,649
J.M. Smucker Co.	9,630	1,011,535
Kellogg Co.	23,393	1,373,871
Kimberly-Clark Corp.	34,457	3,246,539
Kraft Foods Group, Inc.	54,612	2,863,853
Kroger Co.	45,033	1,816,631
Lorillard, Inc.	33,107	1,482,531
McCormick & Co., Inc.	11,806	763,848
Mead Johnson Nutrition Co.	17,965	1,334,081
Molson Coors Brewing Co. Cl B	14,049	704,276
Mondelez International, Inc. Cl A	157,257	4,941,015
Monster Beverage Corp.*	12,286	641,944
PepsiCo, Inc.	137,687	10,946,117
Philip Morris Int’l., Inc.	142,825	12,367,217
Proctor & Gamble Co.	246,886	18,662,113
Reynolds American, Inc.	28,086	1,370,035
Safeway, Inc.	19,925	637,401
Sysco Corp.	54,368	1,730,533

Tyson Foods, Inc. Cl A	25,144	711,072
Wal-Mart Stores, Inc.	144,884	10,715,621
Walgreen Co.	75,900	4,083,420
Whole Foods Market, Inc.	33,175	1,940,738
		134,672,989
ENERGY (10.2%)
Anadarko Petroleum Corp.	45,726	4,252,061
Apache Corp.	36,159	3,078,577
Baker Hughes, Inc.	39,980	1,963,018
Cabot Oil & Gas Corp.	37,638	1,404,650
Cameron International Corp.*	21,419	1,250,227
Chesapeake Energy Corp.	45,622	1,180,697
Chevron Corp.	173,893	21,128,000
ConocoPhillips	108,816	7,563,800
CONSOL Energy, Inc.	20,091	676,062
Denbury Resources, Inc.*	34,641	637,741
Devon Energy Corp.	33,829	1,953,963
Diamond Offshore Drilling, Inc.	6,480	403,834
Ensco PLC Cl A	21,478	1,154,443
EOG Resources, Inc.	24,212	4,098,607
EQT Corp.	13,090	1,161,345
Exxon Mobil Corp.	395,741	34,049,555
FMC Technologies, Inc.*	20,699	1,147,139
Halliburton Co.	76,765	3,696,235
Helmerich & Payne, Inc.	9,487	654,129
Hess Corp.	25,630	1,982,224
Kinder Morgan, Inc.	59,198	2,105,673
Marathon Oil Corp.	63,565	2,217,147
Marathon Petroleum Corp.	29,733	1,912,427
Murphy Oil Corp.	15,926	960,656
Nabors Industries Ltd.	23,581	378,711
National Oilwell Varco, Inc.	38,427	3,001,533
Newfield Exploration Co.*	11,790	322,692
Noble Corp.	23,111	872,902
Noble Energy, Inc.	32,180	2,156,382
Occidental Petroleum Corp.	71,361	6,675,108
Peabody Energy Corp.	24,245	418,226
Phillips 66	54,234	3,135,810
Pioneer Natural Resources Co.	12,668	2,391,718
QEP Resources, Inc.	16,361	453,036
Range Resources Corp.	14,784	1,121,958
Rowan Companies PLC Cl A*	11,518	422,941
Schlumberger Ltd.	117,888	10,416,584
Southwestern Energy Co.*	32,740	1,191,081
Spectra Energy Corp.	60,232	2,061,741
Tesoro Corp.	12,620	555,028
Valero Energy Corp.	50,007	1,707,739
Williams Cos., Inc.	60,989	2,217,560
WPX Energy, Inc.*	18,757	361,260
		140,494,220
FINANCIALS (15.7%)
ACE Ltd.	29,726	2,781,165
Aflac, Inc.	41,400	2,566,386
Allstate Corp.	40,432	2,043,838
American Express Co.	81,918	6,186,447
American Int’l. Group, Inc.	133,333	6,483,984
American Tower Corp.	35,639	2,641,919
Ameriprise Financial, Inc.	17,573	1,600,549
Aon PLC	25,418	1,892,116
Apartment Investment & Management Co. Cl A	13,008	363,444
Assurant, Inc.	6,973	377,239
AvalonBay Communities, Inc.	10,669	1,355,923
Bank of America Corp.	976,217	13,471,795
Bank of New York Mellon Corp.	105,097	3,172,878
BB&T Corp.	62,190	2,098,913

Berkshire Hathaway, Inc. Cl B*	158,332	17,972,265
BlackRock, Inc.	10,815	2,926,755
Boston Properties, Inc.	13,201	1,411,187
Capital One Financial Corp.	52,019	3,575,786
CBRE Group, Inc.*	24,628	569,646
Charles Schwab Corp.	108,245	2,288,299
Chubb Corp.	22,561	2,013,795
Cincinnati Financial Corp.	13,090	617,324
Citigroup, Inc.	271,108	13,151,449
CME Group, Inc.	27,503	2,031,922
Comerica, Inc.	16,992	667,956
Discover Financial Svcs.	43,222	2,184,440
E*Trade Financial Corp.*	26,462	436,623
Equity Residential	29,820	1,597,457
Fifth Third Bancorp	80,327	1,449,099
Franklin Resources, Inc.	34,695	1,753,832
Genworth Financial, Inc. Cl A*	45,253	578,786
Goldman Sachs Group, Inc.	37,589	5,946,956
Hartford Financial Svcs. Group, Inc.	42,030	1,307,974
HCP, Inc.	40,415	1,654,994
Health Care REIT, Inc.	25,059	1,563,180
Host Hotels & Resorts, Inc.	67,216	1,187,707
Hudson City Bancorp, Inc.	43,005	389,195
Huntington Bancshares, Inc.	76,905	635,235
IntercontinentalExchange, Inc.*	6,515	1,181,951
Invesco Ltd.	38,242	1,219,920
JPMorgan Chase & Co.	339,144	17,530,353
KeyCorp	86,378	984,709
Kimco Realty Corp.	36,384	734,229
Legg Mason, Inc.	9,667	323,264
Leucadia National Corp.	28,913	787,590
Lincoln National Corp.	25,248	1,060,164
Loews Corp.	27,060	1,264,784
M&T Bank Corp.	11,822	1,323,118
Marsh & McLennan Cos., Inc.	47,974	2,089,268
McGraw-Hill Financial, Inc.	23,513	1,542,218
MetLife, Inc.	104,405	4,901,815
Moody’s Corp.	16,703	1,174,722
Morgan Stanley	125,639	3,385,971
Nasdaq OMX Group, Inc.	10,233	328,377
Northern Trust Corp.	20,092	1,092,804
NYSE Euronext	21,828	916,339
People’s United Financial, Inc.	29,426	423,146
Plum Creek Timber Co., Inc.	14,191	664,565
PNC Financial Svcs. Grp., Inc.	47,727	3,457,821
Principal Financial Grp., Inc.	24,585	1,052,730
Progressive Corp.	48,335	1,316,162
ProLogis, Inc.	43,789	1,647,342
Prudential Financial, Inc.	42,988	3,352,204
Public Storage	12,404	1,991,462
Regions Financial Corp.	130,959	1,212,680
Simon Property Group, Inc.	27,414	4,063,577
SLM Corp.	39,180	975,582
State Street Corp.	40,403	2,656,497
SunTrust Banks, Inc.	49,283	1,597,755
T. Rowe Price Group, Inc.	22,761	1,637,199
The Macerich Co.	12,461	703,299
Torchmark Corp.	8,367	605,353
Travelers Cos., Inc.	32,622	2,765,367
U.S. Bancorp	165,078	6,038,553
Unum Group	24,332	740,666
Ventas, Inc.	25,916	1,593,834
Vornado Realty Trust	15,428	1,296,878
Wells Fargo & Co.	434,926	17,971,142
Weyerhaeuser Co.	52,203	1,494,572

XL Group PLC	25,234	777,712
Zions Bancorporation	17,335	475,326
		217,301,478
HEALTH CARE (12.7%)
Abbott Laboratories	139,709	4,636,942
AbbVie, Inc.	136,291	6,096,296
Actavis PLC*	15,609	2,247,696
Aetna, Inc.	35,041	2,243,325
Agilent Technologies, Inc.	28,131	1,441,714
Alexion Pharmaceuticals, Inc.*	17,655	2,050,805
Allergan, Inc.	25,935	2,345,821
AmerisourceBergen Corp.	20,561	1,256,277
Amgen, Inc.	67,506	7,556,622
Bard (C.R.), Inc.	7,157	824,486
Baxter International, Inc.	49,177	3,230,437
Becton, Dickinson & Co.	17,303	1,730,646
Biogen Idec, Inc.*	20,511	4,938,228
Boston Scientific Corp.*	123,533	1,450,277
Bristol-Myers Squibb Co.	139,383	6,450,645
Cardinal Health, Inc.	30,655	1,598,658
CareFusion Corp.*	19,015	701,654
Celgene Corp.*	36,967	5,690,330
Cerner Corp.*	26,287	1,381,382
CIGNA Corp.	27,308	2,098,893
Covidien PLC	40,102	2,443,816
DaVita HealthCare Partners, Inc.*	15,185	864,027
DENTSPLY International, Inc.	12,907	560,293
Edwards Lifesciences Corp.*	10,390	723,456
Express Scripts Hldg. Co.*	78,296	4,837,127
Forest Laboratories, Inc.*	21,375	914,636
Gilead Sciences, Inc.*	138,566	8,707,487
Hospira, Inc.*	14,488	568,219
Humana, Inc.	14,575	1,360,285
Intuitive Surgical, Inc.*	3,634	1,367,365
Johnson & Johnson	251,494	21,802,015
Laboratory Corp. of America Hldgs.*	8,273	820,185
Life Technologies Corp.*	15,703	1,175,055
Lilly (Eli) & Co.	89,107	4,484,755
McKesson Corp.	20,434	2,621,682
Medtronic, Inc.	89,970	4,790,903
Merck & Co., Inc.	264,641	12,599,558
Mylan, Inc.*	34,874	1,331,141
Patterson Cos., Inc.	7,563	304,033
PerkinElmer, Inc.	9,976	376,594
Perrigo Co.	9,358	1,153,935
Pfizer, Inc.	592,028	16,997,124
Quest Diagnostics, Inc.	13,718	847,635
Regeneron Pharmaceuticals, Inc.*	6,841	2,140,344
St. Jude Medical, Inc.	25,707	1,378,923
Stryker Corp.	26,367	1,782,146
Tenet Healthcare Corp.*	8,828	363,625
Thermo Fisher Scientific, Inc.	31,753	2,926,039
UnitedHealth Group, Inc.	96,760	6,928,984
Varian Medical Systems, Inc.*	9,558	714,269
Vertex Pharmaceuticals, Inc.*	21,823	1,654,620
Waters Corp.*	7,610	808,258
WellPoint, Inc.	29,240	2,444,756
Zimmer Hldgs., Inc.	15,165	1,245,653
Zoetis, Inc.	43,590	1,356,521
		175,366,598
INDUSTRIALS (10.3%)
3M Co.	57,673	6,886,733
AMETEK, Inc.	21,832	1,004,709
Boeing Co.	59,560	6,998,300
Caterpillar, Inc.	58,538	4,880,313

Cintas Corp.	9,161	469,043
CSX Corp.	90,993	2,342,160
Cummins, Inc.	15,616	2,074,898
Danaher Corp.	54,104	3,750,489
Deere & Co.	34,089	2,774,504
Delta Air Lines, Inc.	74,475	1,756,865
Dover Corp.	15,003	1,347,719
Dun & Bradstreet Corp.	3,530	366,591
Eaton Corp. PLC	40,888	2,814,730
Emerson Electric Co.	63,419	4,103,209
Equifax, Inc.	10,615	635,308
Expeditors Int’l. of Wash.	18,384	809,999
Fastenal Co.	24,545	1,233,386
FedEx Corp.	24,668	2,814,865
Flowserve Corp.	12,343	770,080
Fluor Corp.	13,672	970,165
General Dynamics Corp.	29,652	2,595,143
General Electric Co.	909,332	21,723,941
Grainger (W.W.), Inc.	5,515	1,443,331
Honeywell International, Inc.	69,474	5,769,121
Illinois Tool Works, Inc.	36,400	2,776,228
Ingersoll-Rand PLC	23,799	1,545,507
Iron Mountain, Inc.	14,275	385,711
Jacobs Engineering Group, Inc.*	11,687	679,950
Joy Global, Inc.	9,730	496,619
Kansas City Southern	9,864	1,078,727
L-3 Communications Hldgs., Inc.	8,039	759,686
Lockheed Martin Corp.	24,143	3,079,440
Masco Corp.	30,772	654,828
Nielsen Hldgs. N.V.	19,148	697,945
Norfolk Southern Corp.	27,445	2,122,871
Northrop Grumman Corp.	20,655	1,967,595
PACCAR, Inc.	31,222	1,737,817
Pall Corp.	9,623	741,356
Parker Hannifin Corp.	13,116	1,425,972
Pentair Ltd.	17,589	1,142,230
Pitney Bowes, Inc.	17,180	312,504
Precision Castparts Corp.	13,146	2,987,297
Quanta Services, Inc.*	18,314	503,818
Raytheon Co.	29,006	2,235,492
Republic Services, Inc.	24,004	800,773
Robert Half Int’l., Inc.	12,403	484,089
Robinson (C.H.) Worldwide, Inc.	13,861	825,561
Rockwell Automation, Inc.	12,221	1,306,914
Rockwell Collins, Inc.	12,824	870,237
Roper Industries, Inc.	8,761	1,164,074
Ryder System, Inc.	4,650	277,605
Snap-on, Inc.	5,214	518,793
Southwest Airlines Co.	61,733	898,832
Stanley Black & Decker, Inc.	14,373	1,301,763
Stericycle, Inc.*	7,712	889,965
Textron, Inc.	25,487	703,696
The ADT Corp.	17,230	700,572
Tyco International Ltd.	40,588	1,419,768
Union Pacific Corp.	40,703	6,322,804
United Parcel Service, Inc. Cl B	63,592	5,810,401
United Technologies Corp.	75,108	8,098,145
Waste Management, Inc.	38,548	1,589,720
Xylem, Inc.	16,476	460,175
		142,111,082
INFORMATION TECHNOLOGY (17.4%)
Accenture Ltd. Cl A	56,134	4,133,708
Adobe Systems, Inc.*	38,394	1,994,184
Akamai Technologies, Inc.*	15,740	813,758
Altera Corp.	29,886	1,110,564

Amphenol Corp. Cl A	14,449	1,118,064
Analog Devices, Inc.	28,167	1,325,257
Apple, Inc.	80,907	38,572,407
Applied Materials, Inc.	108,977	1,911,457
Autodesk, Inc.*	18,878	777,207
Automatic Data Processing, Inc.	43,681	3,161,631
Broadcom Corp. Cl A	47,174	1,226,996
CA, Inc.	29,465	874,227
Cisco Systems, Inc.	484,025	11,335,866
Citrix Systems, Inc.*	16,497	1,164,853
Cognizant Technology Solutions*	26,431	2,170,514
Computer Sciences Corp.	13,174	681,623
Corning, Inc.	131,010	1,911,436
Dell, Inc.	133,446	1,837,551
eBay, Inc.*	103,548	5,776,943
Electronic Arts, Inc.*	27,796	710,188
EMC Corp.	190,326	4,864,733
F5 Networks, Inc.*	6,971	597,833
Fidelity Nat’l. Information Svcs., Inc.	25,971	1,206,093
First Solar, Inc.*	6,025	242,265
Fiserv, Inc.*	11,679	1,180,163
FLIR Systems, Inc.	12,866	403,992
Google, Inc. Cl A*	25,203	22,075,560
Harris Corp.	9,647	572,067
Hewlett-Packard Co.	179,137	3,758,294
Int’l. Business Machines Corp.	93,397	17,295,256
Intel Corp.	448,857	10,287,802
Intuit, Inc.	26,657	1,767,626
Jabil Circuit, Inc.	16,540	358,587
JDS Uniphase Corp.*	21,443	315,427
Juniper Networks, Inc.*	45,481	903,253
KLA-Tencor Corp.	14,775	899,059
Lam Research Corp.*	14,970	766,314
Linear Technology Corp.	21,249	842,735
LSI Corp.	49,944	390,562
MasterCard, Inc. Cl A	9,197	6,187,558
Microchip Technology, Inc.	17,667	711,803
Micron Technology, Inc.*	88,194	1,540,749
Microsoft Corp.	694,872	23,146,186
Molex, Inc.	12,474	480,498
Motorola Solutions, Inc.	20,503	1,217,468
NetApp, Inc.	31,066	1,324,033
NVIDIA Corp.	52,385	815,111
Oracle Corp.	337,365	11,190,397
Paychex, Inc.	29,119	1,183,396
QUALCOMM, Inc.	153,581	10,345,216
Red Hat, Inc.*	16,879	778,797
Salesforce.com, inc.*	46,431	2,410,233
SanDisk Corp.	22,202	1,321,241
Seagate Technology PLC	27,490	1,202,413
Symantec Corp.	63,134	1,562,567
TE Connectivity Ltd.	37,626	1,948,274
Teradata Corp.*	14,523	805,155
Teradyne, Inc.*	17,169	283,632
Texas Instruments, Inc.	99,528	4,007,993
Total System Services, Inc.	14,878	437,711
VeriSign, Inc.*	11,831	602,080
Visa, Inc. Cl A	45,431	8,681,864
Western Digital Corp.	19,245	1,220,133
Western Union Co.	49,349	920,852
Xerox Corp.	108,290	1,114,304
Xilinx, Inc.	24,232	1,135,512
Yahoo!, Inc.*	81,979	2,718,424
		240,629,655

MATERIALS (3.4%)
Air Products & Chemicals, Inc.	18,341	1,954,600
Airgas, Inc.	5,878	623,362
Alcoa, Inc.	94,692	768,899
Allegheny Technologies, Inc.	9,016	275,168
Avery Dennison Corp.	8,894	387,067
Ball Corp.	12,756	572,489
Bemis Co., Inc.	9,526	371,609
CF Industries Hldgs., Inc.	4,880	1,028,850
Cliffs Natural Resources, Inc.	13,622	279,251
Dow Chemical Co.	109,239	4,194,778
Du Pont (E.I.) de Nemours & Co.	82,064	4,805,668
Eastman Chemical Co.	13,542	1,054,922
Ecolab, Inc.	23,852	2,355,624
FMC Corp.	12,115	868,888
Freeport-McMoRan Copper & Gold, Inc.	91,086	3,013,125
Int’l. Flavors & Fragrances, Inc.	7,280	599,144
International Paper Co.	41,036	1,838,413
LyondellBasell Inds. N.V. Cl A	39,377	2,883,578
MeadWestvaco Corp.	16,178	620,912
Monsanto Co.	47,485	4,956,009
Newmont Mining Corp.	44,404	1,247,752
Nucor Corp.	27,860	1,365,697
Owens-Illinois, Inc.*	14,535	436,341
PPG Industries, Inc.	12,584	2,102,283
Praxair, Inc.	26,167	3,145,535
Sealed Air Corp.	18,737	509,459
Sherwin-Williams Co.	7,658	1,395,134
Sigma-Aldrich Corp.	10,813	922,349
The Mosaic Co.	31,922	1,373,284
United States Steel Corp.	12,802	263,593
Vulcan Materials Co.	11,861	614,518
		46,828,301
TELECOMMUNICATION SERVICES (2.4%)
AT&T, Inc.	481,779	16,293,766
CenturyLink, Inc.	54,714	1,716,925
Crown Castle International Corp.*	26,291	1,920,032
Frontier Communications Corp.	92,087	384,003
Verizon Communications, Inc.	259,432	12,105,097
Windstream Hldgs., Inc.	53,913	431,304
		32,851,127
UTILITIES (3.1%)
AES Corp.	55,584	738,711
AGL Resources, Inc.	10,400	478,712
Ameren Corp.	20,988	731,222
American Electric Power Co., Inc.	43,210	1,873,154
CenterPoint Energy, Inc.	37,270	893,362
CMS Energy Corp.	23,915	629,443
Consolidated Edison, Inc.	26,265	1,448,252
Dominion Resources, Inc.	51,877	3,241,275
DTE Energy Co.	15,647	1,032,389
Duke Energy Corp.	62,839	4,196,388
Edison International	29,016	1,336,477
Entergy Corp.	16,132	1,019,381
Exelon Corp.	77,919	2,309,519
FirstEnergy Corp.	38,123	1,389,583
Integrys Energy Group, Inc.	7,014	392,012
NextEra Energy, Inc.	37,944	3,041,591
NiSource, Inc.	28,181	870,511
Northeast Utilities	27,952	1,153,020
NRG Energy, Inc.	28,854	788,580
ONEOK, Inc.	18,090	964,559
Pepco Hldgs., Inc.	22,179	409,424
PG&E Corp.	40,430	1,654,396
Pinnacle West Capital Corp.	9,812	537,109
PPL Corp.	56,781	1,725,007

Public Svc. Enterprise Group, Inc.	44,680	1,471,312
SCANA Corp.	12,635	581,715
Sempra Energy	20,209	1,729,890
Southern Co.	78,049	3,214,058
TECO Energy, Inc.	18,311	302,864
Wisconsin Energy Corp.	20,419	824,519
Xcel Energy, Inc.	45,225	1,248,662
		42,227,097
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $903,540,845) 97.1%		1,338,927,603

	Rating**		Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1	+	0.03	10/31/13	4,000,000	3,999,900
U.S. Treasury Bill (1)	A-1	+	0.03	10/24/13	500,000	499,990
						4,499,890
COMMERCIAL PAPER (2.6%)
General Electric Capital Corp.	A-1	+	0.09	10/23/13	2,000,000	1,999,890
General Electric Capital Corp.	A-1	+	0.12	10/07/13	3,000,000	2,999,940
General Electric Capital Corp.	A-1	+	0.12	10/23/13	2,000,000	1,999,853
IBM Corp.†	A-1	+	0.04	10/24/13	4,800,000	4,799,877
National Rural Utilities	A-1		0.08	10/03/13	2,100,000	2,099,991
New Jersey Natural Gas	A-1		0.05	10/24/13	4,312,000	4,311,862
New Jersey Natural Gas	A-1		0.05	10/31/13	2,000,000	1,999,917
Toyota Motor Credit Corp.	A-1	+	0.10	11/19/13	4,000,000	3,999,456
Toyota Motor Credit Corp.	A-1	+	0.11	10/16/13	3,000,000	2,999,862
Washington Gas Light Co.	A-1		0.07	10/04/13	3,000,000	2,999,983
Washington Gas Light Co.	A-1		0.08	10/01/13	5,000,000	5,000,000
						35,210,631
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $39,710,521) 2.9%						39,710,521

TEMPORARY CASH INVESTMENTS (2) (Cost: $231,200) 0.0% (3)						231,200

TOTAL INVESTMENTS (Cost: $943,482,566) 100.0%						1,378,869,324

OTHER NET ASSETS 0.0% (3)						654,192

NET ASSETS 100.0%						$1,379,523,516

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.1%)
Abercrombie & Fitch Co. Cl A	731	25,855
Amazon.com, Inc.*	3,382	1,057,348
AutoNation, Inc.*	617	32,189
AutoZone, Inc.*	341	144,151
Bed Bath & Beyond, Inc.*	2,075	160,522
Best Buy Co., Inc.	2,579	96,713
BorgWarner, Inc.	1,088	110,312
Cablevision Systems Corp. Cl A	2,072	34,892
CarMax, Inc.*	2,155	104,453
Carnival Corp.	4,277	139,601
CBS Corp. Cl B	5,374	296,430
Chipotle Mexican Grill, Inc.*	304	130,325
Coach, Inc.	2,739	149,358
Comcast Corp. Cl A	25,139	1,135,026
D.R. Horton, Inc.	2,603	50,576
Darden Restaurants, Inc.	1,325	61,334
Delphi Automotive PLC	2,698	157,617
DIRECTV*	4,845	289,489
Discovery Communications, Inc. Cl A*	2,132	179,983
Disney (Walt) Co.	16,499	1,064,021
Dollar General Corp.*	2,840	160,346
Dollar Tree, Inc.*	2,043	116,778
Expedia, Inc.	999	51,738
Family Dollar Stores, Inc.	918	66,114
Ford Motor Co.	38,032	641,600
Fossil Group, Inc.*	485	56,376
GameStop Corp. Cl A	1,191	59,133
Gannett Co., Inc.	2,201	58,965
Gap, Inc.	2,684	108,112
Garmin Ltd.	1,154	52,149
General Motors Co.*	8,879	319,378
Genuine Parts Co.	1,465	118,504
Goodyear Tire & Rubber Co.*	2,345	52,645
H&R Block, Inc.	2,660	70,916
Harley-Davidson, Inc.	2,130	136,831
Harman Int’l. Industries, Inc.	668	44,242
Hasbro, Inc.	1,071	50,487
Home Depot, Inc.	13,430	1,018,666
International Game Technology	2,462	46,606
Interpublic Group of Cos., Inc.	4,013	68,943
Johnson Controls, Inc.	6,533	271,120
Kohl’s Corp.	1,954	101,120
L Brands, Inc.	2,312	141,263
Leggett & Platt, Inc.	1,386	41,788
Lennar Corp. Cl A	1,577	55,826
Lowe’s Cos., Inc.	9,953	473,862
Macy’s, Inc.	3,655	158,152
Marriott International, Inc. Cl A	2,198	92,448
Mattel, Inc.	3,244	135,794
McDonald’s Corp.	9,719	935,065
Netflix, Inc.*	560	173,158
Newell Rubbermaid, Inc.	2,777	76,368
News Corp. Cl A*	4,918	78,983
NIKE, Inc. Cl B	7,208	523,589
Nordstrom, Inc.	1,415	79,523
O’Reilly Automotive, Inc.*	1,047	133,587

Omnicom Group, Inc.	2,473	156,887
Penney (J.C.) Co., Inc.*	3,140	27,695
PetSmart, Inc.	1,004	76,565
Priceline.com, Inc.*	484	489,300
Pulte Homes, Inc.	3,279	54,104
PVH Corp.	787	93,409
Ralph Lauren Corp.	587	96,697
Ross Stores, Inc.	2,057	149,750
Scripps Networks Interactive, Inc. Cl A	1,012	79,047
Staples, Inc.	6,244	91,475
Starbucks Corp.	7,201	554,261
Starwood Hotels & Resorts	1,909	126,853
Target Corp.	6,047	386,887
Tiffany & Co.	1,067	81,754
Time Warner Cable, Inc.	2,727	304,333
Time Warner, Inc.	8,699	572,481
TJX Cos., Inc.	6,676	376,460
TripAdvisor, Inc.*	1,030	78,115
Twenty-First Century Fox, Inc. Cl A	19,121	640,554
Urban Outfitters, Inc.*	1,069	39,307
V.F. Corp.	827	164,614
Viacom, Inc. Cl B	4,135	345,603
Washington Post Co. Cl B	44	26,899
Whirlpool Corp.	709	103,826
Wyndham Worldwide Corp.	1,288	78,529
Wynn Resorts Ltd.	765	120,878
Yum! Brands, Inc.	4,365	311,617
		17,818,270
CONSUMER STAPLES (4.9%)
Altria Group, Inc.	19,128	657,047
Archer-Daniels-Midland Co.	6,257	230,508
Avon Products, Inc.	4,075	83,945
Beam, Inc.	1,556	100,595
Brown-Forman Corp. Cl B	1,549	105,533
Campbell Soup Co.	1,750	71,243
Clorox Co.	1,283	104,847
Coca-Cola Co.	36,957	1,399,931
Coca-Cola Enterprises, Inc.	2,349	94,453
Colgate-Palmolive Co.	8,404	498,357
ConAgra Foods, Inc.	4,259	129,218
Constellation Brands, Inc. Cl A*	1,630	93,562
Costco Wholesale Corp.	4,212	484,885
CVS Caremark Corp.	12,192	691,896
Dr. Pepper Snapple Group, Inc.	1,950	87,399
Estee Lauder Cos., Inc. Cl A	2,447	171,045
General Mills, Inc.	6,338	303,717
Hershey Co.	1,425	131,813
Hormel Foods Corp.	1,275	53,703
J.M. Smucker Co.	1,031	108,296
Kellogg Co.	2,503	147,001
Kimberly-Clark Corp.	3,689	347,578
Kraft Foods Group, Inc.	5,841	306,302
Kroger Co.	4,826	194,681
Lorillard, Inc.	3,548	158,879
McCormick & Co., Inc.	1,264	81,781
Mead Johnson Nutrition Co.	1,924	142,876
Molson Coors Brewing Co. Cl B	1,504	75,396
Mondelez International, Inc. Cl A	16,830	528,799
Monster Beverage Corp.*	1,312	68,552
PepsiCo, Inc.	14,745	1,172,228
Philip Morris Int’l., Inc.	15,296	1,324,481

Proctor & Gamble Co.	26,449	1,999,280
Reynolds American, Inc.	3,007	146,681
Safeway, Inc.	2,133	68,235
Sysco Corp.	5,811	184,964
Tyson Foods, Inc. Cl A	2,692	76,130
Wal-Mart Stores, Inc.	15,510	1,147,120
Walgreen Co.	8,115	436,587
Whole Foods Market, Inc.	3,549	207,617
		14,417,161
ENERGY (5.1%)
Anadarko Petroleum Corp.	4,890	454,721
Apache Corp.	3,867	329,236
Baker Hughes, Inc.	4,281	210,197
Cabot Oil & Gas Corp.	4,030	150,400
Cameron International Corp.*	2,294	133,901
Chesapeake Energy Corp.	4,884	126,398
Chevron Corp.	18,599	2,259,779
ConocoPhillips	11,653	810,000
CONSOL Energy, Inc.	2,156	72,549
Denbury Resources, Inc.*	3,708	68,264
Devon Energy Corp.	3,618	208,976
Diamond Offshore Drilling, Inc.	693	43,188
Ensco PLC Cl A	2,298	123,518
EOG Resources, Inc.	2,593	438,943
EQT Corp.	1,403	124,474
Exxon Mobil Corp.	42,353	3,644,047
FMC Technologies, Inc.*	2,217	122,866
Halliburton Co.	8,223	395,937
Helmerich & Payne, Inc.	1,017	70,122
Hess Corp.	2,741	211,989
Kinder Morgan, Inc.	6,335	225,336
Marathon Oil Corp.	6,798	237,114
Marathon Petroleum Corp.	3,182	204,666
Murphy Oil Corp.	1,704	102,785
Nabors Industries Ltd.	2,525	40,552
National Oilwell Varco, Inc.	4,119	321,735
Newfield Exploration Co.*	1,261	34,514
Noble Corp.	2,475	93,481
Noble Energy, Inc.	3,446	230,916
Occidental Petroleum Corp.	7,634	714,084
Peabody Energy Corp.	2,600	44,850
Phillips 66	5,802	335,472
Pioneer Natural Resources Co.	1,354	255,635
QEP Resources, Inc.	1,750	48,458
Range Resources Corp.	1,582	120,058
Rowan Companies PLC Cl A*	1,233	45,276
Schlumberger Ltd.	12,620	1,115,103
Southwestern Energy Co.*	3,497	127,221
Spectra Energy Corp.	6,449	220,749
Tesoro Corp.	1,350	59,373
Valero Energy Corp.	5,352	182,771
Williams Cos., Inc.	6,530	237,431
WPX Energy, Inc.*	2,009	38,693
		15,035,778
FINANCIALS (7.9%)
ACE Ltd.	3,182	297,708
Aflac, Inc.	4,430	274,616
Allstate Corp.	4,328	218,780
American Express Co.	8,767	662,084
American Int’l. Group, Inc.	14,263	693,610
American Tower Corp.	3,814	282,732

Ameriprise Financial, Inc.	1,881	171,321
Aon PLC	2,714	202,030
Apartment Investment & Management Co. Cl A	1,392	38,892
Assurant, Inc.	747	40,413
AvalonBay Communities, Inc.	1,142	145,137
Bank of America Corp.	104,497	1,442,059
Bank of New York Mellon Corp.	11,236	339,215
BB&T Corp.	6,655	224,606
Berkshire Hathaway, Inc. Cl B*	16,949	1,923,881
BlackRock, Inc.	1,159	313,649
Boston Properties, Inc.	1,414	151,157
Capital One Financial Corp.	5,568	382,744
CBRE Group, Inc.*	2,634	60,924
Charles Schwab Corp.	11,562	244,421
Chubb Corp.	2,416	215,652
Cincinnati Financial Corp.	1,401	66,071
Citigroup, Inc.	29,007	1,407,130
CME Group, Inc.	2,946	217,650
Comerica, Inc.	1,819	71,505
Discover Financial Svcs.	4,628	233,899
E*Trade Financial Corp.*	2,832	46,728
Equity Residential	3,190	170,888
Fifth Third Bancorp	8,591	154,982
Franklin Resources, Inc.	3,718	187,945
Genworth Financial, Inc. Cl A*	4,836	61,852
Goldman Sachs Group, Inc.	4,022	636,321
Hartford Financial Svcs. Group, Inc.	4,493	139,822
HCP, Inc.	4,328	177,232
Health Care REIT, Inc.	2,682	167,303
Host Hotels & Resorts, Inc.	7,193	127,100
Hudson City Bancorp, Inc.	4,606	41,684
Huntington Bancshares, Inc.	8,227	67,955
IntercontinentalExchange, Inc.*	699	126,813
Invesco Ltd.	4,098	130,726
JPMorgan Chase & Co.	36,308	1,876,761
KeyCorp	9,236	105,290
Kimco Realty Corp.	3,894	78,581
Legg Mason, Inc.	1,034	34,577
Leucadia National Corp.	3,099	84,417
Lincoln National Corp.	2,696	113,205
Loews Corp.	2,896	135,359
M&T Bank Corp.	1,265	141,579
Marsh & McLennan Cos., Inc.	5,134	223,586
McGraw-Hill Financial, Inc.	2,516	165,024
MetLife, Inc.	11,155	523,727
Moody’s Corp.	1,787	125,680
Morgan Stanley	13,444	362,316
Nasdaq OMX Group, Inc.	1,097	35,203
Northern Trust Corp.	2,149	116,884
NYSE Euronext	2,338	98,149
People’s United Financial, Inc.	3,149	45,283
Plum Creek Timber Co., Inc.	1,518	71,088
PNC Financial Svcs. Grp., Inc.	5,103	369,712
Principal Financial Grp., Inc.	2,629	112,574
Progressive Corp.	5,174	140,888
ProLogis, Inc.	4,684	176,212
Prudential Financial, Inc.	4,595	358,318
Public Storage	1,327	213,050
Regions Financial Corp.	13,997	129,612
Simon Property Group, Inc.	2,936	435,203
SLM Corp.	4,191	104,356

State Street Corp.	4,325	284,369
SunTrust Banks, Inc.	5,266	170,724
T. Rowe Price Group, Inc.	2,438	175,365
The Macerich Co.	1,335	75,347
Torchmark Corp.	896	64,826
Travelers Cos., Inc.	3,494	296,186
U.S. Bancorp	17,641	645,308
Unum Group	2,603	79,235
Ventas, Inc.	2,773	170,540
Vornado Realty Trust	1,651	138,783
Wells Fargo & Co.	46,534	1,922,785
Weyerhaeuser Co.	5,585	159,899
XL Group PLC	2,700	83,214
Zions Bancorporation	1,854	50,837
		23,253,289
HEALTH CARE (6.4%)
Abbott Laboratories	14,960	496,522
AbbVie, Inc.	14,587	652,477
Actavis PLC*	1,667	240,048
Aetna, Inc.	3,752	240,203
Agilent Technologies, Inc.	3,016	154,570
Alexion Pharmaceuticals, Inc.*	1,892	219,775
Allergan, Inc.	2,782	251,632
AmerisourceBergen Corp.	2,204	134,664
Amgen, Inc.	7,225	808,767
Bard (C.R.), Inc.	766	88,243
Baxter International, Inc.	5,261	345,595
Becton, Dickinson & Co.	1,854	185,437
Biogen Idec, Inc.*	2,197	528,950
Boston Scientific Corp.*	13,221	155,215
Bristol-Myers Squibb Co.	14,911	690,081
Cardinal Health, Inc.	3,281	171,104
CareFusion Corp.*	2,035	75,091
Celgene Corp.*	3,954	608,639
Cerner Corp.*	2,816	147,981
CIGNA Corp.	2,923	224,662
Covidien PLC	4,296	261,798
DaVita HealthCare Partners, Inc.*	1,626	92,519
DENTSPLY International, Inc.	1,383	60,036
Edwards Lifesciences Corp.*	1,111	77,359
Express Scripts Hldg. Co.*	8,384	517,964
Forest Laboratories, Inc.*	2,286	97,818
Gilead Sciences, Inc.*	14,829	931,854
Hospira, Inc.*	1,552	60,869
Humana, Inc.	1,560	145,595
Intuitive Surgical, Inc.*	390	146,745
Johnson & Johnson	26,937	2,335,169
Laboratory Corp. of America Hldgs.*	886	87,838
Life Technologies Corp.*	1,682	125,864
Lilly (Eli) & Co.	9,535	479,897
McKesson Corp.	2,189	280,849
Medtronic, Inc.	9,634	513,011
Merck & Co., Inc.	28,354	1,349,934
Mylan, Inc.*	3,734	142,527
Patterson Cos., Inc.	810	32,562
PerkinElmer, Inc.	1,069	40,355
Perrigo Co.	1,002	123,557
Pfizer, Inc.	63,394	1,820,042
Quest Diagnostics, Inc.	1,470	90,831
Regeneron Pharmaceuticals, Inc.*	733	229,334
St. Jude Medical, Inc.	2,751	147,564

Stryker Corp.	2,823	190,807
Tenet Healthcare Corp.*	945	38,925
Thermo Fisher Scientific, Inc.	3,400	313,310
UnitedHealth Group, Inc.	10,351	741,235
Varian Medical Systems, Inc.*	1,025	76,598
Vertex Pharmaceuticals, Inc.*	2,333	176,888
Waters Corp.*	816	86,667
WellPoint, Inc.	3,132	261,867
Zimmer Hldgs., Inc.	1,624	133,395
Zoetis, Inc.	4,670	145,330
		18,776,569
INDUSTRIALS (5.2%)
3M Co.	6,174	737,237
AMETEK, Inc.	2,334	107,411
Boeing Co.	6,378	749,415
Caterpillar, Inc.	6,261	521,980
Cintas Corp.	978	50,074
CSX Corp.	9,736	250,605
Cummins, Inc.	1,673	222,292
Danaher Corp.	5,791	401,432
Deere & Co.	3,648	296,911
Delta Air Lines, Inc.	7,970	188,012
Dover Corp.	1,608	144,447
Dun & Bradstreet Corp.	378	39,255
Eaton Corp. PLC	4,378	301,382
Emerson Electric Co.	6,783	438,860
Equifax, Inc.	1,138	68,109
Expeditors Int’l. of Wash.	1,970	86,798
Fastenal Co.	2,628	132,057
FedEx Corp.	2,639	301,136
Flowserve Corp.	1,323	82,542
Fluor Corp.	1,466	104,027
General Dynamics Corp.	3,177	278,051
General Electric Co.	97,124	2,320,291
Grainger (W.W.), Inc.	591	154,671
Honeywell International, Inc.	7,439	617,735
Illinois Tool Works, Inc.	3,897	297,224
Ingersoll-Rand PLC	2,548	165,467
Iron Mountain, Inc.	1,530	41,341
Jacobs Engineering Group, Inc.*	1,252	72,841
Joy Global, Inc.	1,042	53,184
Kansas City Southern	1,056	115,484
L-3 Communications Hldgs., Inc.	862	81,459
Lockheed Martin Corp.	2,583	329,462
Masco Corp.	3,289	69,990
Nielsen Hldgs. N.V.	2,051	74,759
Norfolk Southern Corp.	2,938	227,254
Northrop Grumman Corp.	2,212	210,715
PACCAR, Inc.	3,342	186,016
Pall Corp.	1,030	79,351
Parker Hannifin Corp.	1,406	152,860
Pentair Ltd.	1,881	122,152
Pitney Bowes, Inc.	1,843	33,524
Precision Castparts Corp.	1,408	319,954
Quanta Services, Inc.*	1,962	53,975
Raytheon Co.	3,109	239,611
Republic Services, Inc.	2,569	85,702
Robert Half Int’l., Inc.	1,327	51,793
Robinson (C.H.) Worldwide, Inc.	1,485	88,447
Rockwell Automation, Inc.	1,309	139,984
Rockwell Collins, Inc.	1,373	93,172

Roper Industries, Inc.	938	124,632
Ryder System, Inc.	498	29,731
Snap-on, Inc.	559	55,621
Southwest Airlines Co.	6,613	96,285
Stanley Black & Decker, Inc.	1,539	139,387
Stericycle, Inc.*	827	95,436
Textron, Inc.	2,727	75,292
The ADT Corp.	1,846	75,058
Tyco International Ltd.	4,346	152,023
Union Pacific Corp.	4,354	676,350
United Parcel Service, Inc. Cl B	6,809	622,138
United Technologies Corp.	8,044	867,304
Waste Management, Inc.	4,127	170,197
Xylem, Inc.	1,767	49,352
		15,209,257
INFORMATION TECHNOLOGY (8.7%)
Accenture Ltd. Cl A	6,008	442,429
Adobe Systems, Inc.*	4,117	213,837
Akamai Technologies, Inc.*	1,686	87,166
Altera Corp.	3,199	118,875
Amphenol Corp. Cl A	1,545	119,552
Analog Devices, Inc.	3,016	141,903
Apple, Inc.	8,669	4,132,941
Applied Materials, Inc.	11,681	204,885
Autodesk, Inc.*	2,024	83,328
Automatic Data Processing, Inc.	4,676	338,449
Broadcom Corp. Cl A	5,039	131,064
CA, Inc.	3,153	93,550
Cisco Systems, Inc.	51,847	1,214,257
Citrix Systems, Inc.*	1,764	124,556
Cognizant Technology Solutions*	2,828	232,235
Computer Sciences Corp.	1,410	72,953
Corning, Inc.	14,015	204,479
Dell, Inc.	14,294	196,828
eBay, Inc.*	11,092	618,823
Electronic Arts, Inc.*	2,974	75,986
EMC Corp.	20,372	520,708
F5 Networks, Inc.*	747	64,063
Fidelity Nat’l. Information Svcs., Inc.	2,780	129,103
First Solar, Inc.*	645	25,935
Fiserv, Inc.*	1,251	126,414
FLIR Systems, Inc.	1,378	43,269
Google, Inc. Cl A*	2,699	2,364,081
Harris Corp.	1,033	61,257
Hewlett-Packard Co.	19,170	402,187
Int’l. Business Machines Corp.	9,994	1,850,689
Intel Corp.	48,060	1,101,535
Intuit, Inc.	2,852	189,116
Jabil Circuit, Inc.	1,769	38,352
JDS Uniphase Corp.*	2,298	33,804
Juniper Networks, Inc.*	4,865	96,619
KLA-Tencor Corp.	1,581	96,204
Lam Research Corp.*	1,602	82,006
Linear Technology Corp.	2,275	90,227
LSI Corp.	5,344	41,790
MasterCard, Inc. Cl A	985	662,688
Microchip Technology, Inc.	1,891	76,188
Micron Technology, Inc.*	9,442	164,952
Microsoft Corp.	74,318	2,475,533
Molex, Inc.	1,337	51,501
Motorola Solutions, Inc.	2,198	130,517

NetApp, Inc.	3,334	142,095
NVIDIA Corp.	5,608	87,260
Oracle Corp.	36,138	1,198,697
Paychex, Inc.	3,118	126,716
QUALCOMM, Inc.	16,442	1,107,533
Red Hat, Inc.*	1,808	83,421
Salesforce.com, inc.*	4,960	257,474
SanDisk Corp.	2,378	141,515
Seagate Technology PLC	2,943	128,727
Symantec Corp.	6,761	167,335
TE Connectivity Ltd.	4,030	208,673
Teradata Corp.*	1,553	86,098
Teradyne, Inc.*	1,840	30,397
Texas Instruments, Inc.	10,651	428,916
Total System Services, Inc.	1,591	46,807
VeriSign, Inc.*	1,267	64,478
Visa, Inc. Cl A	4,863	929,319
Western Digital Corp.	2,062	130,731
Western Union Co.	5,281	98,543
Xerox Corp.	11,589	119,251
Xilinx, Inc.	2,597	121,695
Yahoo!, Inc.*	8,770	290,813
		25,763,328
MATERIALS (1.7%)
Air Products & Chemicals, Inc.	1,966	209,517
Airgas, Inc.	630	66,812
Alcoa, Inc.	10,156	82,467
Allegheny Technologies, Inc.	966	29,482
Avery Dennison Corp.	953	41,475
Ball Corp.	1,367	61,351
Bemis Co., Inc.	1,020	39,790
CF Industries Hldgs., Inc.	523	110,264
Cliffs Natural Resources, Inc.	1,462	29,971
Dow Chemical Co.	11,705	449,472
Du Pont (E.I.) de Nemours & Co.	8,788	514,625
Eastman Chemical Co.	1,449	112,877
Ecolab, Inc.	2,554	252,233
FMC Corp.	1,297	93,021
Freeport-McMoRan Copper & Gold, Inc.	9,763	322,960
Int’l. Flavors & Fragrances, Inc.	780	64,194
International Paper Co.	4,396	196,941
LyondellBasell Inds. N.V. Cl A	4,216	308,738
MeadWestvaco Corp.	1,730	66,397
Monsanto Co.	5,087	530,930
Newmont Mining Corp.	4,755	133,616
Nucor Corp.	2,982	146,178
Owens-Illinois, Inc.*	1,558	46,771
PPG Industries, Inc.	1,348	225,197
Praxair, Inc.	2,803	336,949
Sealed Air Corp.	2,005	54,516
Sherwin-Williams Co.	820	149,388
Sigma-Aldrich Corp.	1,158	98,777
The Mosaic Co.	3,425	147,344
United States Steel Corp.	1,373	28,270
Vulcan Materials Co.	1,272	65,902
		5,016,425
TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	51,666	1,747,344
CenturyLink, Inc.	5,858	183,824
Crown Castle International Corp.*	2,817	205,726
Frontier Communications Corp.	9,864	41,133

Verizon Communications, Inc.	27,807	1,297,475
Windstream Hldgs., Inc.	5,781	46,248
		3,521,750
UTILITIES (1.5%)
AES Corp.	5,950	79,076
AGL Resources, Inc.	1,114	51,277
Ameren Corp.	2,249	78,355
American Electric Power Co., Inc.	4,627	200,580
CenterPoint Energy, Inc.	3,989	95,616
CMS Energy Corp.	2,561	67,406
Consolidated Edison, Inc.	2,812	155,054
Dominion Resources, Inc.	5,557	347,201
DTE Energy Co.	1,676	110,582
Duke Energy Corp.	6,735	449,763
Edison International	3,104	142,970
Entergy Corp.	1,725	109,003
Exelon Corp.	8,338	247,138
FirstEnergy Corp.	4,078	148,643
Integrys Energy Group, Inc.	751	41,973
NextEra Energy, Inc.	4,063	325,690
NiSource, Inc.	3,017	93,195
Northeast Utilities	2,993	123,461
NRG Energy, Inc.	3,089	84,422
ONEOK, Inc.	1,938	103,334
Pepco Hldgs., Inc.	2,376	43,861
PG&E Corp.	4,328	177,102
Pinnacle West Capital Corp.	1,051	57,532
PPL Corp.	6,078	184,650
Public Svc. Enterprise Group, Inc.	4,782	157,471
SCANA Corp.	1,352	62,246
Sempra Energy	2,162	185,067
Southern Co.	8,359	344,224
TECO Energy, Inc.	1,960	32,418
Wisconsin Energy Corp.	2,187	88,311
Xcel Energy, Inc.	4,842	133,688
		4,521,309
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $105,088,447) 48.7%		143,333,136

	Rating**		Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1	+	0.03	03/20/14	500,000	499,929
COMMERCIAL PAPER (0.9%)
Illinois Tool Works, Inc.†	A-1		0.05	10/07/13	1,500,000	1,499,988
Toyota Motor Credit Corp.	A-1	+	0.10	11/19/13	1,000,000	999,864
						2,499,852
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $2,999,781) 1.1%						2,999,781

TOTAL INDEXED ASSETS (Cost: $108,088,228) 49.8%						146,332,917

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.2%)
Abercrombie & Fitch Co. Cl A	3,615	127,863
Aeropostale, Inc.*	25,131	236,231
AFC Enterprises, Inc.*	16,203	706,289
Amazon.com, Inc.*	3,227	1,008,889
American Axle & Mfg. Hldgs., Inc.*	17,076	336,739
AutoZone, Inc.*	859	363,125
Bally Technologies, Inc.*	4,249	306,183
Bassett Furniture Industries, Inc.	32,942	533,331
bebe stores, inc.	18,671	113,706
Cinemark Hldgs., Inc.	10,057	319,209
Deckers Outdoor Corp.*	10,890	717,869
Discovery Communications, Inc. Cl A*	5,004	422,438
Disney (Walt) Co.	14,864	958,579
Dollar Tree, Inc.*	3,649	208,577
Drew Industries, Inc.	5,915	269,369
Ford Motor Co.	35,973	606,865
Francesca’s Hldgs. Corp.*	6,630	123,583
Haverty Furniture Cos., Inc.	12,627	309,740
Hibbett Sports, Inc.*	3,079	172,886
HSN, Inc.	3,835	205,633
Johnson Controls, Inc.	5,431	225,387
Macy’s, Inc.	10,397	449,878
Monro Muffler Brake, Inc.	5,793	269,317
Pep Boys - Manny, Moe & Jack*	22,994	286,735
Red Robin Gourmet Burgers, Inc.*	9,784	695,642
Rent-A-Center, Inc.	16,140	614,934
Ruby Tuesday, Inc.*	30,334	227,505
Shutterfly, Inc.*	18,709	1,045,459
Sotheby’s	3,915	192,344
Starbucks Corp.	21,952	1,689,645
Steiner Leisure Ltd.*	2,421	141,459
Steve Madden Ltd.*	5,031	270,819
Summer Infant, Inc.*	39,619	109,745
Target Corp.	10,216	653,620
Time Warner Cable, Inc.	5,554	619,826
Time Warner, Inc.	9,347	615,126
TJX Cos., Inc.	7,195	405,726
Urban Outfitters, Inc.*	6,698	246,285
Viacom, Inc. Cl B	6,636	554,637
Wolverine World Wide, Inc.	15,744	916,773
		18,277,966
CONSUMER STAPLES (3.3%)
Coca-Cola Co.	10,038	380,239
ConAgra Foods, Inc.	18,007	546,332
Constellation Brands, Inc. Cl A*	8,459	485,547
Crimson Wine Group Ltd.*	7,540	72,007
Darling International, Inc.*	11,285	238,791
Estee Lauder Cos., Inc. Cl A	7,618	532,498
Farmer Brothers Co.*	15,968	240,478
Hain Celestial Group, Inc.*	3,735	288,043
J.M. Smucker Co.	3,129	328,670
Mondelez International, Inc. Cl A	11,660	366,357
PepsiCo, Inc.	10,191	810,185
Philip Morris Int’l., Inc.	11,082	959,590
Pinnacle Foods, Inc.	8,820	233,465
Prestige Brands Hldgs., Inc.*	12,748	383,970
Proctor & Gamble Co.	16,058	1,213,824
Susser Hldgs. Corp.*	7,077	376,143
The Pantry, Inc.*	20,503	227,173
TreeHouse Foods, Inc.*	2,367	158,187
Vector Group Ltd.	19,925	320,789
Village Super Market, Inc. Cl A	5,544	210,783

Wal-Mart Stores, Inc.	18,262	1,350,658
		9,723,729
ENERGY (4.1%)
Anadarko Petroleum Corp.	7,246	673,806
Apache Corp.	4,905	417,612
Carrizo Oil and Gas, Inc.*	14,265	532,227
Chevron Corp.	6,559	796,919
Endeavour International Corp.*	38,968	208,479
Energy XXI (Bermuda) Ltd.	34,714	1,048,362
EOG Resources, Inc.	3,549	600,775
Exxon Mobil Corp.	26,480	2,278,339
Gasco Energy, Inc.*	305,816	6,514
Gulf Coast Ultra Deep Royalty Trust*	76,258	166,242
Halliburton Co.	16,316	785,615
Helix Energy Solutions Group*	16,195	410,867
Hess Corp.	4,742	366,746
Kodiak Oil & Gas Corp.*	11,890	143,393
National Oilwell Varco, Inc.	7,339	573,249
Noble Energy, Inc.	12,560	841,646
Occidental Petroleum Corp.	7,723	722,409
PBF Energy, Inc.	27,419	615,557
PDC Energy, Inc.*	3,706	220,655
Range Resources Corp.	4,117	312,439
Sanchez Energy Corp.*	849	22,422
Saratoga Resources, Inc.*	38,838	92,434
Synergy Resources Corp.*	5,375	52,406
Targa Resources Corp.	3,280	239,309
		12,128,422
FINANCIALS (8.8%)
Agree Realty Corp.	2,391	72,160
American Assets Trust, Inc.	5,711	174,243
American Int’l. Group, Inc.	15,088	733,729
AmREIT, Inc. Cl B	7,580	131,513
Aon PLC	4,785	356,195
Ashford Hospitality Trust, Inc.	30,894	381,232
Aspen Insurance Hldgs. Ltd.	6,182	224,345
BancFirst Corp.	4,559	246,505
Bank of America Corp.	54,660	754,308
Bank of Marin Bancorp	3,070	127,559
Banner Corp.	6,357	242,583
Berkshire Hathaway, Inc. Cl B*	6,135	696,384
Brookline Bancorp, Inc.	28,267	265,992
Bryn Mawr Bank Corp.	8,055	217,243
Capital One Financial Corp.	14,706	1,010,890
Cash America Int’l., Inc.	6,140	278,019
Chatham Lodging Trust	7,930	141,630
Chesapeake Lodging Trust	12,824	301,877
Citigroup, Inc.	14,385	697,816
Colonial Properties Trust*	13,746	309,148
Columbia Banking System, Inc.	6,690	165,243
Comerica, Inc.	10,386	408,274
Customers Bancorp, Inc.*	9,402	151,372
Dime Community Bancshares	12,281	204,479
Eagle Bancorp, Inc.*	6,057	171,353
EastGroup Properties, Inc.	2,437	144,295
Ellington Financial LLC	22,496	505,485
Endurance Specialty Hldgs. Ltd.	5,310	285,253
Equity Lifestyle Properties, Inc.	12,612	430,952
FBR & Co.*	5,346	143,326
FelCor Lodging Trust, Inc.*	44,541	274,373
Financial Engines, Inc.	4,265	253,512

First Interstate BancSytem, Inc.	12,343	298,083
Flushing Financial Corp.	8,331	153,707
Forest City Enterprises, Inc. Cl A*	20,776	393,497
Franklin Resources, Inc.	5,724	289,348
Glacier Bancorp, Inc.	15,023	371,218
Goldman Sachs Group, Inc.	5,049	798,802
Highwoods Properties, Inc.	9,316	328,948
Investors Bancorp, Inc.	12,881	281,836
iShares Micro-Cap ETF	3,911	267,317
Janus Capital Group, Inc.	25,169	214,188
JPMorgan Chase & Co.	32,557	1,682,871
Marlin Business Svcs. Corp.	14,497	361,845
MB Financial, Inc.	11,544	326,003
Meadowbrook Insurance Group, Inc.	42,094	273,611
MetLife, Inc.	14,916	700,306
National Bank Hldgs. Corp. Cl A	11,927	244,981
Northfield Bancorp, Inc.	15,749	191,193
Oritani Financial Corp.	10,805	177,850
Parkway Properties, Inc.	6,919	122,951
Pennsylvania REIT	12,264	229,337
PHH Corp.*	11,342	269,259
PNC Financial Svcs. Grp., Inc.	6,441	466,650
PrivateBancorp, Inc.	9,363	200,368
ProAssurance Corp.	10,595	477,411
Prosperity Bancshares, Inc.	5,260	325,278
PS Business Parks, Inc.	2,356	175,805
S.Y. Bancorp, Inc.	10,648	301,658
Sabra Health Care REIT, Inc.	13,210	303,962
Select Income REIT	14,927	385,117
Simon Property Group, Inc.	5,305	786,360
Sovran Self Storage, Inc.	1,250	94,600
Starwood Property Trust, Inc.	7,655	183,490
Stifel Financial Corp.*	5,969	246,042
SVB Financial Group*	4,703	406,198
Symetra Financial Corp.	24,921	444,092
Terreno Realty Corp.	7,208	128,014
Texas Capital Bancshares, Inc.*	3,120	143,426
Tower Group, Inc.	14,852	103,964
UMB Financial Corp.	4,708	255,833
Urstadt Biddle Pptys., Inc. Cl A	7,220	143,534
Wells Fargo & Co.	31,643	1,307,489
Westamerica Bancorporation	3,888	193,389
Zions Bancorporation	14,228	390,132
		25,941,251
HEALTH CARE (6.5%)
Abbott Laboratories	4,222	140,128
Abiomed, Inc.*	14,372	274,074
Acorda Therapeutics, Inc.*	3,117	106,851
Align Technology, Inc.*	1,995	95,960
Alnylam Pharmaceuticals, Inc.*	5,065	324,211
AmerisourceBergen Corp.	2,298	140,408
Ani Pharmaceuticals, Inc.*	731	7,142
athenahealth, Inc.*	2,095	227,433
Biogen Idec, Inc.*	2,220	534,487
BioScrip, Inc.*	30,397	266,886
BioSpecifics Technologies Corp.*	5,304	103,269
Bruker Corp.*	7,980	164,787
Capital Senior Living Corp.*	8,352	176,645
Celgene Corp.*	6,880	1,059,038
Cepheid, Inc.*	4,382	171,073
Cerner Corp.*	4,112	216,086

Computer Programs & Systems, Inc.	4,889	286,007
Coronado Biosciences, Inc.*	16,442	115,423
Covidien PLC	5,667	345,347
Cubist Pharmaceuticals, Inc.*	4,665	296,461
Cyberonics, Inc.*	3,712	188,347
DexCom, Inc.*	12,493	352,677
Emergent Biosolutions, Inc.*	7,790	148,400
Ensign Group, Inc.	6,895	283,454
Exact Sciences Corp.*	15,635	184,649
Express Scripts Hldg. Co.*	5,240	323,727
Forest Laboratories, Inc.*	16,811	719,343
Gilead Sciences, Inc.*	14,988	941,846
Harvard Bioscience, Inc.*	34,460	181,260
HeartWare International, Inc.*	1,492	109,229
Humana, Inc.	1,470	137,195
Insulet Corp.*	8,453	306,337
Intuitive Surgical, Inc.*	624	234,792
Isis Pharmaceuticals, Inc.*	3,830	143,778
Mazor Robotics Ltd. ADR*	10,201	172,397
McKesson Corp.	4,284	549,637
Medicines Co.*	2,015	67,543
Merck & Co., Inc.	22,809	1,085,936
MWI Veterinary Supply, Inc.*	1,928	287,966
Mylan, Inc.*	22,225	848,328
Neogen Corp.*	4,684	284,412
Omeros Corp.*	12,329	120,208
Orexigen Therapeutics, Inc.*	8,515	52,197
OSI Pharmaceuticals, Inc. - rights*	1,570	16
PAREXEL International Corp.*	7,770	390,287
Pfizer, Inc.	53,440	1,534,262
Pharmacyclics, Inc.*	2,777	384,392
QLT, Inc.	68,811	318,595
Quest Diagnostics, Inc.	1,508	93,179
Questcor Pharmaceuticals, Inc.	6,678	387,324
Salix Pharmaceuticals Ltd.*	3,282	219,500
Seattle Genetics, Inc.*	4,157	182,201
Solta Medical, Inc.*	51,630	106,874
St. Jude Medical, Inc.	5,518	295,986
Stryker Corp.	7,260	490,703
Sunesis Pharmaceuticals, Inc.*	10,121	50,200
Supernus Pharmaceuticals, Inc.*	56,568	414,643
Synageva BioPharma Corp.*	1,607	101,739
Synta Pharmaceuticals Corp.*	12,480	78,749
TearLab Corp.*	19,855	219,596
Thoratec Corp.*	2,935	109,446
Threshold Pharmaceuticals, Inc.*	8,625	40,106
UnitedHealth Group, Inc.	6,368	456,012
Universal American Corp.	15,768	120,152
Vascular Solutions, Inc.*	10,038	168,638
WellCare Health Plans, Inc.*	3,588	250,227
		19,188,201
INDUSTRIALS (5.9%)
Alaska Air Group, Inc.	5,415	339,087
Allegiant Travel Co.	2,485	261,820
American Railcar Inds., Inc	12,030	471,937
Astronics Corp.*	12,920	642,253
AZZ, Inc.	18,479	773,531
Beacon Roofing Supply, Inc.*	7,176	264,579
Boeing Co.	10,955	1,287,213
Caterpillar, Inc.	8,013	668,044
CIRCOR International, Inc.	5,690	353,804

Corporate Executive Board Co.	5,380	390,696
Cummins, Inc.	5,562	739,023
Deluxe Corp.	3,080	128,313
Encore Wire Corp.	8,611	339,618
EnPro Industries, Inc.*	6,684	402,444
Expeditors Int’l. of Wash.	10,219	450,249
FedEx Corp.	5,574	636,049
General Electric Co.	64,434	1,539,328
Healthcare Svcs. Group, Inc.	12,536	322,927
Miller Industries, Inc.	21,722	368,840
Mueller Industries, Inc.	14,605	813,060
Mueller Water Product, Inc. Cl A	30,570	244,254
Old Dominion Freight Line, Inc.*	26,103	1,200,477
On Assignment, Inc.*	15,758	520,014
Orbital Sciences Corp.*	12,209	258,587
Precision Castparts Corp.	4,366	992,130
Raven Industries, Inc.	14,000	457,940
Roper Industries, Inc.	5,789	769,184
Sun Hydraulics Corp.	5,684	206,045
Teledyne Technologies, Inc.*	3,778	320,866
The Advisory Board Co.*	6,111	363,482
Union Pacific Corp.	3,896	605,205
USG Corp.*	4,130	118,035
Wabash National Corp.*	18,196	212,165
		17,461,199
INFORMATION TECHNOLOGY (8.9%)
Altera Corp.	4,237	157,447
Analog Devices, Inc.	7,844	369,060
Anixter International, Inc.*	6,596	578,205
Apple, Inc.	5,600	2,669,800
ARRIS Group, Inc.*	35,485	605,374
Aspen Technology, Inc.*	4,005	138,373
Automatic Data Processing, Inc.	6,649	481,255
Brightcove, Inc.*	32,083	360,934
Broadcom Corp. Cl A	13,997	364,062
Calamp Corp.*	14,845	261,717
Cavium, Inc.*	8,481	349,417
Cisco Systems, Inc.	29,543	691,897
Coherent, Inc.	3,006	184,719
CommVault Systems, Inc.*	9,977	876,280
comScore, Inc.*	10,800	312,876
Cornerstone OnDemand, Inc.*	4,315	221,964
CoStar Group, Inc.*	1,320	221,628
Datalink Corp.*	16,033	216,766
Emulex Corp.*	27,175	210,878
F5 Networks, Inc.*	1,898	162,772
Fairchild Semiconductor Int’l., Inc.*	11,199	155,554
FEI Company	2,719	238,728
Google, Inc. Cl A*	1,478	1,294,595
Heartland Payment Systems, Inc.	5,037	200,070
iGATE Corp.*	13,471	373,955
Imation Corp.*	38,385	157,379
Immersion Corp.*	3,685	48,642
Imperva, Inc.*	7,600	319,352
Informatica Corp.*	8,858	345,196
Int’l. Business Machines Corp.	5,590	1,035,156
Jive Software, Inc.*	10,673	133,413
KLA-Tencor Corp.	4,287	260,864
LogMeIn, Inc.*	11,679	362,633
MasterCard, Inc. Cl A	843	567,154
MAXIMUS, Inc.	9,200	414,368

Microsemi Corp.*	18,843	456,943
Microsoft Corp.	33,826	1,126,744
MKS Instruments, Inc.	6,481	172,330
Monolithic Power Systems, Inc.	21,697	656,986
Nanometrics, Inc.*	24,592	396,423
NetApp, Inc.	2,057	87,669
Oracle Corp.	21,289	706,156
Plantronics, Inc.	3,147	144,919
Proofpoint, Inc.*	5,123	164,551
PTC, Inc.*	12,338	350,770
QLIK Technologies, Inc.*	7,695	263,477
QUALCOMM, Inc.	12,036	810,745
Responsys, Inc.*	20,460	337,590
Richardson Electronics Ltd.	42,580	484,135
Rogers Corp.*	6,993	415,944
Salesforce.com, inc.*	18,712	971,340
Semtech Corp.*	2,974	89,190
Sourcefire, Inc.*	6,499	493,404
Synaptics, Inc.*	5,345	236,677
Teradata Corp.*	6,224	345,059
Teradyne, Inc.*	10,389	171,626
Texas Instruments, Inc.	9,759	392,995
TIBCO Software, Inc.*	18,454	472,238
TTM Technologies, Inc.*	15,256	148,746
Ultimate Software Group, Inc.*	1,280	188,672
ValueClick, Inc.*	7,345	153,143
WEX, Inc.*	2,388	209,547
Yahoo!, Inc.*	11,568	383,595
		26,174,097
MATERIALS (2.6%)
Axiall Corp.	1,944	73,464
Ball Corp.	8,820	395,842
Boise, Inc.	67,490	850,374
CF Industries Hldgs., Inc.	1,618	341,123
Clearwater Paper Corp.*	3,787	180,905
Commercial Metals Co.	14,295	242,300
Copper Mountain Mining Corp.*	26,862	44,833
Crown Hldgs., Inc.*	13,790	583,041
CVR Partners LP	9,524	168,575
Dow Chemical Co.	11,859	455,386
Eastman Chemical Co.	9,305	724,860
FMC Corp.	2,668	191,349
Freeport-McMoRan Copper & Gold, Inc.	12,097	400,169
Horsehead Hldg. Corp.*	14,330	178,552
Kaiser Aluminum Corp.	8,625	614,531
Kraton Performance Polymers, Inc.*	7,350	143,987
Landec Corp.*	28,613	349,079
LSB Industries, Inc.*	2,140	71,754
McEwen Mining, Inc.*	61,794	148,306
Schnitzer Steel Industries, Inc. Cl A	11,088	305,364
Silgan Hldgs., Inc.	15,706	738,182
Stepan Co.	4,530	261,517
Universal Stainless & Alloy Products, Inc.*	3,270	105,261
		7,568,754
TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	33,466	1,131,820
Boingo Wireless, Inc.*	25,485	178,395
Consolidated Comms. Hldgs., Inc.	20,608	355,282
Verizon Communications, Inc.	9,614	448,589
		2,114,086

UTILITIES (1.4%)
Ameren Corp.	3,257	113,474
Avista Corp.	13,540	357,456
Black Hills Corp.	5,247	261,615
Dominion Resources, Inc.	10,136	633,297
Edison International	5,862	270,004
Idacorp, Inc.	7,005	339,042
Northwest Natural Gas Co.	4,290	180,094
NorthWestern Corp.	4,645	208,653
PNM Resources, Inc.	11,590	262,282
Portland General Electric Co.	6,999	197,582
PPL Corp.	6,500	197,470
Public Svc. Enterprise Group, Inc.	11,418	375,995
Sempra Energy	5,331	456,334
UNS Energy Corp.	6,333	295,244
		4,148,542
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $105,115,119) 48.4%		142,726,247

ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	556	180,031
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.1%		180,031

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.4%)
General Electric Capital Corp.	A-1+	0.10	12/23/13	600,000	599,862
Toyota Motor Credit Corp.	A-1+	0.09	10/22/13	500,000	499,974
					1,099,836
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $1,099,836) 0.4%					1,099,836

TOTAL ACTIVE ASSETS (Cost: $106,270,555) 48.9%					144,006,114

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,950,900) 0.7%					1,950,900

TOTAL INVESTMENTS (Cost: $216,309,683) 99.4%					292,289,931

OTHER NET ASSETS 0.6%					1,735,682

NET ASSETS 100.0%					$294,025,613

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.2%)
Aeropostale, Inc.*	71,520	672,288
Bassett Furniture Industries, Inc.	297,387	4,814,696
bebe stores, inc.	181,450	1,105,031
Deckers Outdoor Corp.*	56,131	3,700,156
Pep Boys - Manny, Moe & Jack*	224,560	2,800,263
Rent-A-Center, Inc.	77,818	2,964,866
Ruby Tuesday, Inc.*	294,786	2,210,895
Shutterfly, Inc.*	91,715	5,125,034
Wolverine World Wide, Inc.	88,947	5,179,384
		28,572,613
CONSUMER STAPLES (3.0%)
Crimson Wine Group Ltd.*	73,320	700,206
Farmer Brothers Co.*	150,914	2,272,765
Prestige Brands Hldgs., Inc.*	124,253	3,742,500
The Pantry, Inc.*	197,541	2,188,754
Vector Group Ltd.	102,660	1,652,819
		10,557,044
ENERGY (6.4%)
Carrizo Oil and Gas, Inc.*	138,522	5,168,256
Endeavour International Corp.*	380,633	2,036,387
Energy XXI (Bermuda) Ltd.	233,757	7,059,461
Gasco Energy, Inc.*	2,236,626	47,640
Gulf Coast Ultra Deep Royalty Trust*	715,942	1,560,754
Helix Energy Solutions Group*	84,350	2,139,960
PBF Energy, Inc.	159,958	3,591,057
Saratoga Resources, Inc.*	379,076	902,201
		22,505,716
FINANCIALS (34.4%)
Agree Realty Corp.	23,316	703,677
Ashford Hospitality Trust, Inc.	185,958	2,294,722
Aspen Insurance Hldgs. Ltd.	59,673	2,165,533
BancFirst Corp.	44,441	2,402,925
Bank of Marin Bancorp	30,200	1,254,810
Banner Corp.	61,929	2,363,211
Brookline Bancorp, Inc.	281,810	2,651,832
Bryn Mawr Bank Corp.	79,691	2,149,266
Cash America Int’l., Inc.	56,799	2,571,859
Chatham Lodging Trust	77,130	1,377,542
Chesapeake Lodging Trust	126,976	2,989,015
Colonial Properties Trust*	148,050	3,329,645
Columbia Banking System, Inc.	64,298	1,588,161
Customers Bancorp, Inc.*	91,485	1,472,909
Dime Community Bancshares	127,432	2,121,743
Eagle Bancorp, Inc.*	57,107	1,615,557
EastGroup Properties, Inc.	22,767	1,348,034
Ellington Financial LLC	215,615	4,844,869
Equity Lifestyle Properties, Inc.	116,860	3,993,106
FBR & Co.*	51,904	1,391,546
FelCor Lodging Trust, Inc.*	433,213	2,668,592
First Interstate BancSytem, Inc.	122,365	2,955,115
Flushing Financial Corp.	78,495	1,448,233
Forest City Enterprises, Inc. Cl A*	204,948	3,881,715
Glacier Bancorp, Inc.	151,671	3,747,790
Highwoods Properties, Inc.	91,465	3,229,629
Investors Bancorp, Inc.	138,959	3,040,423
Janus Capital Group, Inc.	233,620	1,988,106
Marlin Business Svcs. Corp.	136,427	3,405,218
MB Financial, Inc.	112,354	3,172,877

Meadowbrook Insurance Group, Inc.	402,724	2,617,706
National Bank Hldgs. Corp. Cl A	105,709	2,171,263
Northfield Bancorp, Inc.	153,293	1,860,977
Parkway Properties, Inc.	65,178	1,158,213
Pennsylvania REIT	118,113	2,208,713
PHH Corp.*	110,925	2,633,360
PrivateBancorp, Inc.	91,114	1,949,840
ProAssurance Corp.	104,013	4,686,826
Prosperity Bancshares, Inc.	52,034	3,217,783
S.Y. Bancorp, Inc.	103,646	2,936,291
Select Income REIT	144,942	3,739,504
Sovran Self Storage, Inc.	12,280	929,350
SVB Financial Group*	44,224	3,819,627
Symetra Financial Corp.	242,240	4,316,717
Terreno Realty Corp.	69,516	1,234,604
Tower Group, Inc.	144,786	1,013,502
UMB Financial Corp.	46,599	2,532,190
Urstadt Biddle Pptys., Inc. Cl A	71,706	1,425,515
Westamerica Bancorporation	37,467	1,863,609
		120,483,250
HEALTH CARE (4.2%)
Ani Pharmaceuticals, Inc.*	7,098	69,347
Capital Senior Living Corp.*	80,846	1,709,893
Computer Programs & Systems, Inc.	47,099	2,755,292
Ensign Group, Inc.	21,240	873,176
Harvard Bioscience, Inc.*	335,224	1,763,278
QLT, Inc.	489,011	2,264,121
Solta Medical, Inc.*	502,120	1,039,388
Supernus Pharmaceuticals, Inc.*	222,819	1,633,263
TearLab Corp.*	144,600	1,599,276
Universal American Corp.	148,436	1,131,082
		14,838,116
INDUSTRIALS (11.5%)
Alaska Air Group, Inc.	50,855	3,184,540
American Railcar Inds., Inc	116,916	4,586,615
AZZ, Inc.	131,005	5,483,869
Deluxe Corp.	30,040	1,251,466
Encore Wire Corp.	83,642	3,298,840
Miller Industries, Inc.	203,800	3,460,524
Mueller Industries, Inc.	128,818	7,171,298
Old Dominion Freight Line, Inc.*	156,333	7,189,754
Orbital Sciences Corp.*	118,917	2,518,662
Wabash National Corp.*	176,758	2,060,998
		40,206,566
INFORMATION TECHNOLOGY (11.4%)
Anixter International, Inc.*	31,419	2,754,190
ARRIS Group, Inc.*	134,279	2,290,800
Coherent, Inc.	29,002	1,782,173
CommVault Systems, Inc.*	27,536	2,418,487
Emulex Corp.*	256,205	1,988,151
Fairchild Semiconductor Int’l., Inc.*	105,226	1,461,589
Imation Corp.*	361,413	1,481,793
Informatica Corp.*	25,091	977,796
LogMeIn, Inc.*	48,356	1,501,454
Microsemi Corp.*	94,429	2,289,903
MKS Instruments, Inc.	62,470	1,661,077
Monolithic Power Systems, Inc.	84,170	2,548,668
Nanometrics, Inc.*	111,963	1,804,844
PTC, Inc.*	34,873	991,439
Richardson Electronics Ltd.	407,417	4,632,331
Semtech Corp.*	28,843	865,002

Sourcefire, Inc.*	61,297	4,653,668
TIBCO Software, Inc.*	95,598	2,446,353
TTM Technologies, Inc.*	148,174	1,444,697
		39,994,415
MATERIALS (10.4%)
Boise, Inc.	651,351	8,207,018
Commercial Metals Co.	141,169	2,392,815
Copper Mountain Mining Corp.*	198,900	331,964
Crown Hldgs., Inc.*	129,972	5,495,216
Horsehead Hldg. Corp.*	139,360	1,736,426
Kaiser Aluminum Corp.	83,872	5,975,880
Kraton Performance Polymers, Inc.*	71,520	1,401,077
LSB Industries, Inc.*	20,840	698,765
McEwen Mining, Inc.*	274,490	658,776
Schnitzer Steel Industries, Inc. Cl A	107,690	2,965,783
Silgan Hldgs., Inc.	112,293	5,277,771
Universal Stainless & Alloy Products, Inc.*	31,840	1,024,930
		36,166,421
TELECOMMUNICATION SERVICES (0.6%)
Consolidated Comms. Hldgs., Inc.	113,857	1,962,895

UTILITIES (5.2%)
Avista Corp.	126,901	3,350,186
Black Hills Corp.	51,006	2,543,159
Idacorp, Inc.	65,681	3,178,960
Northwest Natural Gas Co.	40,196	1,687,428
PNM Resources, Inc.	112,706	2,550,537
Portland General Electric Co.	67,968	1,918,737
UNS Energy Corp.	61,555	2,869,694
		18,098,701
TOTAL COMMON STOCKS (Cost: $255,342,619) 95.3%		333,385,737

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,377,752
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.4%		1,377,752

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill	A-1+	0.00	10/17/13	4,000,000	3,999,992
U.S. Treasury Bill	A-1+	0.03	10/24/13	1,000,000	999,981
					4,999,973
COMMERCIAL PAPER (1.7%)
Abbott Laboratories†	A-1+	0.07	12/03/13	1,000,000	999,877
General Electric Capital Corp.	A-1+	0.13	10/15/13	900,000	899,954
Toyota Motor Credit Corp.	A-1+	0.07	10/22/13	4,000,000	3,999,837
					5,899,668
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,899,641) 3.1%					10,899,641

TOTAL INVESTMENTS (Cost: $266,667,760) 98.8%					345,663,130

OTHER NET ASSETS 1.2%					4,266,498

NET ASSETS 100.0%					$349,929,628

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.7%)
Aeropostale, Inc.*	183,285	1,722,879
AFC Enterprises, Inc.*	170,448	7,429,826
American Axle & Mfg. Hldgs., Inc.*	178,028	3,510,712
Bally Technologies, Inc.*	43,078	3,104,201
Cinemark Hldgs., Inc.	103,618	3,288,835
Deckers Outdoor Corp.*	47,770	3,148,998
Drew Industries, Inc.	61,896	2,818,744
Francesca’s Hldgs. Corp.*	68,727	1,281,071
Haverty Furniture Cos., Inc.	130,005	3,189,023
Hibbett Sports, Inc.*	29,033	1,630,203
HSN, Inc.	39,523	2,119,223
Monro Muffler Brake, Inc.	59,667	2,773,919
Red Robin Gourmet Burgers, Inc.*	98,951	7,035,416
Rent-A-Center, Inc.	84,305	3,212,021
Shutterfly, Inc.*	93,810	5,242,103
Sotheby’s	40,997	2,014,183
Steiner Leisure Ltd.*	25,162	1,470,216
Steve Madden Ltd.*	52,673	2,835,388
Summer Infant, Inc.*	411,800	1,140,686
Wolverine World Wide, Inc.	68,339	3,979,380
		62,947,027
CONSUMER STAPLES (4.5%)
Darling International, Inc.*	117,130	2,478,471
Hain Celestial Group, Inc.*	37,594	2,899,249
Pinnacle Foods, Inc.	90,748	2,402,100
Susser Hldgs. Corp.*	73,095	3,884,999
TreeHouse Foods, Inc.*	24,018	1,605,123
Vector Group Ltd.	95,933	1,544,525
Village Super Market, Inc. Cl A	57,210	2,175,124
		16,989,591
ENERGY (3.9%)
Energy XXI (Bermuda) Ltd.	107,376	3,242,755
Helix Energy Solutions Group*	77,452	1,964,957
Kodiak Oil & Gas Corp.*	122,105	1,472,586
PBF Energy, Inc.	113,398	2,545,785
PDC Energy, Inc.*	39,122	2,329,324
Sanchez Energy Corp.*	8,865	234,125
Synergy Resources Corp.*	54,815	534,446
Targa Resources Corp.	33,939	2,476,189
		14,800,167
FINANCIALS (7.6%)
American Assets Trust, Inc.	57,302	1,748,284
AmREIT, Inc. Cl B	78,120	1,355,382
Ashford Hospitality Trust, Inc.	123,963	1,529,703
Endurance Specialty Hldgs. Ltd.	55,183	2,964,431
Financial Engines, Inc.	44,453	2,642,286
iShares Micro-Cap ETF	40,515	2,769,200
iShares Russell 2000 Growth ETF	22,500	2,831,400
Oritani Financial Corp.	111,379	1,833,298
PS Business Parks, Inc.	23,741	1,771,553
Sabra Health Care REIT, Inc.	137,041	3,153,313
Starwood Property Trust, Inc.	77,299	1,852,857
Stifel Financial Corp.*	61,559	2,537,462
Texas Capital Bancshares, Inc.*	31,318	1,439,688
		28,428,857
HEALTH CARE (20.5%)
Abiomed, Inc.*	145,615	2,776,878
Acorda Therapeutics, Inc.*	32,230	1,104,844

Align Technology, Inc.*	20,725	996,873
Alnylam Pharmaceuticals, Inc.*	52,538	3,362,957
athenahealth, Inc.*	20,696	2,246,758
BioScrip, Inc.*	318,168	2,793,515
BioSpecifics Technologies Corp.*	52,449	1,021,182
Bruker Corp.*	86,766	1,791,718
Cepheid, Inc.*	45,081	1,759,962
Coronado Biosciences, Inc.*	170,650	1,197,963
Cubist Pharmaceuticals, Inc.*	48,230	3,065,017
Cyberonics, Inc.*	38,443	1,950,598
DexCom, Inc.*	126,396	3,568,159
Emergent Biosolutions, Inc.*	78,668	1,498,625
Ensign Group, Inc.	49,458	2,033,218
Exact Sciences Corp.*	161,632	1,908,874
HeartWare International, Inc.*	15,490	1,134,023
Insulet Corp.*	84,457	3,060,722
Isis Pharmaceuticals, Inc.*	39,765	1,492,778
Mazor Robotics Ltd. ADR*	105,764	1,787,412
Medicines Co.*	20,794	697,015
MWI Veterinary Supply, Inc.*	20,160	3,011,098
Neogen Corp.*	47,050	2,856,876
Omeros Corp.*	127,878	1,246,811
Orexigen Therapeutics, Inc.*	86,356	530,226
PAREXEL International Corp.*	79,135	3,974,951
Pharmacyclics, Inc.*	28,800	3,986,496
QLT, Inc.	186,087	861,583
Questcor Pharmaceuticals, Inc.	68,868	3,994,344
Salix Pharmaceuticals Ltd.*	34,080	2,279,270
Seattle Genetics, Inc.*	43,071	1,887,802
Sunesis Pharmaceuticals, Inc.*	102,644	509,114
Supernus Pharmaceuticals, Inc.*	348,797	2,556,682
Synageva BioPharma Corp.*	15,967	1,010,871
Synta Pharmaceuticals Corp.*	130,047	820,597
TearLab Corp.*	51,280	567,157
Thoratec Corp.*	30,465	1,136,040
Threshold Pharmaceuticals, Inc.*	86,703	403,169
Vascular Solutions, Inc.*	102,127	1,715,734
WellCare Health Plans, Inc.*	37,027	2,582,263
		77,180,175
INDUSTRIALS (15.0%)
Allegiant Travel Co.	25,426	2,678,883
Astronics Corp.*	134,105	6,666,360
AZZ, Inc.	51,679	2,163,283
Beacon Roofing Supply, Inc.*	67,819	2,500,487
CIRCOR International, Inc.	55,030	3,421,765
Corporate Executive Board Co.	54,376	3,948,785
EnPro Industries, Inc.*	68,850	4,145,459
Healthcare Svcs. Group, Inc.	130,512	3,361,989
Mueller Water Product, Inc. Cl A	314,425	2,512,256
Old Dominion Freight Line, Inc.*	98,455	4,527,945
On Assignment, Inc.*	165,092	5,448,036
Raven Industries, Inc.	150,318	4,916,902
Sun Hydraulics Corp.	58,523	2,121,459
Teledyne Technologies, Inc.*	38,981	3,310,656
The Advisory Board Co.*	62,336	3,707,745
USG Corp.*	42,489	1,214,336
		56,646,346
INFORMATION TECHNOLOGY (24.8%)
Anixter International, Inc.*	33,831	2,965,625
ARRIS Group, Inc.*	218,038	3,719,728
Aspen Technology, Inc.*	41,347	1,428,539

Brightcove, Inc.*	334,226	3,760,043
Calamp Corp.*	153,793	2,711,371
Cavium, Inc.*	87,191	3,592,269
CommVault Systems, Inc.*	73,478	6,453,573
comScore, Inc.*	109,250	3,164,973
Cornerstone OnDemand, Inc.*	44,484	2,288,257
CoStar Group, Inc.*	13,713	2,302,413
Datalink Corp.*	164,785	2,227,893
FEI Company	27,568	2,420,470
Heartland Payment Systems, Inc.	50,235	1,995,334
iGATE Corp.*	137,925	3,828,798
Immersion Corp.*	39,567	522,284
Imperva, Inc.*	79,607	3,345,086
Informatica Corp.*	63,714	2,482,935
Jive Software, Inc.*	110,031	1,375,388
LogMeIn, Inc.*	67,716	2,102,582
MAXIMUS, Inc.	95,810	4,315,282
Microsemi Corp.*	90,716	2,199,863
Monolithic Power Systems, Inc.	132,990	4,026,937
Nanometrics, Inc.*	131,823	2,124,987
Plantronics, Inc.	32,983	1,518,867
Proofpoint, Inc.*	52,724	1,693,495
PTC, Inc.*	87,398	2,484,725
QLIK Technologies, Inc.*	80,349	2,751,150
Responsys, Inc.*	212,403	3,504,650
Rogers Corp.*	72,074	4,286,962
Synaptics, Inc.*	55,142	2,441,688
Teradyne, Inc.*	107,113	1,769,507
TIBCO Software, Inc.*	86,604	2,216,196
Ultimate Software Group, Inc.*	13,163	1,940,226
ValueClick, Inc.*	76,495	1,594,921
WEX, Inc.*	24,114	2,116,004
		93,673,021
MATERIALS (3.7%)
Axiall Corp.	19,979	755,006
Clearwater Paper Corp.*	39,029	1,864,415
CVR Partners LP	100,265	1,774,691
Landec Corp.*	301,497	3,678,263
McEwen Mining, Inc.*	355,734	853,762
Silgan Hldgs., Inc.	45,459	2,136,573
Stepan Co.	47,068	2,717,236
		13,779,946
TELECOMMUNICATION SERVICES (0.9%)
Boingo Wireless, Inc.*	266,047	1,862,329
Consolidated Comms. Hldgs., Inc.	90,378	1,558,117
		3,420,446
UTILITIES (0.6%)
NorthWestern Corp.	47,946	2,153,734

TOTAL COMMON STOCKS (Cost: $277,792,148) 98.2%		370,019,310

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	A-1+	0.00	10/17/13	1,000,000	999,998
COMMERCIAL PAPER (0.9%)
General Electric Capital Corp.	A-1+	0.12	10/23/13	2,000,000	1,999,853
Toyota Motor Credit Corp.	A-1+	0.11	10/16/13	1,500,000	1,499,931
					3,499,784

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,499,782) 1.2%	4,499,782

TOTAL INVESTMENTS (Cost: $282,291,930) 99.4%	374,519,092

OTHER NET ASSETS 0.6%	2,231,118

NET ASSETS 100.0%	$376,750,210

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.4%)
Deckers Outdoor Corp.*	11,447	754,586
Dillard’s, Inc. Cl A	4,099	320,952
Discovery Communications, Inc. Cl A*	8,348	704,738
Lamar Advertising Co. Cl A*	9,958	468,325
Mohawk Industries, Inc.*	4,360	567,890
Newell Rubbermaid, Inc.	27,346	752,015
Rent-A-Center, Inc.	10,874	414,299
Shutterfly, Inc.*	16,376	915,091
V.F. Corp.	1,745	347,342
Whirlpool Corp.	2,843	416,329
		5,661,567
CONSUMER STAPLES (4.1%)
ConAgra Foods, Inc.	33,315	1,010,777
Constellation Brands, Inc. Cl A*	3,702	212,495
Dr. Pepper Snapple Group, Inc.	11,129	498,802
J.M. Smucker Co.	7,187	754,922
Vector Group Ltd.	19,181	308,821
		2,785,817
ENERGY (8.5%)
Atwood Oceanics, Inc.*	6,615	364,090
Cheniere Energy, Inc.*	15,277	521,557
Energy XXI (Bermuda) Ltd.	36,067	1,089,223
Gulf Coast Ultra Deep Royalty Trust*	132,961	289,855
Noble Energy, Inc.	26,091	1,748,358
Range Resources Corp.	10,843	822,875
Tesoro Corp.	14,863	653,675
Valero Energy Corp.	7,374	251,822
		5,741,455
FINANCIALS (27.9%)
American Financial Group, Inc.	23,890	1,291,493
Ameriprise Financial, Inc.	16,482	1,501,181
Aon PLC	13,908	1,035,312
Associated Banc-Corp.	37,165	575,686
Assurant, Inc.	3,756	203,200
BOK Financial Corp.	12,564	795,929
Brandywine Realty Trust	34,352	452,759
CBL & Associates Pptys., Inc.	33,142	633,012
City National Corp.	4,780	318,635
Comerica, Inc.	18,194	715,206
DDR Corp.	13,019	204,529
Discover Financial Svcs.	13,610	687,849
Duke Realty Corp.	37,884	584,929
Equity Lifestyle Properties, Inc.	15,382	525,603
Everest Re Group Ltd.	6,031	876,968
Fifth Third Bancorp	29,875	538,945
Fulton Financial Corp.	42,233	493,281
HCC Insurance Hldgs., Inc.	5,380	235,752
Health Care REIT, Inc.	4,890	305,038
Highwoods Properties, Inc.	8,370	295,545
Home Properties, Inc.	10,683	616,943
Host Hotels & Resorts, Inc.	36,507	645,079
Howard Hughes Corp.*	1,952	219,346
Janus Capital Group, Inc.	33,537	285,400
KeyCorp	33,566	382,652
Kilroy Realty Corp.	11,457	572,277
Lincoln National Corp.	11,945	501,571
M&T Bank Corp.	2,907	325,351
People’s United Financial, Inc.	42,901	616,916
Progressive Corp.	19,008	517,588

Reinsurance Grp. of America, Inc.	9,168	614,164
Starwood Property Trust, Inc.	9,335	223,760
SVB Financial Group*	2,260	195,196
Vornado Realty Trust	10,423	876,157
		18,863,252
HEALTH CARE (7.7%)
AmerisourceBergen Corp.	18,687	1,141,776
CIGNA Corp.	12,160	934,618
Forest Laboratories, Inc.*	15,354	656,998
HCA Hldgs., Inc.	6,248	267,102
Hospira, Inc.*	9,877	387,376
Humana, Inc.	4,481	418,212
MEDNAX, Inc.*	6,708	673,483
Mylan, Inc.*	9,432	360,019
PAREXEL International Corp.*	7,090	356,131
		5,195,715
INDUSTRIALS (11.8%)
Alaska Air Group, Inc.	5,650	353,803
AZZ, Inc.	10,695	447,693
Flowserve Corp.	9,261	577,794
General Cable Corp.	12,466	395,796
Genesee & Wyoming, Inc. Cl A*	4,020	373,739
Joy Global, Inc.	9,569	488,402
Kirby Corp.*	14,638	1,266,919
L-3 Communications Hldgs., Inc.	3,547	335,192
Lincoln Electric Hldgs., Inc.	12,710	846,740
Old Dominion Freight Line, Inc.*	22,788	1,048,020
Oshkosh Corp.*	16,326	799,647
Timken Co.	7,245	437,598
Triumph Group, Inc.	8,529	598,906
		7,970,249
INFORMATION TECHNOLOGY (11.4%)
Altera Corp.	9,258	344,027
Analog Devices, Inc.	8,232	387,316
Avago Technologies Ltd.	9,495	409,424
Avnet, Inc.	9,060	377,893
Coherent, Inc.	10,383	638,035
CommVault Systems, Inc.*	3,890	341,659
F5 Networks, Inc.*	3,066	262,940
Fairchild Semiconductor Int’l., Inc.*	9,845	136,747
Harris Corp.	4,073	241,529
Informatica Corp.*	10,609	413,433
KLA-Tencor Corp.	5,951	362,118
Microsemi Corp.*	19,164	464,727
NCR Corp.*	25,229	999,321
NetApp, Inc.	3,914	166,815
Silicon Laboratories, Inc.*	6,535	279,110
Sourcefire, Inc.*	5,750	436,540
Symantec Corp.	10,428	258,093
Tech Data Corp.*	8,234	410,959
Teradata Corp.*	7,548	418,461
TIBCO Software, Inc.*	13,331	341,140
		7,690,287
MATERIALS (6.9%)
Agnico-Eagle Mines Ltd.	11,003	291,249
CF Industries Hldgs., Inc.	1,368	288,415
Crown Hldgs., Inc.*	44,814	1,894,738
Cytec Industries, Inc.	10,748	874,457
Eastman Chemical Co.	11,162	869,520
RPM International, Inc.	9,431	341,402
Walter Energy, Inc.	6,396	89,736
		4,649,517

TELECOMMUNICATION SERVICES (0.6%)
Sprint Corp.*	19,028	118,335
Windstream Hldgs., Inc.	37,571	300,568
		418,903
UTILITIES (9.7%)
Ameren Corp.	23,250	810,030
Atmos Energy Corp.	13,565	577,733
Edison International	19,589	902,269
Entergy Corp.	6,655	420,529
FirstEnergy Corp.	14,727	536,799
Great Plains Energy, Inc.	29,167	647,507
ITC Hldgs. Corp.	6,587	618,256
NV Energy, Inc.	31,836	751,648
PPL Corp.	21,930	666,233
Public Svc. Enterprise Group, Inc.	19,930	656,295
		6,587,299
TOTAL COMMON STOCKS (Cost: $51,240,411) 97.0%		65,564,061

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.1%)
General Electric Capital Corp.	A-1+	0.13	10/15/13	500,000	499,975
Washington Gas Light Co.	A-1	0.07	10/04/13	900,000	899,994
					1,399,969
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,399,969) 2.1%					1,399,969

TOTAL INVESTMENTS (Cost: $52,640,380) 99.1%					66,964,030

OTHER NET ASSETS 0.9%					639,651

NET ASSETS 100.0%					$67,603,681

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
Aaron’s, Inc.	42,497	1,177,167
Advance Auto Parts, Inc.	40,509	3,349,284
Aeropostale, Inc.*	40,416	379,910
AMC Networks, Inc. Cl A*	31,257	2,140,479
American Eagle Outfitters, Inc.	96,754	1,353,588
ANN, Inc.*	25,410	920,350
Apollo Group, Inc.*	55,495	1,154,851
Ascena Retail Group, Inc.*	71,596	1,426,908
Bally Technologies, Inc.*	21,979	1,583,807
Big Lots, Inc.*	32,278	1,197,191
Bob Evans Farms, Inc.	14,760	845,305
Brinker International, Inc.	37,598	1,523,847
Cabela’s, Inc.*	27,165	1,712,210
Carter’s, Inc.	32,450	2,462,631
Cheesecake Factory, Inc.	27,619	1,213,855
Chico’s FAS, Inc.	86,967	1,448,870
Cinemark Hldgs., Inc.	58,119	1,844,697
CST Brands, Inc.	34,327	1,022,945
Deckers Outdoor Corp.*	19,324	1,273,838
DeVry, Inc.	32,963	1,007,349
Dick’s Sporting Goods, Inc.	55,381	2,956,238
Domino’s Pizza, Inc.	31,282	2,125,612
DreamWorks Animation SKG Cl A*	39,489	1,123,857
Foot Locker, Inc.	83,993	2,850,722
Gentex Corp.	77,838	1,991,874
Guess?, Inc.	33,342	995,259
Hanesbrands, Inc.	54,796	3,414,339
HSN, Inc.	19,293	1,034,491
International Speedway Corp. Cl A	15,478	499,939
Jarden Corp.*	65,021	3,147,016
KB Home	45,713	823,748
Lamar Advertising Co. Cl A*	34,569	1,625,780
Life Time Fitness, Inc.*	21,560	1,109,693
LKQ Corp.*	169,029	5,385,264
Matthews International Corp. Cl A	15,549	592,106
MDC Hldgs., Inc.	21,369	641,284
Meredith Corp.	20,275	965,496
Mohawk Industries, Inc.*	33,594	4,375,619
Murphy USA, Inc.*	25,239	1,019,403
New York Times Co. Cl A	69,041	867,845
NVR, Inc.*	2,326	2,138,036
Office Depot, Inc.*	134,401	649,157
Panera Bread Co. Cl A*	15,729	2,493,518
Polaris Industries, Inc.	35,527	4,589,378
Regis Corp.	25,782	378,480
Rent-A-Center, Inc.	30,058	1,145,210
Saks, Inc.*	58,098	926,082
Scholastic Corp.	15,066	431,641
Scientific Games Corp. Cl A*	24,031	388,581
Service Corp. International	118,449	2,205,520
Signet Jewelers Ltd.	44,009	3,153,245
Sotheby’s	40,024	1,966,379
Tempur Sealy Int’l., Inc.*	33,726	1,482,595
The Wendy’s Co.	164,260	1,392,925
Thor Industries, Inc.	24,473	1,420,413
Toll Brothers, Inc.*	84,714	2,747,275
Tractor Supply Co.	79,218	5,321,073
Tupperware Brands Corp.	29,029	2,507,235
Under Armour, Inc. Cl A*	46,301	3,678,614
Valassis Communications, Inc.	21,843	630,826

Wiley (John) & Sons, Inc. Cl A	25,831	1,231,880
Williams-Sonoma, Inc.	51,408	2,889,130
WMS Industries, Inc.*	31,162	808,654
		111,160,514
CONSUMER STAPLES (3.7%)
Church & Dwight Co., Inc.	76,295	4,581,515
Dean Foods Co.*	54,113	1,044,381
Energizer Hldgs., Inc.	34,835	3,175,210
Flowers Foods, Inc.	96,705	2,073,355
Green Mountain Coffee Roasters, Inc.*	74,900	5,642,217
Harris Teeter Supermarkets, Inc.	28,090	1,381,747
Hillshire Brands Co.	69,820	2,146,267
Ingredion, Inc.	42,412	2,806,402
Lancaster Colony Corp.	10,783	844,201
Post Hldgs., Inc.*	18,052	728,759
SUPERVALU, Inc.*	103,131	848,768
Tootsie Roll Industries, Inc.	11,197	345,092
United Natural Foods, Inc.*	28,239	1,898,226
Universal Corp.	13,002	662,192
WhiteWave Foods Co. Cl A*	97,523	1,947,534
		30,125,866
ENERGY (5.6%)
Alpha Natural Resources, Inc.*	124,726	743,367
Arch Coal, Inc.	118,648	487,643
Atwood Oceanics, Inc.*	33,307	1,833,217
Bill Barrett Corp.*	27,266	684,649
CARBO Ceramics, Inc.	11,175	1,107,554
Cimarex Energy Co.	49,231	4,745,868
Dresser-Rand Group, Inc.*	44,109	2,752,402
Dril-Quip, Inc.*	22,763	2,612,054
Energen Corp.	38,736	2,959,043
Helix Energy Solutions Group*	56,681	1,437,997
HollyFrontier Corp.	115,276	4,854,272
Oceaneering Int’l., Inc.	61,427	4,990,329
Oil States International, Inc.*	29,686	3,071,314
Patterson-UTI Energy, Inc.	79,053	1,690,153
Rosetta Resources, Inc.*	32,579	1,774,252
SM Energy Co.	37,839	2,920,792
Superior Energy Services, Inc.*	90,474	2,265,469
Tidewater, Inc.	27,437	1,626,740
Unit Corp.*	24,653	1,146,118
World Fuel Services Corp.	41,921	1,564,073
		45,267,306
FINANCIALS (21.9%)
Affiliated Managers Group, Inc.*	29,885	5,458,196
Alexander & Baldwin, Inc.*	24,166	870,459
Alexandria Real Estate Equities, Inc.	38,833	2,479,487
Alleghany Corp.*	9,414	3,856,445
American Campus Communities, Inc.	59,943	2,047,053
American Financial Group, Inc.	40,040	2,164,562
Apollo Investment Corp.	131,393	1,070,853
Aspen Insurance Hldgs. Ltd.	37,558	1,362,980
Associated Banc-Corp.	94,654	1,466,190
Astoria Financial Corp.	47,826	594,955
BancorpSouth, Inc.	47,486	946,871
Bank of Hawaii Corp.	24,857	1,353,464
Berkley (W.R.) Corp.	59,854	2,565,342
BioMed Realty Trust, Inc.	107,257	1,993,908
BRE Properties, Inc.	43,078	2,186,639
Brown & Brown, Inc.	66,279	2,127,556
Camden Property Trust	48,320	2,968,781
Cathay General Bancorp	40,910	956,067
CBOE Holdings, Inc.	50,620	2,289,543
City National Corp.	27,600	1,839,816

Commerce Bancshares, Inc.	43,832	1,920,280
Corporate Office Pptys. Trust	47,889	1,106,236
Corrections Corp. of America	65,057	2,247,719
Cullen/Frost Bankers, Inc.	29,698	2,095,194
Duke Realty Corp.	175,239	2,705,690
East West Bancorp, Inc.	76,242	2,435,932
Eaton Vance Corp.	67,221	2,610,191
Equity One, Inc.	34,424	752,509
Essex Property Trust, Inc.	21,208	3,132,422
Everest Re Group Ltd.	27,245	3,961,695
Extra Space Storage, Inc.	57,173	2,615,665
Federal Realty Investment Trust	36,460	3,698,867
Federated Investors, Inc. Cl B	54,988	1,493,474
Fidelity Nat’l. Financial, Inc. Cl A	116,746	3,105,444
First American Financial Corp.	57,246	1,393,940
First Horizon National Corp.	136,046	1,495,146
First Niagara Financial Group, Inc.	209,374	2,171,208
FirstMerit Corp.	92,812	2,014,949
Fulton Financial Corp.	110,195	1,287,078
Gallagher (Arthur J.) & Co.	71,282	3,111,459
Greenhill & Co., Inc.	14,535	725,006
Hancock Hldg. Co.	47,099	1,477,967
Hanover Insurance Group, Inc.	24,172	1,337,195
HCC Insurance Hldgs., Inc.	55,389	2,427,146
Highwoods Properties, Inc.	49,400	1,744,314
Home Properties, Inc.	31,672	1,829,058
Hospitality Properties Trust	77,781	2,201,202
International Bancshares Corp.	32,565	704,381
Janus Capital Group, Inc.	84,824	721,852
Jones Lang LaSalle, Inc.	24,633	2,150,461
Kemper Corp.	29,617	995,131
Kilroy Realty Corp.	45,187	2,257,091
Liberty Property Trust	78,078	2,779,577
Mack-Cali Realty Corp.	48,482	1,063,695
Mercury General Corp.	19,844	958,664
MSCI, Inc. Cl A*	67,201	2,705,512
National Retail Pptys., Inc.	68,636	2,183,998
New York Community Bancorp, Inc.	252,168	3,810,258
Old Republic Int’l. Corp.	132,104	2,034,402
Omega Healthcare Investors, Inc.	65,578	1,958,815
Potlatch Corp.	22,182	880,182
Primerica, Inc.	30,483	1,229,684
Prosperity Bancshares, Inc.	31,486	1,947,094
Protective Life Corp.	46,213	1,966,363
Raymond James Financial, Inc.	69,809	2,908,941
Rayonier, Inc.	70,202	3,906,741
Realty Income Corp.	109,193	4,340,422
Regency Centers Corp.	50,617	2,447,332
Reinsurance Grp. of America, Inc.	40,292	2,699,161
SEI Investments Co.	81,001	2,503,741
Senior Housing Pptys. Trust	106,380	2,482,909
Signature Bank*	27,131	2,483,029
SL Green Realty Corp	51,294	4,556,959
StanCorp Financial Group, Inc.	25,624	1,409,832
SVB Financial Group*	26,250	2,267,213
Synovus Financial Corp.	566,612	1,869,820
Taubman Centers, Inc.	35,845	2,412,727
TCF Financial Corp.	96,595	1,379,377
Trustmark Corp.	37,794	967,526
UDR, Inc.	140,740	3,335,538
Valley National Bancorp	115,703	1,151,245
Waddell & Reed Financial, Inc. Cl A	47,578	2,449,315
Washington Federal, Inc.	61,827	1,278,582
Webster Financial Corp.	51,835	1,323,348

Weingarten Realty Investors	61,351	1,799,425
Westamerica Bancorporation	14,704	731,377
		178,747,873
HEALTH CARE (8.7%)
Allscripts Healthcare Solutions, Inc.*	88,088	1,309,869
Bio-Rad Laboratories, Inc. Cl A*	11,432	1,343,946
Charles River Laboratories Int’l., Inc.*	28,534	1,319,983
Community Health Systems, Inc.	54,372	2,256,438
Cooper Companies, Inc.	28,002	3,631,579
Covance, Inc.*	32,045	2,770,611
Cubist Pharmaceuticals, Inc.*	36,091	2,293,583
Endo Health Solutions, Inc.*	63,367	2,879,396
Health Management Associates, Inc. Cl A*	147,486	1,887,821
Health Net, Inc.*	46,149	1,462,923
Hill-Rom Hldgs., Inc.	33,133	1,187,155
HMS Hldgs. Corp.*	49,671	1,068,423
Hologic, Inc.*	154,294	3,186,171
IDEXX Laboratories, Inc.*	29,358	2,925,525
LifePoint Hospitals, Inc.*	27,174	1,267,124
Mallinckrodt PLC*	33,124	1,460,437
Masimo Corp.	28,294	753,752
MEDNAX, Inc.*	29,054	2,917,022
Mettler-Toledo Int’l., Inc.*	16,607	3,987,175
Omnicare, Inc.	60,101	3,335,606
Owens & Minor, Inc.	35,945	1,243,338
ResMed, Inc.	80,067	4,229,139
Salix Pharmaceuticals Ltd.*	35,056	2,344,545
Schein (Henry), Inc.*	48,983	5,079,537
STERIS Corp.	32,498	1,396,114
Techne Corp.	17,925	1,435,076
Teleflex, Inc.	22,417	1,844,471
Thoratec Corp.*	32,079	1,196,226
United Therapeutics Corp.*	25,851	2,038,351
Universal Health Svcs., Inc. Cl B	49,859	3,738,926
VCA Antech, Inc.*	50,725	1,392,909
WellCare Health Plans, Inc.*	25,649	1,788,761
		70,971,932
INDUSTRIALS (15.6%)
Acuity Brands, Inc.	24,021	2,210,412
AECOM Technology Corp.*	55,779	1,744,209
AGCO Corp.	50,444	3,047,826
Alaska Air Group, Inc.	38,586	2,416,255
Alliant TechSystems, Inc.	18,364	1,791,592
B/E Aerospace, Inc.*	55,202	4,075,012
Carlisle Cos., Inc.	35,823	2,517,999
CLARCOR, Inc.	29,124	1,617,256
Clean Harbors, Inc.*	31,701	1,859,581
Con-way, Inc.	32,899	1,417,618
Copart, Inc.*	63,061	2,004,709
Corporate Executive Board Co.	18,304	1,329,236
Crane Co.	26,827	1,654,421
Deluxe Corp.	27,735	1,155,440
Donaldson Co., Inc.	76,386	2,912,598
Donnelley (R.R.) & Sons Co.	108,339	1,711,756
Esterline Technologies Corp.*	17,852	1,426,196
Exelis, Inc.	105,247	1,653,430
Fortune Brands Home & Security, Inc.	93,062	3,874,171
FTI Consulting, Inc.*	21,921	828,614
GATX Corp.	25,952	1,233,239
General Cable Corp.	27,558	874,967
Genesee & Wyoming, Inc. Cl A*	23,797	2,212,407
Graco, Inc.	34,301	2,540,332
Granite Construction, Inc.	19,664	601,718
Harsco Corp.	44,860	1,117,014

HNI Corp.	24,582	889,377
Hubbell, Inc. Cl B	30,244	3,167,757
Hunt (J.B.) Transport Svcs., Inc.	51,122	3,728,327
Huntington Ingalls Industries, Inc.	28,179	1,899,265
IDEX Corp.	45,140	2,945,385
ITT Corp.	50,143	1,802,641
JetBlue Airways Corp*	119,554	796,230
KBR, Inc.	79,956	2,609,764
Kennametal, Inc.	43,682	1,991,899
Kirby Corp.*	32,806	2,839,359
Landstar System, Inc.	25,819	1,445,348
Lennox International, Inc.	25,638	1,929,516
Lincoln Electric Hldgs., Inc.	45,948	3,061,056
Manpowergroup, Inc.	44,416	3,230,820
Matson, Inc.	23,792	624,064
Miller (Herman), Inc.	30,879	901,049
Mine Safety Appliances Co.	17,575	907,046
MSC Industrial Direct Co., Inc. Cl A	27,128	2,206,863
Nordson Corp.	33,502	2,466,752
Oshkosh Corp.*	47,433	2,323,268
Regal-Beloit Corp.	24,809	1,685,275
Rollins, Inc.	35,647	945,002
SPX Corp.	24,977	2,114,053
Terex Corp.*	58,283	1,958,309
The Brink’s Co.	26,740	756,742
Timken Co.	45,014	2,718,846
Towers Watson & Co. Cl A	33,669	3,601,236
Trinity Industries, Inc.	43,988	1,994,856
Triumph Group, Inc.	32,233	2,263,401
United Rentals, Inc.*	52,486	3,059,409
URS Corp.	41,309	2,220,359
UTI Worldwide, Inc.	50,082	756,739
Valmont Industries, Inc.	14,510	2,015,584
Wabtec Corp.	53,331	3,352,920
Waste Connections, Inc.	68,027	3,089,106
Watsco, Inc.	15,097	1,423,194
Werner Enterprises, Inc.	26,922	628,090
Woodward, Inc.	33,728	1,377,114
		127,554,029
INFORMATION TECHNOLOGY (15.7%)
3D Systems Corp.*	51,383	2,774,168
ACI Worldwide, Inc.*	21,794	1,178,184
Acxiom Corp.*	41,318	1,173,018
Adtran, Inc.	32,906	876,616
Advanced Micro Devices, Inc.*	347,058	1,318,820
Advent Software, Inc.	22,137	702,850
Alliance Data Systems Corp.*	27,248	5,762,135
ANSYS, Inc.*	53,478	4,626,917
AOL, Inc.	42,232	1,460,383
Arrow Electronics, Inc.*	56,795	2,756,261
Atmel Corp.*	242,781	1,806,291
Avnet, Inc.	77,621	3,237,572
Broadridge Financial Solutions, Inc.	66,355	2,106,771
Cadence Design Systems, Inc.*	161,671	2,182,559
Ciena Corp.*	58,341	1,457,358
CommVault Systems, Inc.*	24,327	2,136,640
Compuware Corp.	121,375	1,359,400
Concur Technologies, Inc.*	25,753	2,845,707
Convergys Corp.	56,939	1,067,606
CoreLogic, Inc.*	51,918	1,404,382
Cree, Inc.*	67,000	4,032,730
Cypress Semiconductor Corp.	78,145	729,874
Diebold, Inc.	36,417	1,069,203
DST Systems, Inc.	16,654	1,255,878

Equinix, Inc.*	27,026	4,963,325
FactSet Research Systems, Inc.	23,286	2,540,503
Fair Isaac Corp.	19,321	1,068,065
Fairchild Semiconductor Int’l., Inc.*	68,900	957,021
Gartner, Inc.*	51,396	3,083,760
Global Payments, Inc.	42,541	2,172,994
Henry (Jack) & Associates, Inc.	47,845	2,469,280
Informatica Corp.*	56,983	2,220,628
Ingram Micro, Inc. Cl A*	85,783	1,977,298
Integrated Device Technology, Inc.*	77,711	732,038
InterDigital, Inc.	23,334	871,058
International Rectifier Corp.*	40,310	998,479
Intersil Corp. Cl A	72,577	815,040
Itron, Inc.*	21,055	901,786
Leidos Hldgs., Inc.	42,370	1,928,694
Lender Processing Svcs., Inc.	47,488	1,579,926
Lexmark International, Inc. Cl A	35,791	1,181,103
ManTech International Corp. Cl A	13,223	380,293
Mentor Graphics Corp.	54,818	1,281,097
MICROS Systems, Inc.*	43,549	2,174,837
Monster Worldwide, Inc.*	67,671	299,106
National Instruments Corp.	53,811	1,664,374
NCR Corp.*	92,136	3,649,507
NeuStar, Inc. Cl A*	36,878	1,824,723
Plantronics, Inc.	24,146	1,111,923
Polycom, Inc.*	95,827	1,046,431
PTC, Inc.*	65,685	1,867,425
Rackspace Hosting, Inc.*	62,651	3,305,467
RF Micro Devices, Inc.*	154,446	871,075
Riverbed Technology, Inc.*	92,791	1,353,821
Rovi Corp.*	56,125	1,075,916
Science Applications Int’l. Corp.*	24,212	817,140
Semtech Corp.*	38,294	1,148,437
Silicon Laboratories, Inc.*	22,155	946,240
Skyworks Solutions, Inc.*	104,466	2,594,935
SolarWinds, Inc.*	39,063	1,369,549
Solera Hldgs., Inc.	38,879	2,055,533
SunEdison, Inc.*	127,682	1,017,626
Synopsys, Inc.*	86,770	3,271,229
Tech Data Corp.*	21,358	1,065,978
TIBCO Software, Inc.*	81,738	2,091,675
Trimble Navigation Ltd.*	140,566	4,176,216
ValueClick, Inc.*	42,234	880,579
VeriFone Systems, Inc.*	59,576	1,361,907
Vishay Intertechnology, Inc.*	74,947	966,067
WEX, Inc.*	21,561	1,891,978
Zebra Technologies Corp. Cl A*	28,892	1,315,453
		128,658,858
MATERIALS (6.8%)
Albemarle Corp.	46,215	2,908,772
AptarGroup, Inc.	36,782	2,211,702
Ashland, Inc.	40,317	3,728,516
Cabot Corp.	33,014	1,410,028
Carpenter Technology Corp.	29,504	1,714,477
Commercial Metals Co.	63,693	1,079,596
Compass Minerals Int’l., Inc.	19,145	1,460,189
Cytec Industries, Inc.	20,538	1,670,972
Domtar Corp.	17,759	1,410,420
Eagle Materials, Inc.	28,076	2,036,914
Greif, Inc. Cl A	17,541	860,035
Intrepid Potash, Inc.	28,817	451,851
Louisiana-Pacific Corp.*	75,624	1,330,226
Martin Marietta Materials, Inc.	27,171	2,667,377
Minerals Technologies, Inc.	18,884	932,303

NewMarket Corp.	6,517	1,876,309
Olin Corp.	44,589	1,028,668
Packaging Corp. of America	51,550	2,942,990
Reliance Steel & Aluminum Co.	41,472	3,038,653
Rock-Tenn Co. Cl A	44,313	4,487,578
Royal Gold, Inc.	37,986	1,848,399
RPM International, Inc.	73,415	2,657,623
Scotts Miracle-Gro Co. Cl A	25,129	1,382,849
Sensient Technologies Corp.	27,165	1,300,932
Silgan Hldgs., Inc.	24,716	1,161,652
Sonoco Products Co.	56,671	2,206,769
Steel Dynamics, Inc.	126,668	2,116,622
Valspar Corp.	44,989	2,853,652
Worthington Industries, Inc.	29,122	1,002,670
		55,778,744
TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	56,362	1,665,497
tw telecom inc*	81,698	2,439,911
		4,105,408
UTILITIES (4.8%)
Alliant Energy Corp.	62,250	3,084,488
Aqua America, Inc.	98,770	2,442,582
Atmos Energy Corp.	50,115	2,134,398
Black Hills Corp.	24,767	1,234,883
Cleco Corp.	33,700	1,511,108
Great Plains Energy, Inc.	85,035	1,887,777
Hawaiian Electric Industries, Inc.	55,529	1,393,778
Idacorp, Inc.	27,754	1,343,294
MDU Resources Group	104,401	2,920,096
National Fuel Gas Co.	46,876	3,223,194
NV Energy, Inc.	133,828	3,159,679
OGE Energy Corp.	109,278	3,943,843
PNM Resources, Inc.	43,672	988,297
Questar Corp.	100,972	2,270,860
UGI Corp.	63,267	2,475,638
Vectren Corp.	45,861	1,529,464
Westar Energy, Inc.	70,972	2,175,292
WGL Hldgs., Inc.	28,974	1,237,480
		38,956,151
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $581,469,083) 96.9%		791,326,681

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	A-1+	0.03	10/24/13	1,500,000	1,499,971
U.S. Treasury Bill (1)	A-1+	0.03	10/31/13	6,000,000	5,999,850
					7,499,821
COMMERCIAL PAPER (1.9%)
Baker Hughes, Inc.†	A-1	0.09	10/04/13	291,000	290,998
General Electric Capital Corp.	A-1+	0.12	10/23/13	1,500,000	1,499,890
General Electric Capital Corp.	A-1+	0.13	10/15/13	2,000,000	1,999,899
New Jersey Natural Gas	A-1	0.05	10/31/13	1,500,000	1,499,938
New Jersey Natural Gas	A-1	0.08	10/04/13	2,500,000	2,499,983
Private Export Funding Corp.†	A-1	0.10	10/16/13	1,500,000	1,499,937
Toyota Motor Credit Corp.	A-1+	0.08	10/07/13	2,000,000	1,999,973
Toyota Motor Credit Corp.	A-1+	0.09	10/22/13	1,500,000	1,499,921
Toyota Motor Credit Corp.	A-1+	0.10	11/19/13	3,000,000	2,999,592
					15,790,131
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,289,952) 2.8%					23,289,952

TEMPORARY CASH INVESTMENTS (2) (Cost: $500,000) 0.1%					500,000

TOTAL INVESTMENTS (Cost: $605,259,035) 99.8%	815,116,633

OTHER NET ASSETS 0.2%	1,209,427

NET ASSETS 100.0%	$816,326,060

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (99.7%)
iShares MSCI EAFE ETF	239,900	15,303,221
iShares MSCI EAFE Growth ETF	131,800	8,979,534
iShares MSCI EAFE Small-Cap ETF	126,900	6,152,112
iShares MSCI EAFE Value ETF	164,500	8,947,155
iShares MSCI Emerging Markets Fund	104,500	6,136,240
Vanguard FTSE Developed Markets ETF	1,895,200	75,012,016
Vanguard FTSE Europe ETF	393,800	21,466,038
Vanguard FTSE Pacific ETF	184,300	11,194,382
		153,190,698
TOTAL COMMON STOCKS (Cost: $132,526,578) 99.7%		153,190,698

	Rating	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	A-1+	0.00	10/17/13	500,000	499,999
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $499,999) 0.3%					499,999

TOTAL INVESTMENTS (Cost: $133,026,577) 100.0%					153,690,697

OTHER NET ASSETS 0.0% (3)					11,530

NET ASSETS 100.0%					$153,702,227

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  —  COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.7%)
Abercrombie & Fitch Co. Cl A	5,403	191,104
Amazon.com, Inc.*	4,870	1,522,557
AutoZone, Inc.*	1,298	548,704
Discovery Communications, Inc. Cl A*	7,578	639,735
Disney (Walt) Co.	22,501	1,451,089
Dollar Tree, Inc.*	5,510	314,952
Ford Motor Co.	55,017	928,137
Johnson Controls, Inc.	8,207	340,591
Macy’s, Inc.	15,533	672,113
Starbucks Corp.	33,235	2,558,098
Target Corp.	15,441	987,915
Time Warner Cable, Inc.	8,416	939,226
Time Warner, Inc.	14,168	932,396
TJX Cos., Inc.	10,865	612,677
Urban Outfitters, Inc.*	10,142	372,921
Viacom, Inc. Cl B	10,114	845,328
		13,857,543
CONSUMER STAPLES (5.8%)
Coca-Cola Co.	15,152	573,958
ConAgra Foods, Inc.	27,050	820,697
Constellation Brands, Inc. Cl A*	12,736	731,046
Estee Lauder Cos., Inc. Cl A	11,355	793,715
J.M. Smucker Co.	4,740	497,890
Mondelez International, Inc. Cl A	17,600	552,992
PepsiCo, Inc.	15,449	1,228,196
Philip Morris Int’l., Inc.	16,708	1,446,746
Proctor & Gamble Co.	24,051	1,818,015
Wal-Mart Stores, Inc.	27,646	2,044,698
		10,507,953
ENERGY (7.0%)
Anadarko Petroleum Corp.	10,853	1,009,220
Apache Corp.	7,426	632,250
Chevron Corp.	9,904	1,203,336
EOG Resources, Inc.	5,317	900,062
Exxon Mobil Corp.	40,083	3,448,741
Halliburton Co.	24,691	1,188,872
Hess Corp.	7,184	555,611
National Oilwell Varco, Inc.	11,107	867,568
Noble Energy, Inc.	19,018	1,274,396
Occidental Petroleum Corp.	11,694	1,093,857
Range Resources Corp.	6,239	473,478
		12,647,391
FINANCIALS (9.3%)
American Int’l. Group, Inc.	22,626	1,100,302
Aon PLC	7,232	538,350
Bank of America Corp.	82,736	1,141,757
Berkshire Hathaway, Inc. Cl B*	9,336	1,059,729
Capital One Financial Corp.	22,444	1,542,801
Citigroup, Inc.	21,786	1,056,839
Comerica, Inc.	15,680	616,381
Franklin Resources, Inc.	8,652	437,359
Goldman Sachs Group, Inc.	7,722	1,221,698
JPMorgan Chase & Co.	49,605	2,564,082
MetLife, Inc.	22,539	1,058,206
PNC Financial Svcs. Grp., Inc.	10,059	728,775
Simon Property Group, Inc.	8,036	1,191,176
Wells Fargo & Co.	48,370	1,998,648
Zions Bancorporation	21,481	589,009
		16,845,112

HEALTH CARE (8.2%)
Abbott Laboratories	6,315	209,595
AmerisourceBergen Corp.	3,442	210,306
Biogen Idec, Inc.*	3,346	805,583
Celgene Corp.*	6,362	979,303
Cerner Corp.*	6,176	324,549
Covidien PLC	13,739	837,255
Express Scripts Hldg. Co.*	7,907	488,494
Forest Laboratories, Inc.*	25,124	1,075,056
Gilead Sciences, Inc.*	22,523	1,415,345
Humana, Inc.	2,208	206,073
Intuitive Surgical, Inc.*	937	352,565
McKesson Corp.	6,392	820,094
Merck & Co., Inc.	34,517	1,643,354
Mylan, Inc.*	33,656	1,284,650
Pfizer, Inc.	78,146	2,243,572
Quest Diagnostics, Inc.	2,260	139,645
St. Jude Medical, Inc.	8,482	454,974
Stryker Corp.	10,872	734,838
UnitedHealth Group, Inc.	9,717	695,834
		14,921,085
INDUSTRIALS (6.5%)
Boeing Co.	16,583	1,948,503
Caterpillar, Inc.	12,073	1,006,526
Cummins, Inc.	8,422	1,119,031
Expeditors Int’l. of Wash.	15,471	681,652
FedEx Corp.	8,435	962,518
General Electric Co.	97,531	2,330,016
Precision Castparts Corp.	6,612	1,502,511
Roper Industries, Inc.	8,721	1,158,759
Union Pacific Corp.	5,900	916,506
		11,626,022
INFORMATION TECHNOLOGY (10.8%)
Altera Corp.	6,335	235,409
Analog Devices, Inc.	11,778	554,155
Apple, Inc.	8,484	4,044,742
Automatic Data Processing, Inc.	10,066	728,577
Broadcom Corp. Cl A	20,976	545,586
Cisco Systems, Inc.	44,636	1,045,375
F5 Networks, Inc.*	3,002	257,452
Google, Inc. Cl A*	2,249	1,969,922
Int’l. Business Machines Corp.	8,474	1,569,215
KLA-Tencor Corp.	6,551	398,628
MasterCard, Inc. Cl A	1,268	853,085
Microsoft Corp.	51,217	1,706,038
NetApp, Inc.	2,737	116,651
Oracle Corp.	31,898	1,058,057
QUALCOMM, Inc.	18,237	1,228,444
Salesforce.com, inc.*	28,325	1,470,351
Teradata Corp.*	9,398	521,025
Texas Instruments, Inc.	14,843	597,728
Yahoo!, Inc.*	17,522	581,030
		19,481,470
MATERIALS (2.1%)
Ball Corp.	13,346	598,968
CF Industries Hldgs., Inc.	2,426	511,474
Dow Chemical Co.	17,959	689,626
Eastman Chemical Co.	14,142	1,101,662
FMC Corp.	4,151	297,710
Freeport-McMoRan Copper & Gold, Inc.	18,319	605,993
		3,805,433

TELECOMMUNICATION SERVICES (1.3%)
AT&T, Inc.	50,090	1,694,044
Verizon Communications, Inc.	14,511	677,083
		2,371,127
UTILITIES (1.7%)
Ameren Corp.	5,174	180,262
Dominion Resources, Inc.	15,344	958,693
Edison International	8,874	408,736
PPL Corp.	9,845	299,091
Public Svc. Enterprise Group, Inc.	17,293	569,458
Sempra Energy	8,072	690,963
		3,107,203
TOTAL COMMON STOCKS (Cost: $78,006,114) 60.4%		109,170,339

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.1%)
U.S. Treasury Strip	AA+	0.00	08/15/21	300,000	249,436
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	5,788,785
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,134,775
					9,172,996
U.S. GOVERNMENT AGENCIES (12.2%)
MORTGAGE-BACKED OBLIGATIONS (12.2%)
FHARM	AA+	0.71	04/01/37	94,892	100,675
FHARM	AA+	0.71	09/01/39	61,404	65,607
FHARM	AA+	5.24	02/01/36	56,204	59,758
FHARM	AA+	5.43	05/01/37	43,414	46,434
FHARM	AA+	5.77	03/01/37	26,857	28,034
FHLMC	AA+	2.50	09/01/27	452,544	455,960
FHLMC	AA+	3.00	06/01/27	233,264	241,550
FHLMC	AA+	3.00	08/01/27	437,555	453,097
FHLMC	AA+	3.50	01/01/43	492,638	500,394
FHLMC	AA+	4.00	02/01/25	104,040	110,220
FHLMC	AA+	4.00	03/01/41	332,381	347,587
FHLMC	AA+	4.00	07/01/41	306,223	320,178
FHLMC	AA+	4.50	08/01/34	95,408	101,748
FHLMC	AA+	4.50	08/15/35	90,321	101,698
FHLMC	AA+	5.00	02/01/26	52,495	56,842
FHLMC	AA+	5.00	10/01/40	543,798	588,971
FHLMC	AA+	5.50	01/15/32	21,849	22,144
FHLMC	AA+	5.50	07/01/32	99,918	108,661
FHLMC	AA+	5.50	05/01/33	144,231	157,531
FHLMC	AA+	5.50	06/01/37	181,230	195,982
FHLMC	AA+	6.00	03/15/32	90,986	100,882
FHLMC Strip	AA+	3.00	01/15/43	481,645	482,025
FNMA	AA+	2.42	05/01/43	475,904	464,626
FNMA	AA+	3.00	06/01/33	491,839	484,271
FNMA	AA+	3.00	12/01/42	464,115	447,974
FNMA	AA+	3.50	10/01/41	233,716	239,569
FNMA	AA+	3.50	12/01/41	443,055	454,151
FNMA	AA+	3.50	04/01/42	473,244	486,069
FNMA	AA+	3.50	04/01/42	566,287	576,888
FNMA	AA+	3.50	08/01/42	488,974	498,139
FNMA	AA+	3.50	10/01/42	381,156	388,300
FNMA	AA+	4.00	05/01/19	67,202	71,357
FNMA	AA+	4.00	07/25/26	495,016	528,169
FNMA	AA+	4.00	06/01/39	144,513	151,655
FNMA	AA+	4.00	11/01/40	348,357	365,521
FNMA	AA+	4.00	05/01/41	281,671	296,570
FNMA	AA+	4.00	08/01/42	408,387	428,631

FNMA	AA+	4.50	05/01/18	70,774	75,221
FNMA	AA+	4.50	05/01/30	160,638	172,925
FNMA	AA+	4.50	04/01/31	198,220	213,335
FNMA	AA+	4.50	08/01/33	77,102	82,535
FNMA	AA+	4.50	09/01/33	155,930	166,916
FNMA	AA+	4.50	06/01/34	128,229	137,154
FNMA	AA+	4.50	08/01/35	130,402	139,164
FNMA	AA+	4.50	12/01/35	104,460	111,478
FNMA	AA+	4.50	05/01/39	224,657	239,812
FNMA	AA+	4.50	05/01/39	138,478	147,819
FNMA	AA+	4.50	05/01/40	178,040	191,126
FNMA	AA+	5.00	04/01/18	160,050	170,354
FNMA	AA+	5.00	06/01/33	178,328	193,578
FNMA	AA+	5.00	10/01/33	165,305	179,442
FNMA	AA+	5.00	11/01/33	111,289	120,807
FNMA	AA+	5.00	11/01/33	406,159	440,892
FNMA	AA+	5.00	03/01/34	56,636	61,479
FNMA	AA+	5.00	04/01/34	89,060	96,672
FNMA	AA+	5.00	09/01/35	78,000	84,507
FNMA	AA+	5.00	11/25/35	233,255	252,784
FNMA	AA+	5.00	05/01/39	212,442	228,988
FNMA	AA+	5.00	06/01/40	111,305	121,184
FNMA	AA+	5.50	04/01/17	9,715	10,263
FNMA	AA+	5.50	05/01/17	3,622	3,827
FNMA	AA+	5.50	06/01/17	3,685	3,893
FNMA	AA+	5.50	03/01/34	46,566	50,872
FNMA	AA+	5.50	05/01/34	408,147	444,971
FNMA	AA+	5.50	07/01/34	102,616	111,875
FNMA	AA+	5.50	09/01/34	191,627	209,374
FNMA	AA+	5.50	09/01/34	64,652	70,485
FNMA	AA+	5.50	10/01/34	58,972	64,292
FNMA	AA+	5.50	02/01/35	144,694	157,749
FNMA	AA+	5.50	02/01/35	91,060	99,244
FNMA	AA+	5.50	08/01/35	62,220	67,812
FNMA	AA+	5.50	08/01/37	33,667	36,629
FNMA	AA+	5.50	11/01/38	51,544	54,517
FNMA	AA+	5.50	06/01/48	67,866	71,685
FNMA	AA+	6.00	03/01/17	4,605	4,910
FNMA	AA+	6.00	05/01/23	45,377	50,228
FNMA	AA+	6.00	04/01/32	26,483	29,316
FNMA	AA+	6.00	04/01/32	25,032	27,709
FNMA	AA+	6.00	05/01/32	30,346	33,592
FNMA	AA+	6.00	04/01/33	167,122	184,997
FNMA	AA+	6.00	05/01/33	89,522	99,092
FNMA	AA+	6.00	06/01/34	64,424	71,313
FNMA	AA+	6.00	09/01/34	33,087	36,625
FNMA	AA+	6.00	10/01/34	77,550	85,842
FNMA	AA+	6.00	11/01/34	67,329	74,528
FNMA	AA+	6.00	12/01/36	107,370	117,373
FNMA	AA+	6.00	01/01/37	104,528	114,266
FNMA	AA+	6.00	04/01/37	46,302	49,763
FNMA	AA+	6.00	05/01/37	32,417	34,791
FNMA	AA+	6.00	06/01/37	65,633	70,469
FNMA	AA+	6.00	10/25/44	141,043	161,003
FNMA	AA+	6.00	02/25/47	136,453	153,890
FNMA	AA+	6.00	12/25/49	109,536	125,705
FNMA	AA+	6.50	09/01/16	4,140	4,382
FNMA	AA+	6.50	03/01/17	12,059	12,949
FNMA	AA+	6.50	05/01/17	2,619	2,812
FNMA	AA+	6.50	06/01/17	15,803	16,970
FNMA	AA+	6.50	05/01/32	20,567	23,654
FNMA	AA+	6.50	05/01/32	27,601	31,744
FNMA	AA+	6.50	07/01/32	9,789	11,258
FNMA	AA+	6.50	07/01/34	63,669	73,326

FNMA	AA+	6.50	05/01/37	76,253	87,704
FNMA	AA+	6.50	09/01/37	40,240	46,283
FNMA	AA+	7.00	09/01/31	18,822	21,953
FNMA	AA+	7.00	04/01/32	17,151	19,992
FNMA	AA+	7.50	06/01/31	11,728	13,291
FNMA	AA+	7.50	02/01/32	8,895	10,092
FNMA	AA+	7.50	06/01/32	10,688	12,131
FNMA	AA+	8.00	04/01/32	1,701	1,975
FNMA Strip	AA+	3.00	08/25/42	428,206	427,454
GNMA (4)	AA+	3.50	09/20/33	229,724	240,907
GNMA (4)	AA+	3.50	01/20/37	174,605	182,896
GNMA (4)	AA+	4.00	08/15/41	334,703	353,651
GNMA (4)	AA+	4.00	01/15/42	423,291	447,513
GNMA (4)	AA+	4.00	03/20/42	303,971	322,532
GNMA (4)	AA+	4.00	08/20/42	317,716	337,117
GNMA (4)	AA+	4.50	04/20/31	329,117	358,058
GNMA (4)	AA+	4.50	10/15/40	324,318	350,967
GNMA (4)	AA+	5.00	10/15/24	308,632	335,662
GNMA (4)	AA+	5.00	04/15/39	252,503	275,508
GNMA (4)	AA+	5.00	06/20/39	247,244	271,149
GNMA (4)	AA+	5.00	11/15/39	201,340	219,684
GNMA (4)	AA+	6.50	04/15/31	4,270	4,930
GNMA (4)	AA+	6.50	10/15/31	6,723	7,763
GNMA (4)	AA+	6.50	12/15/31	5,989	6,915
GNMA (4)	AA+	6.50	05/15/32	8,545	9,878
GNMA (4)	AA+	7.00	05/15/31	5,502	6,426
GNMA (4)	AA+	7.00	05/15/32	2,664	3,107
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	292,220	329,658
					22,021,231
CORPORATE DEBT (18.4%)
CONSUMER DISCRETIONARY (2.8%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	250,000	265,898
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	255,476
Darden Restaurants, Inc.	BBB	4.50	10/15/21	300,000	302,670
Dollar General Corp.	BBB-	3.25	04/15/23	300,000	273,210
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	500,000	520,000
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	261,321
Home Depot, Inc.	A-	5.40	03/01/16	500,000	554,636
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	106,270
Kohl’s Corp.	BBB+	4.00	11/01/21	100,000	100,353
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	292,360
NVR, Inc.	BBB	3.95	09/15/22	300,000	290,587
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	295,151
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	95,911
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	261,466
Staples, Inc.	BBB	4.38	01/12/23	275,000	264,975
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	355,079
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	281,007
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	300,000	301,500
					5,077,870
CONSUMER STAPLES (1.2%)
Avon Products, Inc.	BBB-	4.20	07/15/18	150,000	155,656
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	284,484
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	225,000	231,273
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	264,801
Kroger Co.	BBB	4.95	01/15/15	500,000	526,272
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	397,435
Sysco Corp.	A	2.60	06/12/22	300,000	283,860
					2,143,781
ENERGY (2.8%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	322,139
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	536,175

Enbridge, Inc.	A-	5.80	06/15/14	100,000	103,555
Energen Corp.	BBB	4.63	09/01/21	250,000	247,669
EQT Corp.	BBB	4.88	11/15/21	210,000	216,777
Kinder Morgan, Inc.	BB	5.15	03/01/15	500,000	521,622
Murphy Oil Corp.	BBB	2.50	12/01/17	200,000	198,513
National Oilwell Varco, Inc.	A-	6.13	08/15/15	250,000	250,302
Noble Corp.	BBB+	7.50	03/15/19	800,000	929,939
Rowan Companies PLC	BBB-	4.88	06/01/22	300,000	309,557
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	262,235
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	517,163
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	541,647
					4,957,293
FINANCIALS (4.2%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	307,780
Alleghany Corp.	BBB	5.63	09/15/20	300,000	330,091
Bank of America Corp.	A-	3.70	09/01/15	250,000	261,362
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	250,000	232,285
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	302,524
Block Financial LLC	BBB	5.13	10/30/14	250,000	260,572
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	511,798
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	317,430
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	282,725
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	557,414
HCP, Inc.	BBB+	5.65	12/15/13	250,000	252,448
Health Care REIT, Inc.	BBB	6.13	04/15/20	250,000	283,852
Healthcare Realty Trust	BBB-	3.75	04/15/23	250,000	232,512
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	249,680
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	249,678
Morgan Stanley	A-	4.00	07/24/15	250,000	260,764
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	238,605
Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	111,906
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	300,000	307,298
ProLogis LP	BBB	6.63	05/15/18	150,000	175,392
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	266,850
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	264,438
Reckson Operating Partnership	BBB-	6.00	03/31/16	100,000	108,606
Regency Centers LP	BBB	4.95	04/15/14	250,000	255,128
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	259,403
Ventas Realty LP/Capital Corp.	BBB	4.00	04/30/19	100,000	104,891
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	200,000	210,622
Zions Bancorporation	BB+	5.65	05/15/14	397,000	408,881
					7,604,935
HEALTH CARE (1.9%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	312,288
Allergan, Inc.	A+	5.75	04/01/16	250,000	278,895
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	207,079
CIGNA Corp.	A-	2.75	11/15/16	250,000	259,682
Hospira, Inc.	BBB-	6.05	03/30/17	300,000	329,100
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	544,178
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	259,449
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	309,700
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	266,599
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	325,000	319,796
WellPoint, Inc.	A-	4.35	08/15/20	250,000	265,573
					3,352,339
INDUSTRIALS (1.5%)
CSX Corp.	BBB	6.25	04/01/15	250,000	270,104
Donnelley (R.R.) & Sons Co.	BB	4.95	04/01/14	500,000	507,500
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	250,000	252,132
Equifax, Inc.	BBB+	3.30	12/15/22	300,000	281,369
Harsco Corp.	BBB-	5.75	05/15/18	250,000	266,208

L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	261,828
Pentair Ltd.	BBB	5.00	05/15/21	250,000	262,282
Pitney Bowes, Inc.	BBB	5.25	01/15/37	250,000	262,969
URS Corp.†	BBB-	5.50	04/01/22	300,000	301,848
					2,666,240
INFORMATION TECHNOLOGY (0.8%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	296,653
Fiserv, Inc.	BBB-	4.75	06/15/21	360,000	374,640
Ingram Micro, Inc.	BBB-	5.00	08/10/22	200,000	198,615
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	106,193
Tech Data Corp.	BBB-	3.75	09/21/17	100,000	102,447
Western Union Co.	BBB+	5.93	10/01/16	300,000	334,067
					1,412,615
MATERIALS (1.5%)
Alcoa, Inc.	BBB-	6.75	07/15/18	250,000	273,836
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	100,000	91,970
Geon Co.	BB+	7.50	12/15/15	1,000,000	1,102,499
Methanex Corp.	BBB-	3.25	12/15/19	250,000	245,719
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	240,381
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	91,077
Teck Resources Ltd.	BBB	4.75	01/15/22	300,000	301,056
Vulcan Materials Co.	BB	7.00	06/15/18	250,000	281,875
					2,628,413
TELECOMMUNICATION SERVICES (0.6%)
American Tower Corp.	BBB-	4.50	01/15/18	250,000	264,035
CenturyLink, Inc.	BB	5.00	02/15/15	500,000	520,000
Verizon Communications, Inc.	BBB+	4.50	09/15/20	325,000	345,626
					1,129,661
UTILITIES (1.1%)
AmerenEnergy Generating Co.	CCC+	6.30	04/01/20	250,000	191,250
Constellation Energy	BBB-	5.15	12/01/20	340,000	368,142
Entergy Corp.	BBB-	5.13	09/15/20	250,000	260,029
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	264,134
Progress Energy, Inc.	A	5.25	12/15/15	500,000	549,985
SCANA Corp.	BBB	4.13	02/01/22	300,000	292,910
					1,926,450
TOTAL LONG-TERM DEBT SECURITIES (Cost: $62,603,628) 35.7%					64,093,824

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill	A-1+	0.00	10/17/13	1,000,000	999,998
COMMERCIAL PAPER (2.5%)
General Electric Capital Corp.	A-1+	0.10	12/19/13	1,000,000	999,781
Toyota Motor Credit Corp.	A-1+	0.10	11/19/13	1,500,000	1,499,796
Toyota Motor Credit Corp.	A-1+	0.10	11/25/13	2,000,000	1,999,694
					4,499,271
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,499,269) 3.0%					5,499,269

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,392,800) 0.8%					1,392,800

TOTAL INVESTMENTS (Cost: $147,501,811) 99.9%					180,156,232

OTHER NET ASSETS 0.1%					184,748

NET ASSETS 100.0%					$180,340,980

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.5%)	7,025,762	9,868,660
Equity Index Fund (22.7%)	2,808,647	7,848,031
Mid-Cap Equity Index Fund (5.9%)	1,053,017	2,023,096
Mid-Term Bond Fund (38.1%)	12,539,348	13,214,593
Money Market Fund (4.8%)	1,382,454	1,657,640
TOTAL INVESTMENTS (Cost: $33,155,737) 100.0%		34,612,020

OTHER NET ASSETS -0.0% (3)		(149)

NET ASSETS 100.0%		$34,611,871

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.1%)	3,764,287	5,287,465
Equity Index Fund (27.7%)	2,267,111	6,334,849
International Fund (3.2%)	932,078	738,552
Mid-Cap Equity Index Fund (12.6%)	1,498,463	2,878,903
Mid-Term Bond Fund (28.7%)	6,248,383	6,584,859
Money Market Fund (4.7%)	888,220	1,065,025
TOTAL INVESTMENTS (Cost: $20,857,787) 100.0%		22,889,653

OTHER NET ASSETS -0.0% (3)		(93)

NET ASSETS 100.0%		$22,889,560

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.7%)	20,254,442	28,450,179
Equity Index Fund (30.4%)	13,673,850	38,208,004
International Fund (6.3%)	10,036,758	7,952,836
Mid-Cap Equity Index Fund (12.3%)	8,062,610	15,490,193
Mid-Term Bond Fund (23.7%)	28,199,529	29,718,074
Small Cap Growth Fund (2.4%)	2,048,251	3,001,300
Small Cap Value Fund (2.2%)	1,736,581	2,744,187
TOTAL INVESTMENTS (Cost: $110,016,587) 100.0%		125,564,773

OTHER NET ASSETS -0.0% (3)		(526)

NET ASSETS 100.0%		$125,564,247

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.5%)	35,062,189	49,249,718
Equity Index Fund (35.0%)	27,435,449	76,661,202
International Fund (9.3%)	25,765,659	20,415,961
Mid-Cap Equity Index Fund (12.0%)	13,703,838	26,328,333
Mid-Term Bond Fund (14.5%)	30,028,451	31,645,484
Small Cap Growth Fund (3.5%)	5,209,535	7,633,527
Small Cap Value Fund (3.2%)	4,439,523	7,015,440
TOTAL INVESTMENTS (Cost: $187,068,585) 100.0%		218,949,665

OTHER NET ASSETS -0.0% (3)		(899)

NET ASSETS 100.0%		$218,948,766

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.4%)	31,980,962	44,921,707
Equity Index Fund (38.5%)	30,385,020	84,903,009
International Fund (9.2%)	25,496,693	20,202,840
Mid-Cap Equity Index Fund (16.1%)	18,454,816	35,456,094
Mid-Term Bond Fund (7.1%)	14,883,650	15,685,134
Small Cap Growth Fund (4.5%)	6,855,547	10,045,426
Small Cap Value Fund (4.2%)	5,848,945	9,242,644
TOTAL INVESTMENTS (Cost: $183,266,627) 100.0%		220,456,854

OTHER NET ASSETS -0.0% (3)		(913)

NET ASSETS 100.0%		$220,455,941

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.1%)	26,245,617	36,865,617
Equity Index Fund (41.1%)	26,962,690	75,340,201
International Fund (10.0%)	23,237,870	18,413,014
Mid-Cap Equity Index Fund (18.0%)	17,166,176	32,980,310
Small Cap Growth Fund (5.6%)	7,032,443	10,304,632
Small Cap Value Fund (5.2%)	5,999,704	9,480,876
TOTAL INVESTMENTS (Cost: $148,916,600) 100.0%		183,384,650

OTHER NET ASSETS -0.0% (3)		(749)

NET ASSETS 100.0%		$183,383,901

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (13.8%)	14,529,751	20,409,054
Equity Index Fund (40.6%)	21,483,594	60,030,296
International Fund (11.9%)	22,210,661	17,599,084
Mid-Cap Equity Index Fund (20.9%)	16,093,764	30,919,951
Small Cap Growth Fund (6.7%)	6,727,581	9,857,917
Small Cap Value Fund (6.1%)	5,737,143	9,065,971
TOTAL INVESTMENTS (Cost: $117,974,269) 100.0%		147,882,273

OTHER NET ASSETS -0.0% (3)		(607)

NET ASSETS 100.0%		$147,881,666

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.3%)	9,432,894	13,249,811
Equity Index Fund (35.2%)	16,296,143	45,535,319
International Fund (13.8%)	22,458,910	17,795,789
Mid-Cap Equity Index Fund (23.8%)	16,046,744	30,829,615
Small Cap Growth Fund (8.8%)	7,780,222	11,400,352
Small Cap Value Fund (8.1%)	6,630,827	10,478,192
TOTAL INVESTMENTS (Cost: $101,529,044) 100.0%		129,289,078

OTHER NET ASSETS -0.0% (3)		(526)

NET ASSETS 100.0%		$129,288,552

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.5%)	10,036,630	14,097,842
Equity Index Fund (35.1%)	20,783,361	58,073,676
International Fund (15.7%)	32,750,883	25,950,850
Mid-Cap Equity Index Fund (21.7%)	18,681,710	35,892,012
Small Cap Growth Fund (9.9%)	11,158,576	16,350,651
Small Cap Value Fund (9.1%)	9,512,679	15,032,163
TOTAL INVESTMENTS (Cost: $130,096,311) 100.0%		165,397,194

OTHER NET ASSETS -0.0% (3)		(628)

NET ASSETS 100.0%		$165,396,566

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.4%)	710,583	998,113
Equity Index Fund (34.7%)	1,684,918	4,708,065
International Fund (17.1%)	2,921,990	2,315,300
Mid-Cap Equity Index Fund (20.2%)	1,426,687	2,741,005
Small Cap Growth Fund (10.6%)	979,280	1,434,937
Small Cap Value Fund (10.0%)	859,995	1,358,985
TOTAL INVESTMENTS (Cost: $12,594,950) 100.0%		13,556,405

OTHER NET ASSETS -0.0% (3)		(42)

NET ASSETS 100.0%		$13,556,363

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.7%)	19,177,530	26,937,507
Equity Index Fund (28.2%)	9,433,354	26,359,045
Mid-Term Bond Fund (43.1%)	38,291,564	40,353,565
TOTAL INVESTMENTS (Cost: $87,121,182) 100.0%		93,650,117
OTHER NET ASSETS		—

NET ASSETS 100.0%		$93,650,117

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.4%)	51,371,890	72,158,960
Equity Index Fund (37.4%)	35,234,002	98,452,222
Mid-Cap Equity Index Fund (17.0%)	23,248,523	44,665,945
Mid-Term Bond Fund (18.2%)	45,578,480	48,032,881
TOTAL INVESTMENTS (Cost: $217,223,198) 100.0%		263,310,008
OTHER NET ASSETS		—

NET ASSETS 100.0%		$263,310,008

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.8%)	34,039,812	47,813,647
Equity Index Fund (45.9%)	36,132,750	100,963,541
Mid-Cap Equity Index Fund (21.7%)	24,780,780	47,609,776
Small Cap Growth Fund (5.4%)	8,042,210	11,784,242
Small Cap Value Fund (5.2%)	7,192,118	11,365,158
TOTAL INVESTMENTS (Cost: $168,485,913) 100.0%		219,536,364
OTHER NET ASSETS		—

NET ASSETS 100.0%		$219,536,364

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (14.7%)
U.S. Treasury Bill	A-1+	0.05	10/24/13	5,000,000	4,999,833
U.S. Treasury Bill	A-1+	0.05	10/31/13	5,000,000	4,999,771
U.S. Treasury Bill	A-1+	0.05	11/07/13	2,500,000	2,499,879
					12,499,483
U.S. GOVERNMENT AGENCIES (0.9%)
FHLB	A-1+	0.07	10/23/13	400,000	399,983
FHLB	A-1+	0.07	10/30/13	328,000	327,982
					727,965
COMMERCIAL PAPER (84.4%)
Abbott Laboratories†	A-1+	0.06	11/22/13	3,400,000	3,399,705
Air Products & Chemicals†	A-1	0.07	11/12/13	3,400,000	3,399,722
Baker Hughes, Inc.†	A-1	0.07	10/16/13	3,100,000	3,099,910
Baker Hughes, Inc.†	A-1	0.09	10/04/13	250,000	249,998
Bristol-Myers Squibb Co.†	A-1+	0.06	10/10/13	2,500,000	2,499,963
Chevron Corp.†	A-1+	0.05	11/05/13	3,300,000	3,299,840
Coca-Cola Co.†	A-1+	0.11	10/08/13	3,450,000	3,449,926
Danaher Corp.†	A-1	0.09	10/01/13	1,570,000	1,570,000
Disney (Walt) Co.†	A-1	0.06	11/15/13	1,500,000	1,499,888
Du Pont (EI) de Nemours & Co.†	A-1	0.07	11/15/13	3,400,000	3,399,702
Emerson Electric Co.†	A-1	0.08	12/02/13	3,300,000	3,299,545
General Electric Capital Corp.	A-1+	0.10	12/24/13	800,000	799,820
General Electric Capital Corp.	A-1+	0.10	12/26/13	1,000,000	999,769
General Electric Capital Corp.	A-1+	0.12	10/07/13	1,600,000	1,599,968
Honeywell International†	A-1	0.09	12/30/13	3,300,000	3,299,312
Illinois Tool Works, Inc.†	A-1	0.05	10/07/13	3,300,000	3,299,973
Microsoft Corp.†	A-1+	0.07	12/04/13	3,400,000	3,399,544
National Oilwell Varco, Inc.†	A-1	0.10	10/28/13	3,400,000	3,399,745
National Rural Utilities	A-1	0.08	10/03/13	3,350,000	3,349,985
Nestle Capital Corp.†	A-1+	0.05	11/25/13	1,000,000	999,924
New Jersey Natural Gas	A-1	0.05	10/24/13	300,000	299,990
New Jersey Natural Gas	A-1	0.08	10/04/13	2,500,000	2,499,983
New Jersey Natural Gas	A-1	0.10	10/16/13	550,000	549,977
Praxair, Inc.	A-1	0.06	10/09/13	700,000	699,991
Precision Castparts Corp.†	A-1	0.07	11/22/13	3,000,000	2,999,697
Precision Castparts Corp.†	A-1	0.08	10/16/13	400,000	399,987
Private Export Funding Corp.†	A-1	0.10	10/16/13	1,650,000	1,649,931
Private Export Funding Corp.†	A-1	0.12	01/08/14	1,800,000	1,799,386
Procter & Gamble Co.†	A-1+	0.09	10/31/13	3,400,000	3,399,745
Toyota Motor Credit Corp.	A-1+	0.10	11/12/13	1,000,000	999,883
Toyota Motor Credit Corp.	A-1+	0.12	11/29/13	2,400,000	2,399,528
Unilever Capital Corp.†	A-1	0.10	10/24/13	250,000	249,984
Wal-Mart Stores, Inc.†	A-1+	0.06	11/13/13	1,877,000	1,876,865
Washington Gas Light Co.	A-1	0.07	10/04/13	1,000,000	999,994
Washington Gas Light Co.	A-1	0.09	10/09/13	900,000	899,982
					72,041,162
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $85,268,593) 100.0%					85,268,610

TEMPORARY CASH INVESTMENTS (2) (Cost: $19,500) 0.0% (3)					19,500

TOTAL INVESTMENTS (Cost: $85,288,093) 100.0%					85,288,110

OTHER NET ASSETS 0.0% (3)					(1,040)

NET ASSETS 100.0%					$85,287,070

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (34.9%)
U.S. Treasury Note	AA+	0.63	11/30/17	5,000,000	4,898,045
U.S. Treasury Note	AA+	0.88	07/31/19	5,000,000	4,773,440
U.S. Treasury Note	AA+	1.00	10/31/16	5,000,000	5,046,485
U.S. Treasury Note	AA+	1.00	08/31/19	4,500,000	4,318,241
U.S. Treasury Note	AA+	1.13	12/31/19	6,000,000	5,752,500
U.S. Treasury Note	AA+	1.88	10/31/17	5,000,000	5,156,250
U.S. Treasury Note	AA+	2.25	11/30/17	3,500,000	3,660,507
U.S. Treasury Note	AA+	3.00	02/28/17	16,500,000	17,711,722
U.S. Treasury Note	AA+	3.13	05/15/19	3,000,000	3,250,548
U.S. Treasury Note	AA+	3.25	05/31/16	4,000,000	4,287,500
U.S. Treasury Note	AA+	3.25	07/31/16	5,000,000	5,374,610
U.S. Treasury Strip	AA+	0.00	08/15/17	15,000,000	14,411,367
U.S. Treasury Strip	AA+	0.00	11/15/17	5,000,000	4,771,590
U.S. Treasury Strip	AA+	0.00	08/15/18	55,000,000	51,409,265
					134,822,070
U.S. GOVERNMENT AGENCIES (9.6%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (3)
FHLMC	AA+	6.50	04/01/14	1,590	1,598
FHLMC	AA+	7.00	02/01/14	465	468
FHLMC	AA+	7.50	03/15/21	6,751	7,644
FHLMC	AA+	8.00	09/01/18	1,033	1,048
FHLMC	AA+	8.50	09/01/17	958	973
					11,731
NON-MORTGAGE-BACKED OBLIGATIONS (9.6%)
FFCB	AA+	4.95	10/10/14	12,500,000	13,110,863
FHLB	AA+	1.38	05/28/14	14,000,000	14,114,870
FNMA	AA+	1.25	02/27/14	9,000,000	9,042,687
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	738,711
					37,007,131
CORPORATE DEBT (54.0%)
CONSUMER DISCRETIONARY (5.8%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	492,591
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,595,385
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	715,334
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,016,068
Darden Restaurants, Inc.	BBB	4.50	10/15/21	1,750,000	1,765,575
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	500,000	520,000
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,090,566
Home Depot, Inc.	A-	5.40	03/01/16	250,000	277,318
Hyatt Hotels Corp.	BBB	3.88	08/15/16	1,525,000	1,620,622
Kohl’s Corp.	BBB+	3.25	02/01/23	700,000	645,650
Kohl’s Corp.	BBB+	4.00	11/01/21	1,000,000	1,003,534
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,214,952
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	797,392
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	500,000	532,638
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	1,918,220
Staples, Inc.	BBB	2.75	01/12/18	1,750,000	1,760,376
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,029,024
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	562,014
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	2,000,000	2,010,000
					22,567,259
CONSUMER STAPLES (3.4%)
Avon Products, Inc.	BBB-	6.50	03/01/19	1,800,000	2,017,894
Clorox Co.	BBB+	5.00	01/15/15	300,000	315,954
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	568,968
Dr. Pepper Snapple Group, Inc.	BBB	2.60	01/15/19	150,000	151,257
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	2,000,000	2,055,756
Flowers Foods, Inc.	BBB-	4.38	04/01/22	1,500,000	1,485,083

Hershey Co.	A	4.85	08/15/15	500,000	537,202
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	291,281
Kroger Co.	BBB	4.95	01/15/15	500,000	526,272
Mead Johnson Nutrition Co.	BBB-	4.90	11/01/19	2,000,000	2,213,204
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	397,435
Mondelez International, Inc.	BBB-	5.25	10/01/13	500,000	500,000
Safeway, Inc.	BBB	3.95	08/15/20	2,000,000	1,962,498
					13,022,804
ENERGY (4.1%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	536,175
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,102,861
Energen Corp.	BBB	4.63	09/01/21	2,000,000	1,981,354
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,290,339
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	260,811
Marathon Petroleum Corp.	BBB	3.50	03/01/16	1,500,000	1,575,369
Murphy Oil Corp.	BBB	2.50	12/01/17	2,000,000	1,985,128
National Oilwell Varco, Inc.	A-	6.13	08/15/15	1,000,000	1,001,206
Rowan Companies PLC	BBB-	4.88	06/01/22	2,000,000	2,063,716
SESI LLC	BBB-	7.13	12/15/21	2,000,000	2,185,000
Sunoco, Inc.	BBB-	4.88	10/15/14	500,000	517,163
Sunoco, Inc.	BBB-	5.75	01/15/17	290,000	312,206
Sunoco, Inc.	BBB-	9.63	04/15/15	500,000	559,110
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	500,000	541,647
					15,912,085
FINANCIALS (15.5%)
Aflac, Inc.	A-	2.65	02/15/17	1,500,000	1,554,428
Alleghany Corp.	BBB	4.95	06/27/22	2,000,000	2,113,502
Bank of America Corp.	A-	3.70	09/01/15	250,000	261,362
Bank of America Corp.	BBB+	5.75	08/15/16	500,000	552,063
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	2,000,000	1,858,278
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,067,488
Block Financial LLC	BBB	5.13	10/30/14	750,000	781,715
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,070,350
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,064,470
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,116,202
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,021,647
CNA Financial Corp.	BBB	5.85	12/15/14	200,000	211,477
CNA Financial Corp.	BBB	6.50	08/15/16	1,000,000	1,130,900
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	1,022,536
ERP Operating LP	BBB+	5.38	08/01/16	500,000	555,144
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	827,202
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,308,013
Fosters Finance Corp.†	BBB+	4.88	10/01/14	500,000	520,118
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	543,312
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	900,000	938,967
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	500,000	531,896
HCP, Inc.	BBB+	5.65	12/15/13	500,000	504,896
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,405,748
Health Care REIT, Inc.	BBB	3.63	03/15/16	1,750,000	1,835,496
Healthcare Realty Trust	BBB-	5.75	01/15/21	2,000,000	2,170,800
Hospitality Properties Trust	BBB-	5.63	03/15/17	566,000	615,317
HSBC Finance Corp.	A	3.23	11/10/13	40,000	39,971
HSBC Finance Corp.	A	3.26	11/10/13	43,000	43,009
HSBC Finance Corp.	A	3.44	11/10/13	70,000	69,978
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	507,047
Kemper Corp.	BBB-	6.00	11/30/15	1,500,000	1,619,304
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,087,323
MetLife, Inc.	A-	5.00	11/24/13	250,000	251,699
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,179,858
Morgan Stanley	A-	2.88	01/24/14	500,000	503,344
Morgan Stanley	A-	4.00	07/24/15	1,000,000	1,043,055

Nissan Motor Acceptance Corp.†	BBB+	4.50	01/30/15	790,000	826,031
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	268,372
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	700,000	827,313
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	1,300,000	1,331,626
Penske Truck Leasing Co. LP†	BBB-	3.75	05/11/17	490,000	512,888
ProLogis LP	BBB	6.63	05/15/18	1,500,000	1,753,919
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,038,297
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,072,950
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,692,402
Reckson Operating Partnership	BBB-	6.00	03/31/16	1,700,000	1,846,295
Regency Centers LP	BBB	4.95	04/15/14	500,000	510,255
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,657,652
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,712,057
Simon Property Group LP	A	2.80	01/30/17	1,500,000	1,554,278
SLM Corp.	BBB-	5.00	10/01/13	1,500,000	1,500,000
Ventas Realty LP/Capital Corp.	BBB	4.00	04/30/19	1,700,000	1,783,145
Vornado Realty LP	BBB	4.25	04/01/15	1,500,000	1,557,225
Zions Bancorporation	BBB-	4.50	03/27/17	400,000	419,989
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	1,029,926
					59,822,535
HEALTH CARE (5.4%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,153,708
Allergan, Inc.	A+	5.75	04/01/16	500,000	557,790
Baxter International, Inc.	A	4.63	03/15/15	250,000	264,525
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,070,786
Biogen Idec, Inc.	A-	6.88	03/01/18	1,250,000	1,483,950
CIGNA Corp.	A-	2.75	11/15/16	1,750,000	1,817,771
Hospira, Inc.	BBB-	6.05	03/30/17	2,000,000	2,194,002
Humana, Inc.	BBB+	6.45	06/01/16	1,415,000	1,590,142
Laboratory Corp. of America	BBB	3.13	05/15/16	500,000	517,844
Laboratory Corp. of America	BBB	3.75	08/23/22	600,000	584,589
Laboratory Corp. of America	BBB	4.63	11/15/20	400,000	419,446
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	544,178
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	562,031
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,064,668
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,132,794
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	393,596
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,673,046
					21,024,866
INDUSTRIALS (6.4%)
Black & Decker Corp.	A	5.75	11/15/16	500,000	567,509
CSX Corp.	BBB	6.25	04/01/15	1,000,000	1,080,416
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	2,000,000	2,017,058
Equifax, Inc.	BBB+	3.30	12/15/22	2,000,000	1,875,796
Flowserve Corp.	BBB-	3.50	09/15/22	2,000,000	1,888,230
Harsco Corp.	BBB-	5.75	05/15/18	2,250,000	2,395,872
Kennametal, Inc.	BBB	2.65	11/01/19	2,000,000	1,932,166
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,173,300
Masco Corp.	BBB-	4.80	06/15/15	500,000	522,500
Pitney Bowes, Inc.	BBB	5.25	01/15/37	1,500,000	1,577,811
Ryder System, Inc.	BBB	7.20	09/01/15	1,000,000	1,109,491
Southwest Airlines Co.	BBB-	5.25	10/01/14	500,000	519,833
Southwest Airlines Co.	BBB-	5.75	12/15/16	735,000	819,424
Textron, Inc.	BBB-	4.63	09/21/16	750,000	809,268
Union Pacific Corp.	A-	4.88	01/15/15	500,000	526,654
URS Corp.†	BBB-	3.85	04/01/17	1,700,000	1,737,048
URS Corp.†	BBB-	5.50	04/01/22	300,000	301,848
Valmont Industries, Inc.	BBB	6.63	04/20/20	2,000,000	2,301,320
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	509,928
					24,665,472

INFORMATION TECHNOLOGY (4.9%)
Adobe Systems, Inc.	BBB+	4.75	02/01/20	2,000,000	2,180,142
Arrow Electronics, Inc.	BBB-	3.00	03/01/18	1,250,000	1,260,825
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	799,469
Avnet, Inc.	BBB-	5.88	03/15/14	750,000	765,425
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	1,009,677
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,062,285
Fiserv, Inc.	BBB-	4.75	06/15/21	1,900,000	1,977,265
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,592,892
Lexmark International, Inc.	BBB-	6.65	06/01/18	2,000,000	2,210,710
Motorola Solutions, Inc.	BBB	3.75	05/15/22	2,000,000	1,909,298
Tech Data Corp.	BBB-	3.75	09/21/17	2,000,000	2,048,936
Western Union Co.	BBB+	5.93	10/01/16	2,000,000	2,227,112
					19,044,036
MATERIALS (4.2%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,557,264
Albemarle Corp.	BBB+	4.50	12/15/20	1,000,000	1,042,579
Alcoa, Inc.	BBB-	6.75	07/15/18	2,000,000	2,190,684
Freeport-McMoRan Copper & Gold	BBB	2.15	03/01/17	1,750,000	1,739,166
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	1,948,818
Kinross Gold Corp.	NR	3.63	09/01/16	2,000,000	2,000,016
Kinross Gold Corp.	NR	5.13	09/01/21	750,000	711,489
Lubrizol Corp.	AA	5.50	10/01/14	500,000	524,705
Methanex Corp.	BBB-	3.25	12/15/19	2,000,000	1,965,752
Newmont Mining Corp.	BBB+	3.50	03/15/22	2,000,000	1,748,912
Rock-Tenn Co.	BBB-	3.50	03/01/20	600,000	593,286
					16,022,671
TELECOMMUNICATION SERVICES (1.4%)
American Tower Corp.	BBB-	4.50	01/15/18	2,000,000	2,112,276
CenturyLink, Inc.	BB	5.00	02/15/15	1,250,000	1,300,000
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,126,932
					5,539,208
UTILITIES (2.9%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	565,108
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,041,729
Black Hills Corp.	BBB	9.00	05/15/14	2,000,000	2,093,270
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,624,155
Entergy Corp.	BBB-	4.70	01/15/17	600,000	642,523
Entergy Corp.	BBB-	5.13	09/15/20	1,400,000	1,456,162
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	984,426
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,013,352
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	638,149
TransAlta Corp.	BBB-	5.75	12/15/13	1,000,000	1,009,252
					11,068,126
TOTAL LONG-TERM DEBT SECURITIES (Cost: $370,542,741) 98.5%					380,529,994

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill	A-1+	0.00	10/17/13	2,000,000	1,999,996
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,999,996) 0.5%					1,999,996

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 0.2%					750,000

TOTAL INVESTMENTS (Cost: $373,292,737) 99.2%					383,279,990

OTHER NET ASSETS 0.8%					3,217,427

NET ASSETS 100.0%					$386,497,417

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2013  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.3%)
U.S. Treasury Note	AA+	2.13	08/15/21	5,000,000	4,959,375
U.S. Treasury Strip	AA+	0.00	08/15/18	2,000,000	1,869,428
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	11,399,200
					18,228,003
U.S. GOVERNMENT AGENCIES (30.2%)
MORTGAGE-BACKED OBLIGATIONS (28.0%)
FHARM	AA+	0.71	04/01/37	391,429	415,284
FHARM	AA+	0.71	09/01/39	495,190	529,086
FHARM	AA+	2.90	04/01/37	575,013	608,761
FHARM	AA+	3.37	04/01/42	853,495	879,192
FHARM	AA+	5.24	02/01/36	248,534	264,248
FHARM	AA+	5.43	05/01/37	159,184	170,258
FHARM	AA+	5.77	03/01/37	120,856	126,153
FHLMC	AA+	2.50	09/01/27	2,715,266	2,735,758
FHLMC	AA+	2.50	12/01/27	3,168,125	3,192,035
FHLMC	AA+	2.50	04/01/28	1,449,591	1,459,218
FHLMC	AA+	3.00	06/01/27	1,272,777	1,317,986
FHLMC	AA+	3.00	08/01/27	1,426,339	1,477,002
FHLMC	AA+	3.00	07/01/42	1,383,056	1,392,604
FHLMC	AA+	3.50	08/01/42	2,245,937	2,281,299
FHLMC	AA+	3.50	01/01/43	2,173,481	2,207,703
FHLMC	AA+	3.50	01/01/43	2,660,244	2,702,129
FHLMC	AA+	3.50	02/01/43	3,069,088	3,117,261
FHLMC	AA+	3.50	03/01/43	2,266,137	2,301,818
FHLMC	AA+	4.00	05/01/24	296,578	314,194
FHLMC	AA+	4.00	02/01/25	769,612	815,324
FHLMC	AA+	4.00	05/01/26	860,703	911,825
FHLMC	AA+	4.00	12/15/38	500,000	517,740
FHLMC	AA+	4.00	07/01/41	1,913,897	2,001,113
FHLMC	AA+	4.00	12/01/41	1,107,009	1,157,652
FHLMC	AA+	4.00	06/01/42	1,074,593	1,123,562
FHLMC	AA+	4.00	07/01/42	3,787,899	3,961,188
FHLMC	AA+	4.00	09/01/42	2,318,648	2,424,721
FHLMC	AA+	4.00	12/01/42	2,312,953	2,418,766
FHLMC	AA+	4.50	03/01/34	1,008,957	1,076,740
FHLMC	AA+	4.50	08/01/34	715,562	763,113
FHLMC	AA+	4.50	08/15/35	232,646	261,948
FHLMC	AA+	4.50	12/01/39	1,890,990	2,009,654
FHLMC	AA+	5.00	02/01/26	196,858	213,157
FHLMC	AA+	5.00	08/01/35	1,438,280	1,555,977
FHLMC	AA+	5.00	10/01/40	2,447,089	2,650,369
FHLMC	AA+	5.50	03/01/21	265,601	284,403
FHLMC	AA+	5.50	07/01/32	499,590	543,307
FHLMC	AA+	5.50	01/15/33	540,935	597,543
FHLMC	AA+	5.50	05/01/33	852,484	931,094
FHLMC	AA+	5.50	01/15/35	398,865	422,379
FHLMC	AA+	5.50	06/01/37	1,812,304	1,959,817
FHLMC	AA+	6.00	07/15/29	365,772	402,519
FHLMC	AA+	6.00	03/15/32	400,340	443,879
FHLMC Strip	AA+	3.00	01/15/43	2,889,872	2,892,152
FNMA	AA+	2.25	01/01/28	1,448,500	1,370,881
FNMA	AA+	2.42	05/01/43	2,379,521	2,323,131
FNMA	AA+	3.00	06/01/33	2,262,461	2,227,649
FNMA	AA+	3.00	07/01/33	3,538,752	3,484,301
FNMA	AA+	3.00	10/01/42	1,295,309	1,266,533
FNMA	AA+	3.00	12/01/42	2,320,576	2,239,868
FNMA	AA+	3.50	03/01/32	1,472,947	1,510,255
FNMA	AA+	3.50	10/01/41	1,636,009	1,676,985

FNMA	AA+	3.50	12/01/41	2,126,662	2,179,927
FNMA	AA+	3.50	04/01/42	2,082,275	2,138,702
FNMA	AA+	3.50	04/01/42	1,887,622	1,922,958
FNMA	AA+	3.50	07/01/42	3,007,377	3,063,744
FNMA	AA+	3.50	08/01/42	2,924,697	2,979,515
FNMA	AA+	3.50	10/01/42	2,858,668	2,912,247
FNMA	AA+	4.00	05/01/19	551,053	585,127
FNMA	AA+	4.00	07/25/26	2,475,078	2,640,846
FNMA	AA+	4.00	01/01/31	2,313,701	2,449,478
FHLMC	AA+	4.00	12/01/34	870,585	914,694
FNMA	AA+	4.00	03/01/35	761,788	802,669
FNMA	AA+	4.00	06/01/39	809,275	849,267
FNMA	AA+	4.00	11/01/40	1,926,208	2,021,118
FNMA	AA+	4.00	05/01/41	1,788,993	1,883,621
FNMA	AA+	4.50	05/01/18	336,176	357,300
FNMA	AA+	4.50	05/01/19	79,765	84,860
FNMA	AA+	4.50	06/01/19	213,556	227,196
FNMA	AA+	4.50	05/01/30	892,434	960,695
FNMA	AA+	4.50	04/01/31	1,330,904	1,432,392
FNMA	AA+	4.50	08/01/33	292,457	313,063
FNMA	AA+	4.50	08/01/33	201,406	215,667
FNMA	AA+	4.50	09/01/33	793,824	849,755
FNMA	AA+	4.50	10/01/33	827,341	885,634
FNMA	AA+	4.50	10/01/33	494,489	529,330
FNMA	AA+	4.50	05/01/34	338,677	362,250
FNMA	AA+	4.50	06/01/34	522,076	558,414
FNMA	AA+	4.50	07/01/34	450,000	481,321
FNMA	AA+	4.50	01/01/35	1,189,452	1,273,673
FNMA	AA+	4.50	08/01/35	652,012	695,819
FNMA	AA+	4.50	09/01/35	293,789	310,260
FNMA	AA+	4.50	12/01/35	590,111	629,760
FNMA	AA+	4.50	05/01/39	1,465,706	1,564,583
FNMA	AA+	4.50	05/01/39	1,684,928	1,798,594
FNMA	AA+	4.50	05/01/40	890,198	955,629
FNMA	AA+	4.50	11/01/40	1,269,322	1,356,906
FNMA	AA+	4.50	06/01/41	1,003,360	1,072,593
FNMA	AA+	4.50	10/01/41	2,357,697	2,522,038
FNMA	AA+	4.50	11/01/41	1,568,203	1,677,513
FNMA	AA+	4.50	01/01/42	263,628	282,004
FNMA	AA+	4.50	07/01/42	3,503,555	3,781,432
FNMA	AA+	5.00	04/01/18	85,741	91,261
FNMA	AA+	5.00	09/01/18	411,779	438,289
FNMA	AA+	5.00	09/01/20	270,218	289,888
FNMA	AA+	5.00	10/01/20	509,794	546,903
FNMA	AA+	5.00	10/01/25	328,784	357,528
FNMA	AA+	5.00	09/01/33	1,682,366	1,826,238
FNMA	AA+	5.00	10/01/33	1,069,622	1,161,093
FNMA	AA+	5.00	11/01/33	1,031,018	1,119,189
FNMA	AA+	5.00	03/01/34	251,716	273,242
FNMA	AA+	5.00	04/01/34	154,278	167,464
FNMA	AA+	5.00	04/01/34	525,877	570,823
FNMA	AA+	5.00	04/01/35	487,998	528,709
FNMA	AA+	5.00	06/01/35	340,132	368,507
FNMA	AA+	5.00	09/01/35	652,683	707,133
FNMA	AA+	5.00	09/01/35	935,999	1,014,084
FNMA	AA+	5.00	11/25/35	1,943,792	2,106,532
FNMA	AA+	5.00	05/01/39	1,446,415	1,559,070
FNMA	AA+	5.00	09/25/40	1,610,939	1,742,714
FNMA	AA+	5.50	04/01/17	35,621	37,633
FNMA	AA+	5.50	05/01/17	48,535	51,276
FNMA	AA+	5.50	01/01/24	350,454	381,833
FNMA	AA+	5.50	03/01/24	756,019	823,711
FNMA	AA+	5.50	09/01/25	314,997	343,201
FNMA	AA+	5.50	11/01/26	244,573	266,820

FNMA	AA+	5.50	01/01/27	146,824	160,180
FNMA	AA+	5.50	03/01/33	475,974	519,787
FNMA	AA+	5.50	09/01/33	490,488	535,845
FNMA	AA+	5.50	10/01/33	926,096	1,011,735
FNMA	AA+	5.50	03/01/34	199,567	218,022
FNMA	AA+	5.50	03/01/34	506,446	553,278
FNMA	AA+	5.50	07/01/34	410,465	447,498
FNMA	AA+	5.50	09/01/34	482,617	527,312
FNMA	AA+	5.50	09/01/34	252,143	274,892
FNMA	AA+	5.50	09/01/34	174,717	190,480
FNMA	AA+	5.50	10/01/34	775,945	845,952
FNMA	AA+	5.50	02/01/35	327,816	357,280
FNMA	AA+	5.50	02/01/35	520,899	567,896
FNMA	AA+	5.50	04/01/35	544,608	593,557
FNMA	AA+	5.50	08/01/35	1,152,305	1,255,873
FNMA	AA+	5.50	02/25/37	306,206	335,296
FNMA	AA+	5.50	05/01/38	1,241,827	1,351,078
FNMA	AA+	5.50	11/01/38	285,474	301,941
FNMA	AA+	5.50	06/01/48	384,573	406,217
FNMA	AA+	6.00	03/01/17	58,615	62,504
FNMA	AA+	6.00	05/01/23	446,556	494,297
FNMA	AA+	6.00	01/01/25	286,996	316,472
FNMA	AA+	6.00	03/01/28	385,739	419,383
FNMA	AA+	6.00	04/01/32	103,815	114,919
FNMA	AA+	6.00	04/01/32	91,087	100,829
FNMA	AA+	6.00	05/01/32	406,641	450,133
FNMA	AA+	6.00	04/01/33	954,531	1,056,622
FNMA	AA+	6.00	11/01/34	332,776	368,361
FNMA	AA+	6.00	03/01/36	118,443	128,378
FNMA	AA+	6.00	12/01/36	415,044	453,711
FNMA	AA+	6.00	01/01/37	507,552	554,838
FNMA	AA+	6.00	03/01/37	393,057	421,478
FNMA	AA+	6.00	04/01/37	231,511	248,817
FNMA	AA+	6.00	05/01/37	145,694	156,363
FNMA	AA+	6.00	06/01/37	275,658	295,971
FNMA	AA+	6.00	07/01/37	189,658	206,976
FNMA	AA+	6.00	08/01/37	304,900	332,742
FNMA	AA+	6.00	12/01/37	138,833	151,510
FNMA	AA+	6.00	10/25/44	716,066	817,402
FNMA	AA+	6.00	02/25/47	1,651,630	1,862,685
FNMA	AA+	6.00	12/25/49	1,095,364	1,257,046
FNMA	AA+	6.50	09/01/16	14,680	15,537
FNMA	AA+	6.50	03/01/17	160,783	172,654
FNMA	AA+	6.50	05/01/17	10,850	11,651
FNMA	AA+	6.50	05/01/32	279,709	321,696
FNMA	AA+	6.50	05/01/32	108,224	124,469
FNMA	AA+	6.50	09/01/36	180,627	195,312
FNMA	AA+	6.50	05/01/37	343,140	394,669
FNMA	AA+	6.50	07/01/37	86,554	99,551
FNMA	AA+	6.50	09/01/37	153,509	176,561
FNMA	AA+	6.50	05/01/38	374,917	431,659
FNMA	AA+	7.00	09/01/31	67,894	79,186
FNMA	AA+	7.00	01/25/44	625,978	722,106
FNMA	AA+	7.50	06/01/32	151,764	172,265
FNMA	AA+	8.00	04/01/32	22,111	25,680
FNMA Strip	AA+	3.00	08/25/42	2,378,920	2,374,745
GNMA (4)	AA+	2.68	10/16/47	2,000,000	1,927,340
GNMA (4)	AA+	3.50	11/20/32	2,691,227	2,780,414
GNMA (4)	AA+	3.50	09/20/33	1,378,344	1,445,440
GNMA (4)	AA+	3.50	01/20/37	698,419	731,582
GNMA (4)	AA+	3.50	07/15/42	1,952,602	2,010,768
GNMA (4)	AA+	3.50	11/15/42	1,776,981	1,829,915
GNMA (4)	AA+	3.70	05/15/42	1,605,762	1,652,726
GNMA (4)	AA+	4.00	04/15/24	537,825	571,939

GNMA (4)	AA+	4.00	01/20/41	2,866,547	3,040,002
GNMA (4)	AA+	4.00	08/15/41	2,165,727	2,288,333
GNMA (4)	AA+	4.00	11/15/41	1,368,484	1,445,957
GNMA (4)	AA+	4.00	12/15/41	2,127,666	2,248,117
GNMA (4)	AA+	4.00	01/15/42	870,105	919,895
GNMA (4)	AA+	4.00	03/20/42	1,402,942	1,488,609
GNMA (4)	AA+	4.00	08/20/42	2,202,831	2,337,342
GNMA (4)	AA+	4.25	06/20/36	1,224,756	1,297,645
GNMA (4)	AA+	4.25	04/20/41	1,305,799	1,384,773
GNMA (4)	AA+	4.29	04/15/41	1,108,417	1,171,481
GNMA (4)	AA+	4.50	06/20/30	177,655	193,676
GNMA (4)	AA+	4.50	09/15/30	1,004,556	1,090,883
GNMA (4)	AA+	4.50	06/20/34	950,506	1,029,070
GNMA (4)	AA+	4.50	09/15/40	1,871,521	2,025,302
GNMA (4)	AA+	4.50	10/15/40	2,635,087	2,851,609
GNMA (4)	AA+	4.50	10/15/40	1,025,178	1,109,415
GNMA (4)	AA+	5.00	04/15/39	1,782,374	1,944,760
GNMA (4)	AA+	5.00	06/20/39	2,163,386	2,372,552
GNMA (4)	AA+	5.00	11/15/39	1,150,516	1,255,336
GNMA (4)	AA+	5.00	06/20/40	1,102,533	1,207,676
GNMA (4)	AA+	5.00	06/20/40	1,091,713	1,195,824
GNMA (4)	AA+	5.50	01/15/36	265,608	291,127
GNMA (4)	AA+	6.50	04/15/31	15,941	18,407
GNMA (4)	AA+	6.50	12/15/31	85,339	98,542
GNMA (4)	AA+	6.50	05/15/32	32,626	37,715
GNMA (4)	AA+	7.00	05/15/32	10,359	12,083
GNMA TBA (4)	AA+	4.50	02/20/20	1,409,557	1,468,000
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	1,607,208	1,813,120
					221,857,941
NON-MORTGAGE-BACKED OBLIGATIONS (2.2%)
FNMA	AA+	0.00	10/09/19	20,000,000	16,961,857

CORPORATE DEBT (65.5%)
CONSUMER DISCRETIONARY (9.3%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	985,182
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,190,770
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,065,715
Brinker International, Inc.	BBB-	3.88	05/15/23	4,000,000	3,756,548
Darden Restaurants, Inc.	BBB	4.50	10/15/21	3,500,000	3,531,150
Dollar General Corp.	BBB-	3.25	04/15/23	4,000,000	3,642,796
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	2,000,000	2,080,000
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,181,132
Home Depot, Inc.	A-	5.40	03/01/16	2,000,000	2,218,544
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,975,568
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	215,626
Kohl’s Corp.	BBB+	3.25	02/01/23	880,000	811,674
Kohl’s Corp.	BBB+	4.00	11/01/21	2,620,000	2,629,259
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	1,949,064
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,012,460
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	2,990,220
Mattel, Inc.	BBB+	4.35	10/01/20	1,000,000	1,057,595
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,195,828
NVR, Inc.	BBB	3.95	09/15/22	4,000,000	3,874,496
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,250,000	3,197,464
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	959,110
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,137,586
Staples, Inc.	BBB	4.38	01/12/23	3,700,000	3,565,113
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,058,048
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,061,432
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	2,248,056
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	3,797,552
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	4,000,000	4,020,000
					73,407,988

CONSUMER STAPLES (3.6%)
Avon Products, Inc.	BBB-	4.20	07/15/18	900,000	933,934
Avon Products, Inc.	BBB-	6.50	03/01/19	2,100,000	2,354,209
Beam, Inc.	BBB-	5.38	01/15/16	344,000	374,828
Cargill, Inc.†	A	5.00	11/15/13	500,000	502,454
ConAgra Foods, Inc.†	BBB-	4.95	08/15/20	1,500,000	1,583,168
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,275,872
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	4,000,000	4,111,512
Flowers Foods, Inc.	BBB-	4.38	04/01/22	3,500,000	3,465,193
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,415,933
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,105,086
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	2,980,764
Safeway, Inc.	BBB	3.95	08/15/20	4,000,000	3,924,996
					28,027,949
ENERGY (5.4%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,221,388
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,144,698
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,035,550
Energen Corp.	BBB	4.63	09/01/21	4,000,000	3,962,708
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,129,084
Kinder Morgan, Inc.	BB	5.15	03/01/15	2,000,000	2,086,488
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,000,000	3,239,019
Murphy Oil Corp.	BBB	2.50	12/01/17	1,250,000	1,240,705
Murphy Oil Corp.	BBB	3.70	12/01/22	2,450,000	2,283,554
National Oilwell Varco, Inc.	A-	6.13	08/15/15	2,000,000	2,002,412
Noble Corp.	BBB+	7.50	03/15/19	2,000,000	2,324,848
Rowan Companies PLC	BBB-	4.88	06/01/22	4,000,000	4,127,432
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	2,775,000	2,910,809
SESI LLC	BBB-	7.13	12/15/21	3,900,000	4,260,750
Sunoco, Inc.	BBB-	5.75	01/15/17	2,000,000	2,153,142
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	1,500,000	1,624,941
					42,747,528
FINANCIALS (18.8%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,077,796
Alleghany Corp.	BBB	4.95	06/27/22	1,000,000	1,056,751
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,300,906
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,530,374
Bank of America Corp.	A-	3.70	09/01/15	2,000,000	2,090,892
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	4,000,000	3,716,556
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,067,488
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,420,194
Block Financial LLC	BBB	5.13	10/30/14	1,750,000	1,824,002
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,312,235
Boston Properties LP	A-	3.70	11/15/18	1,000,000	1,050,939
Boston Properties LP	A-	3.85	02/01/23	3,000,000	2,922,405
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,047,190
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,232,404
CNA Financial Corp.	BBB	6.50	08/15/16	2,000,000	2,261,800
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,787,068
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,540,047
Genworth Financial, Inc.	BBB-	7.20	02/15/21	1,750,000	2,016,537
Genworth Financial, Inc.	BBB-	7.63	09/24/21	1,300,000	1,536,486
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	3,000,000	3,129,891
Harley-Davidson Financial Svcs.†	A-	3.88	03/15/16	2,678,000	2,848,835
Hartford Financial Svcs.	BBB	5.50	03/30/20	1,000,000	1,128,406
HCP, Inc.	BBB+	5.65	12/15/13	2,000,000	2,019,582
HCP, Inc.	BBB+	6.00	01/30/17	1,250,000	1,405,748
Health Care REIT, Inc.	BBB	3.63	03/15/16	750,000	786,641
Health Care REIT, Inc.	BBB	3.75	03/15/23	750,000	709,442
Health Care REIT, Inc.	BBB	6.13	04/15/20	2,500,000	2,838,523

Healthcare Realty Trust	BBB-	3.75	04/15/23	4,000,000	3,720,196
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,000,000	3,994,876
HSBC Finance Corp.	A	3.23	11/10/13	100,000	99,928
HSBC Finance Corp.	A	3.40	10/10/13	70,000	69,692
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	4,000,000	3,918,276
JP Morgan Chase Bank NA	A	6.00	10/01/17	2,000,000	2,288,308
Kemper Corp.	BBB-	6.00	11/30/15	2,500,000	2,698,840
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,078,888
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,304,502
Marsh & McLennan Cos., Inc.	BBB	4.80	07/15/21	3,000,000	3,242,397
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	3,994,844
Morgan Stanley	A-	2.88	01/24/14	1,000,000	1,006,687
Morgan Stanley	A-	4.00	07/24/15	2,000,000	2,086,110
National Retail Pptys., Inc.	BBB	3.30	04/15/23	1,000,000	908,720
National Retail Pptys., Inc.	BBB	3.80	10/15/22	3,000,000	2,863,260
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	300,000	354,563
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,357,174
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	3,000,000	3,072,984
ProLogis LP	BBB	6.63	05/15/18	3,000,000	3,507,837
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,038,297
Protective Life Secured Trust	AA-	2.76	12/10/14	124,000	125,210
Protective Life Secured Trust	AA-	2.91	10/10/14	53,000	52,810
Protective Life Secured Trust	AA-	3.01	08/10/14	21,000	20,978
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,067,399
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,145,900
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,331,916
Reckson Operating Partnership	BBB-	6.00	03/31/16	3,200,000	3,475,379
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	2,041,020
Reinsurance Grp. of America, Inc.	A-	4.70	09/15/23	1,000,000	1,022,569
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,210,993
Retail Properties, Inc.†	A	7.88	03/15/16	5,000,000	5,733,355
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	3,112,830
SLM Corp.	BBB-	5.00	10/01/13	3,150,000	3,150,000
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,670,900
Ventas Realty LP/Capital Corp.	BBB	3.25	08/15/22	500,000	467,082
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	3,000,000	3,159,336
Vornado Realty LP	BBB	4.25	04/01/15	3,000,000	3,114,450
Wells Fargo & Co.	A	3.45	02/13/23	4,000,000	3,743,852
Zions Bancorporation	BBB-	4.50	03/27/17	1,000,000	1,049,972
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	2,059,852
					149,021,320
HEALTH CARE (6.1%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,307,416
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,231,158
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,798,695
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,141,572
Biogen Idec, Inc.	A-	6.88	03/01/18	2,500,000	2,967,900
CIGNA Corp.	A-	2.75	11/15/16	1,000,000	1,038,726
CIGNA Corp.	A-	5.38	03/15/17	2,000,000	2,226,260
Hospira, Inc.	BBB-	6.05	03/30/17	4,000,000	4,388,004
Humana, Inc.	BBB+	7.20	06/15/18	2,000,000	2,395,666
Laboratory Corp. of America	BBB	3.75	08/23/22	2,000,000	1,948,630
Laboratory Corp. of America	BBB	4.63	11/15/20	1,000,000	1,048,616
Laboratory Corp. of America	BBB	5.63	12/15/15	1,000,000	1,088,356
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,113,385
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,129,336
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,265,588
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	983,989
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,136,962
WellPoint, Inc.	A-	4.35	08/15/20	2,000,000	2,124,580
					48,334,839

INDUSTRIALS (5.4%)
CSX Corp.	BBB	6.25	04/01/15	2,000,000	2,160,832
Donnelley (R.R.) & Sons Co.	BB	4.95	04/01/14	2,000,000	2,030,000
Dun & Bradstreet Corp.	BBB	3.25	12/01/17	3,000,000	3,025,587
Dun & Bradstreet Corp.	BBB	4.38	12/01/22	1,000,000	982,016
Equifax, Inc.	BBB+	3.30	12/15/22	4,000,000	3,751,592
Flowserve Corp.	BBB-	3.50	09/15/22	4,000,000	3,776,460
Harsco Corp.	BBB-	5.75	05/15/18	4,000,000	4,259,328
Kennametal, Inc.	BBB	2.65	11/01/19	4,000,000	3,864,332
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,141,930
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,086,650
Pentair Ltd.	BBB	5.00	05/15/21	3,000,000	3,147,384
Pitney Bowes, Inc.	BBB	5.25	01/15/37	3,000,000	3,155,622
Textron, Inc.	BBB-	4.63	09/21/16	2,900,000	3,129,170
URS Corp.†	BBB-	5.50	04/01/22	4,000,000	4,024,644
Valmont Industries, Inc.	BBB	6.63	04/20/20	750,000	862,995
					42,398,542
INFORMATION TECHNOLOGY (5.2%)
Adobe Systems, Inc.	BBB+	4.75	02/01/20	4,000,000	4,360,284
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,087,726
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,312,087
Avnet, Inc.	BBB-	5.88	03/15/14	400,000	408,227
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,169,100
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,167,928
Fiserv, Inc.	BBB-	4.63	10/01/20	2,800,000	2,928,937
Fiserv, Inc.	BBB-	4.75	06/15/21	1,000,000	1,040,666
Ingram Micro, Inc.	BBB-	5.00	08/10/22	1,000,000	993,076
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,185,784
Lexmark International, Inc.	BBB-	6.65	06/01/18	4,000,000	4,421,420
Motorola Solutions, Inc.	BBB	3.75	05/15/22	4,000,000	3,818,596
Tech Data Corp.	BBB-	3.75	09/21/17	4,000,000	4,097,872
Total System Services, Inc.	BBB+	3.75	06/01/23	4,000,000	3,702,344
Western Union Co.	BBB+	5.93	10/01/16	4,000,000	4,454,224
					41,148,271
MATERIALS (7.0%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,076,352
Albemarle Corp.	BBB+	4.50	12/15/20	2,000,000	2,085,158
Alcoa, Inc.	BBB-	6.75	07/15/18	4,000,000	4,381,368
Carpenter Technology Corp.	BBB	4.45	03/01/23	3,600,000	3,527,428
Domtar Corp.	BBB-	4.40	04/01/22	4,000,000	3,860,428
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,626,998
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	4,000,000	3,678,796
Geon Co.	BB+	7.50	12/15/15	3,750,000	4,134,375
Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	3,897,636
Kinross Gold Corp.	NR	5.13	09/01/21	4,000,000	3,794,608
Lubrizol Corp.	AA	5.50	10/01/14	2,000,000	2,098,818
Methanex Corp.	BBB-	3.25	12/15/19	3,400,000	3,341,778
Methanex Corp.	BBB-	5.25	03/01/22	600,000	622,378
Newmont Mining Corp.	BBB+	3.50	03/15/22	4,000,000	3,497,824
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	1,923,044
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	3,643,080
Teck Resources Ltd.	BBB	3.75	02/01/23	1,000,000	920,516
Teck Resources Ltd.	BBB	4.75	01/15/22	3,000,000	3,010,557
Vulcan Materials Co.	BB	7.00	06/15/18	2,000,000	2,255,000
					55,376,142
TELECOMMUNICATION SERVICES (1.4%)
Alltel Corp.	BBB+	7.00	03/15/16	2,000,000	2,266,526
American Tower Corp.	BBB-	4.50	01/15/18	4,000,000	4,224,552
CenturyLink, Inc.	BB	5.00	02/15/15	2,000,000	2,080,000
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,126,932
					10,698,010

UTILITIES (3.3%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	565,108
AmerenEnergy Generating Co.	CCC+	6.30	04/01/20	2,500,000	1,912,500
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,248,310
Entergy Corp.	BBB-	4.70	01/15/17	1,500,000	1,606,308
Entergy Corp.	BBB-	5.13	09/15/20	2,500,000	2,600,290
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	984,426
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,169,611
PPL Energy Supply LLC	BBB	4.60	12/15/21	1,000,000	986,693
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,080,988
Progress Energy, Inc.	A	5.25	12/15/15	2,000,000	2,199,938
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	3,905,464
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,791,697
					26,051,333
SOVEREIGN DEBT (0.5%)
Sri Lanka AID	NR	6.59	09/15/28	3,489,796	4,253,164

TOTAL LONG-TERM DEBT SECURITIES (Cost: $766,268,790) 98.5%					778,512,887

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill	A-1+	0.00	10/17/13	4,000,000	3,999,991
U.S. Treasury Bill	A-1+	0.03	10/24/13	5,000,000	4,999,904
					8,999,895
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,999,895) 1.1%					8,999,895

TEMPORARY CASH INVESTMENTS (2) (Cost: $2,322,700) 0.3%					2,322,700

TOTAL INVESTMENTS (Cost: $777,591,385) 99.9%					789,835,482

OTHER NET ASSETS 0.1%					498,733

NET ASSETS 100.0%					$790,334,215

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2013 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2013, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$4,799,877	0.3%
ALL AMERICA FUND	$1,499,988	0.5%
SMALL CAP VALUE FUND	$999,877	0.3%
MID-CAP EQUITY INDEX FUND	$1,790,935	0.2%
COMPOSITE FUND	$721,052	0.4%
MONEY MARKET FUND	$55,942,292	65.6%
MID-TERM BOND FUND	$8,092,004	2.1%
BOND FUND	$22,662,661	2.9%

(1)         This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of September 30, 2013, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	472	E-mini S&P 500 Stock Index	P	December 2013	$39,513,480	$(187,004)	2.9%
ALL AMERICA FUND	71	E-mini S&P 500 Stock Index	P	December 2013	$3,934,605	$(47,568)	1.3%
MID-CAP EQUITY INDEX FUND	192	E-mini S&P MidCap 400 Stock Index	P	December 2013	$23,819,520	$266,786	2.9%

(a)              Includes the cumulative appreciation(depreciation) of futures contracts.

(2)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2013 was 0.15%.

(3)         Percentage is less than 0.05%.

(4)         U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 — quoted prices in active markets for identical securities.

•                  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2013, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of September 30, 2013. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2013, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,338,927,603	—	—	$1,338,927,603
Short-Term Debt Securities	—	$39,710,521	—	$39,710,521
Temporary Cash Investments	—	$231,200	—	$231,200
	$1,338,927,603	$39,941,721	—	$1,378,869,324

All America Fund
Common Stock - Indexed	$143,333,136	—	—	$143,333,136
Common Stock - Active	$142,726,247	—	—	$142,726,247
Convertible Preferred Stock - Active	$180,031	—	—	$180,031
Short-Term Debt Securities - Indexed	—	$2,999,781	—	$2,999,781
Short-Term Debt Securities - Active	—	$1,099,836	—	$1,099,836
Temporary Cash Investments	—	$1,950,900	—	$1,950,900
	$286,239,414	$6,050,517	—	$292,289,931

Small Cap Value Fund
Common Stock	$333,385,737	—	—	$333,385,737
Convertible Preferred Stock	$1,377,752	—	—	$1,377,752
Short-Term Debt Securities	—	$10,899,641	—	$10,899,641
	$334,763,489	$10,899,641	—	$345,663,130

Small Cap Growth Fund
Common Stock	$370,019,310	—	—	$370,019,310
Short-Term Debt Securities	—	$4,499,782	—	$4,499,782
	$370,019,310	$4,499,782	—	$374,519,092

Mid Cap Value Fund
Common Stock	$65,564,061	—	—	$65,564,061
Short-Term Debt Securities	—	$1,399,969	—	$1,399,969
	$65,564,061	$1,399,969	—	$66,964,030

Mid-Cap Equity Index Fund
Common Stock	$791,326,681	—	—	$791,326,681
Short-Term Debt Securities	—	$23,289,952	—	$23,289,952
Temporary Cash Investments	—	$500,000	—	$500,000
	$791,326,681	$23,789,952	—	$815,116,633

International Fund
Common Stock	$153,190,698	—	—	$153,190,698
Short-Term Debt Securities	—	$499,999	—	$499,999
	$153,190,698	$499,999	—	$153,690,697

Composite Fund
Common Stock	$109,170,339	—	—	$109,170,339
U.S. Government Debt	—	$9,172,996	—	$9,172,996
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,021,231	—	$22,021,231
Corporate Long-Term Debt	—	$32,899,597	—	$32,899,597
Short-Term Debt Securities	—	$5,499,269	—	$5,499,269
Temporary Cash Investments	—	$1,392,800	—	$1,392,800
	$109,170,339	$70,985,893	—	$180,156,232

Retirement Income Fund
Common Stock	$34,612,020	—	—	$34,612,020

2010 Retirement Fund
Common Stock	$22,889,653	—	—	$22,889,653

2015 Retirement Fund
Common Stock	$125,564,773	—	—	$125,564,773

2020 Retirement Fund
Common Stock	$218,949,665	—	—	$218,949,665

2025 Retirement Fund
Common Stock	$220,456,854	—	—	$220,456,854

2030 Retirement Fund
Common Stock	$183,384,650	—	—	$183,384,650

2035 Retirement Fund
Common Stock	$147,882,273	—	—	$147,882,273

2040 Retirement Fund
Common Stock	$129,289,078	—	—	$129,289,078

2045 Retirement Fund
Common Stock	$165,397,194	—	—	$165,397,194

2050 Retirement Fund
Common Stock	$13,556,405	—	—	$13,556,405

Conservative Allocation Fund
Common Stock	$93,650,117	—	—	$93,650,117

Moderate Allocation Fund
Common Stock	$263,310,008	—	—	$263,310,008

Aggressive Allocation Fund
Common Stock	$219,536,364	—	—	$219,536,364

Money Market Fund
U.S. Government Debt	—	$12,499,483	—	$12,499,483
U.S. Government Agency Short-Term Debt	—	$727,965	—	$727,965
Commercial Paper	—	$72,041,162	—	$72,041,162
Temporary Cash Investments	—	$19,500	—	$19,500
	—	$85,288,110	—	$85,288,110

Mid-Term Bond Fund
U.S. Government Debt	—	$134,822,070	—	$134,822,070
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$11,731	—	$11,731
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$37,007,131	—	$37,007,131
Corporate Debt	—	$208,689,062	—	$208,689,062
Short-Term Debt Securities	—	$1,999,996	—	$1,999,996
Temporary Cash Investments	—	$750,000	—	$750,000
	—	$383,279,990	—	$383,279,990

Bond Fund
U.S. Government Debt	—	$18,228,003	—	$18,228,003
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$221,857,941	—	$221,857,941
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$16,961,857	—	$16,961,857
Long-Term Corporate Debt	—	$517,211,922	—	$517,211,922
Sovereign Debt	—	$4,253,164	—	$4,253,164
Short-Term Debt Securities	—	$8,999,895	—	$8,999,895
Temporary Cash Investments	—	$2,322,700	—	$2,322,700
	—	$789,835,482	—	$789,835,482

Other Financial Instruments:*
Equity Index Fund	$(187,004)	—	—	$(187,004)
All America Fund	$(47,568)	—	—	$(47,568)
Mid-Cap Equity Index Fund	$266,786	—	—	$266,786

*         Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the nine months ended September 30, 2013, there were no transfers of securities between Level 1, Level 2 and Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price porvided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.  Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2013 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$461,896,118	$81,457,710	$88,373,290	$98,525,821	$16,333,206
Unrealized Depreciation	(35,006,633)	(13,244,917)	(9,750,565)	(7,802,228)	(2,042,179)
Net	$426,889,485	$68,212,793	$78,622,725	$90,723,593	$14,291,027
Cost of Investments	$951,979,839	$224,077,138	$267,040,405	$283,795,499	$52,673,003

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$230,130,502	$20,714,280	$35,951,781	$1,747,286	$2,108,711
Unrealized Depreciation	(22,209,647)	(1,705,708)	(3,976,255)	(361,814)	(120,033)
Net	$207,920,855	$19,008,572	$31,975,526	$1,385,472	$1,988,678
Cost of Investments	$607,195,778	$134,682,125	$148,180,706	$33,226,548	$20,900,975

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$15,940,813	$32,066,204	$37,288,744	$34,468,050	$29,908,004
Unrealized Depreciation	(1,244,326)	(1,752,317)	(1,188,582)	(927,107)	(678,798)
Net	$14,696,487	$30,313,887	$36,100,162	$33,540,943	$29,229,206
Cost of Investments	$110,868,286	$188,635,778	$184,356,692	$149,843,707	$118,653,067

	2040	2045	2050	Conservative	Moderate
	Retirement	Retirement	Retirement	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$27,760,034	$35,300,883	$972,402	$6,672,809	$46,086,810
Unrealized Depreciation	(450,907)	(508,673)	(11,166)	(622,051)	(7,474,178)
Net	$27,309,127	$34,792,210	$961,236	$6,050,758	$38,612,632
Cost of Investments	$101,979,951	$130,604,984	$12,595,169	$87,599,359	$224,697,376

	Aggressive	Money
	Allocation	Market	Mid-Term	Bond
	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$51,050,451	$70	$14,217,002	$25,312,782
Unrealized Depreciation	(4,663,839)	(53)	(4,229,749)	(13,068,685)
Net	$46,386,612	$17	$9,987,253	$12,244,097
Cost of Investments	$173,149,752	$85,288,093	$373,292,737	$777,591,385

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Attached hereto.

Exhibit 99                                        Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 25, 2013

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	November 25, 2013